Registration No. 33-59474

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

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POST-EFFECTIVE AMENDMENT NO. 77 TO
FORM N-1A
REGISTRATION STATEMENT
under
THE SECURITIES ACT OF 1933
and
REGISTRATION STATEMENT
under
THE INVESTMENT COMPANY ACT OF 1940

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PRINCIPAL FUNDS, INC.
formerly Principal Investors Fund, Inc.
(Exact name of Registrant as specified in Charter)

The Principal Financial Group
Des Moines, Iowa 50392
(Address of principal executive offices)

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Telephone Number (515) 248-3842

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Copy to:
MICHAEL D. ROUGHTON	JOHN W. BLOUCH, Esq.
The Principal Financial Group	Dykema Gossett PLLC
Des Moines, Iowa 50392	Franklin Square, Suite 300 West
1300 I Street, N.W.
Washington, DC 20005-3306

(Name and address of agent for service)
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It is proposed that this filing will become effective (check appropriate box)

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
_XX__ on March 1, 2010, pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485
_____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
_____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:)

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Principal Funds, Inc. (the "Fund") (File No. 33-
59474) (the "Registration Statement") consists of the following: (1) Facing Page of the Registration Statement; (2) Part A of the
Registration Statement (prospectus for (Class ABC shares of series with a 10/31 fiscal year end)) and (3) signature page.

This Post-Effective Amendment hereby incorporates Part B and Part C from the Fund's registration statement as filed on
February 26, 2010, (accession number 0000898745-10-000040).

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Bond Market
Index Fund, International Equity Index Fund, or Diversified Real Asset Fund (series with a fiscal year end of August 31).

PRINCIPAL FUNDS, INC.

CLASS A, CLASS B, AND CLASS C SHARES

The date of this Prospectus is March 1, 2010.

Ticker Symbols for Principal Funds, Inc.
Fund Name	A	B	C	Fund Name	A	B	C
Bond & Mortgage Securities	PRBDX	PROBX	PBMCX	MidCap Value I	PVEAX	PVEBX	PVECX
California Municipal	SRCMX	SQCMX	SRCCX	Money Market	PCSXX	PMBXX	PPCXX
Disciplined LargeCap Blend	PRMGX	PBABX	PDCCX	Preferred Securities	PPSAX		PRFCX
Diversified International	PRWLX	PRBWX	PDNCX	Principal Capital Appreciation	CMNWX	CMNBX	CMNCX
Equity Income	PQIAX	PQUBX	PEUCX	Principal LifeTime 2010	PENAX
Global Diversified Income	PGBAX		PGDCX	Principal LifeTime 2020	PTBAX	PLIBX
Global Real Estate Securities	POSAX		POSCX	Principal LifeTime 2030	PTCAX	PTCBX
Government & High Quality Bond	CMPGX	CBUGX	CCUGX	Principal LifeTime 2040	PTDAX	PTDBX
High Yield	CPHYX	CBHYX	CCHIX	Principal LifeTime 2050	PPEAX	PLTFX
Income	CMPIX	CMIBX	CNMCX	Principal LifeTime Strategic Income	PALTX	PLTSX
Inflation Protection	PITAX		PPOCX	Real Estate Securities	PRRAX	PRLEX	PRCEX
International Emerging Markets	PRIAX	PIEBX	PMKCX	SAM Balanced	SABPX	SBBPX	SCBPX
International Growth	PIRAX		PIRCX	SAM Conservative Balanced	SAIPX	SBIPX	SCIPX
LargeCap Blend I	PBLCX	PBLBX	PPLGX	SAM Conservative Growth	SAGPX	SBGPX	SCGPX
LargeCap Blend II	PLRAX	PLDBX	PLFCX	SAM Flexible Income	SAUPX	SBUPX	SCUPX
LargeCap Growth	PRGWX	PRGWX	PRGBX	SAM Strategic Growth	SACAX	SBCAX	SWHCX
LargeCap Growth I	PGGAX	PBAGX	PLRCX	Short-Term Bond	PLTBX		PBOCX
LargeCap Growth II	PLNAX		PLGRX	Short-Term Income	SRHQX		STCCX
LargeCap S&P 500 Index	PLSAX		PLICX	SmallCap Blend	PLLAX	PLLBX	PSMCX
LargeCap Value	PCACX	PCCBX	PLUCX	SmallCap Growth	PMAAX	PSCBX	PSOWX
LargeCap Value III	PPVAX	PLVBX	PLLCX	SmallCap Growth II	PPSMX	PPSBX	PTOCX
MidCap Blend	PEMGX	PRMBX	PMBCX	SmallCap Value	PSUAX	PSVBX	PSUCX
MidCap Growth III	PPMGX	PPGFX	POWCX	Tax-Exempt Bond	PTEAX	PTBBX	PTBCX

As with all mutual funds, neither the Securities and Exchange Commission ("SEC") nor any State Securities Commission has approved or disapproved of these securities or determined whether this prospectus is accurate or complete. It is a criminal offense to represent otherwise.

TABLE OF CONTENTS
Balanced/Asset Allocation Funds
Strategic Asset Management (“SAM”) Flexible Income Portfolio	4
Strategic Asset Management (“SAM”) Conservative Balanced Portfolio	9
Strategic Asset Management (“SAM”) Balanced Portfolio	14
Strategic Asset Management (“SAM”) Conservative Growth Portfolio	19
Strategic Asset Management (“SAM”) Strategic Growth Portfolio	24
Principal LifeTime Strategic Income Fund	29
Principal LifeTime 2010 Fund	35
Principal LifeTime 2020 Fund	41
Principal LifeTime 2030 Fund	47
Principal LifeTime 2040 Fund	53
Principal LifeTime 2050 Fund	59
LargeCap US Equity Funds
Disciplined LargeCap Blend Fund	65
Equity Income Fund	69
LargeCap Blend Fund I	73
LargeCap Blend Fund II	77
LargeCap Growth Fund	82
LargeCap Growth Fund I	86
LargeCap Growth Fund II	91
LargeCap S&P 500 Index Fund	96
LargeCap Value Fund	100
LargeCap Value Fund III	104
Principal Capital Appreciation	109
Small/MidCap US Equity Funds
MidCap Blend Fund	113
MidCap Growth Fund III	117
MidCap Value Fund I	122
Real Estate Securities Fund	127
SmallCap Blend Fund	132
SmallCap Growth Fund	136
SmallCap Growth Fund II	140
SmallCap Value Fund	145
International Equity Funds
Diversified International Fund	149
Global Real Estate Securities Fund	154
International Emerging Markets Fund	159
International Growth Fund	163

Fixed-Income Funds
Bond & Mortgage Securities Fund	167
California Municipal Fund	173
Global Diversified Income Fund	177
Government & High Quality Bond Fund	183
High Yield Fund	188
Income Fund	192
Inflation Protection Fund	196
Preferred Securities Fund	200
Tax-Exempt Bond Fund	205
Short-Term Fixed Income Funds
Money Market Fund	210
Short-Term Bond Fund	215
Short-Term Income Fund	219
Purchase of Fund Shares	223
Redemption of Fund Shares	224
Exchange of Fund Shares	227
Tax Considerations	228
Distribution Plans and Intermediary Compensation	229
The Costs of Investing	232
Certain Investment Strategies and Related Risks	234
Management of the Funds	245
Choosing a Share Class	259
Class A Shares	259
Class B Shares	263
Class C Shares	264
CDSC Calculation and Waivers	264
Frequent Purchases and Redemptions	265
Pricing of Fund Shares	266
Dividends and Distributions	268
Fund Account Information	269
Portfolio Holdings Information	271
Financial Highlights	271
Appendix A - Description of Bond Ratings	318
Additional Information	323

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income with some
	capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer
	investors the potential for a high level of income and a low level of capital growth, while exposing them to
	a low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal
Funds, Inc. More information about these and other discounts is available from your financial professional and in
“Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

			Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases			3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)			1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009			Class A	Class B	Class C
Management Fees			0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees			0.25%	1.00%	1.00%
Other Expenses			0.14%	0.17%	0.12%
Acquired Fund Fees and Expenses			0.59%	0.59%	0.59%
	Total Annual Fund Operating Expenses		1.33%	2.11%	2.06%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$505	$ 781	$1,076	$1,916
Class B	$714	$1,061	$1,334	$2,241
Class C	$309	$ 646	$1,108	$2,390

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$505	$781	$1,076	$1,916
Class B	$214	$661	$1,134	$2,241
Class C	$209	$646	$1,108	$2,390

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 11.4% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of income and a low level of capital growth, with exposure to a low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations the Underlying Funds.

The Portfolio:
•	invests up to 40% of its assets in any single fixed-income fund as well as cash equivalents;
•	generally invests no more than 30% of its net assets in equity funds; and
•	may invest up to 30% of its assets in any single equity fund.

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.74%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-7.04%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	16.37%	2.94%	4.25%
Class A Return After Taxes on Distributions	14.81%	1.45%	2.65%
Class A Return After Taxes on Distribution and Sale of Fund Shares	10.66%	1.73%	2.72%
Class B Return Before Taxes	14.98%	2.58%	4.02%
Class C Return Before Taxes	19.02%	2.94%	3.86%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Capital Benchmark (25/75) (reflects no deduction for fees, expenses, or taxes)	21.45%	1.78%	1.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-
deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class
A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital
Benchmark 25/75 are 25% S&P 500 Index and 75% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
•	purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

•	financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other
Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.14%	0.19%	0.13%
Acquired Fund Fees and Expenses	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	1.36%	2.16%	2.10%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$681	$ 957	$1,254	$2,095
Class B	$719	$1,076	$1,359	$2,290
Class C	$313	$ 658	$1,129	$2,431

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$681	$957	$1,254	$2,095
Class B	$219	$676	$1,159	$2,290
Class C	$213	$658	$1,129	$2,431

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.2% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium to high level of income and medium to low level of capital growth, with exposure to a medium to low level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc., equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations the Underlying Funds.

The Portfolio:
•	invests between 40% and 80% of its net assets in a combination of fixed-income funds and cash equivalents and between 20% and 60% of its net assets in equity funds
•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents
•	may invest up to 30% of its assets in any single equity fund

The Portfolio may temporarily exceed these percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

The Portfolio has less exposure than the Balanced, Conservative Growth and Strategic Growth Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 2003 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses. Effective August 1, 2000, the investment objective and policies of the predecessor fund changed. Accordingly, the performance shown may not reflect what the predecessor fund’s performance would have been under its current investment objective and policies.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	11.55%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-9.94%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	15.10%	2.39%	3.76%
Class A Return After Taxes on Distributions	13.94%	1.11%	2.40%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.92%	1.47%	2.48%
Class B Return Before Taxes	15.79%	2.42%	3.70%
Class C Return Before Taxes	20.03%	2.80%	3.60%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Capital Benchmark (40/60) (reflects no deduction for fees, expenses, or taxes)	14.27%	3.43%	3.71%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 40/60 are 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Charlie D. Averill (since 2010), Portfolio Manager
• Jill R. Cuniff (since 2010), President and Portfolio Manager
• Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Objective:	The Portfolio seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk. In general, relative to the other Portfolios, the
Balanced Portfolio should offer investors the potential for a medium level of income and a medium level of capital growth, while exposing them to a medium level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.14%	0.18%	0.13%
Acquired Fund Fees and Expenses	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.41%	2.20%	2.15%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$686	$ 972	$1,279	$2,148
Class B	$723	$1,088	$1,380	$2,334
Class C	$318	$ 673	$1,154	$2,438

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$686	$972	$1,279	$2,148
Class B	$223	$688	$1,180	$2,334
Class C	$218	$673	$1,154	$2,483

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.1% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a medium level of income and capital growth, with exposure to a medium level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:
•	invests between 30% and 70% of its net assets in equity funds and between 30% and 70% of its net assets in fixed-income funds and cash equivalents
•	may invest up to 30% of its assets in any single equity fund
•	may invest up to 40% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolio to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	13.43%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-14.46%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	10 Years
Class A Return Before Taxes		17.17%	1.64%	2.64%
Class A Return After Taxes on Distributions		16.32%	0.51%	1.47%
Class A Return After Taxes on Distribution and Sale of Fund Shares		11.31%	1.05%	1.73%
Class B Return Before Taxes		18.10%	1.69%	2.60%
Class C Return Before Taxes		22.17%	2.02%	2.46%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%
Capital Benchmark (60/40) (reflects no deduction for fees, expenses, or taxes)		18.40%	2.52%	2.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 60/40 are 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie D. Averill (since 2010), Portfolio Manager
  Jill R. Cuniff (since 2010), President and Portfolio Manager
  Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.20%	0.17%
Acquired Fund Fees and Expenses	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	1.47%	2.25%	2.22%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$691	$ 989	$1,390	$2,211
Class B	$728	$1,103	$1,405	$2,389
Class C	$325	$ 694	$1,190	$2,554

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$691	$989	$1,309	$2,211
Class B	$228	$703	$1,205	$2,389
Class C	$225	$694	$1,190	$2,554

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 4.2% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a low to medium level of income and a medium to high level of capital growth, with exposure to a medium to high level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 60% of its net assets in equity funds may invest up to 40% of its assets in any single equity fund may invest up to 30% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.58%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.14%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	10 Years
Class A Return Before Taxes		18.23%	0.43%	1.21%
Class A Return After Taxes on Distributions		17.92%	-0.36%	0.36%
Class A Return After Taxes on Distribution and Sale of Fund Shares		12.19%	0.30%	0.75%
Class B Return Before Taxes		19.26%	0.47%	1.16%
Class C Return Before Taxes		23.27%	0.82%	1.10%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)		26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	6.33%
Capital Benchmark (80/20) (reflects no deduction for fees, expenses, or taxes)		22.47%	1.52%	0.70%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Capital Benchmark 80/20 are 80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie D. Averill (since 2010), Portfolio Manager
  Jill R. Cuniff (since 2010), President and Portfolio Manager
  Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Objective:	The Portfolio seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.35%	0.35%	0.35%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.22%	0.25%	0.22%
Acquired Fund Fees and Expenses	0.71%	0.71%	0.71%
Total Annual Fund Operating Expenses	1.53%	2.31%	2.28%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$697	$1,007	$1,338	$2,273
Class B	$734	$1,121	$1,435	$2,451
Class C	$331	$ 712	$1,220	$2,615

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$697	$1,007	$1,338	$2,273
Class B	$234	$ 721	$1,235	$2,451
Class C	$231	$ 712	$1,220	$2,615

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 3.7% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is one of five Strategic Asset Management (“SAM”) Portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth. The SAM Portfolios offer long-term investors different asset allocation strategies having different levels of potential investment risk and reward. The Portfolio is intended to offer the potential for a high level of capital growth, with a corresponding level of principal risk.

The SAM Portfolios operate as funds of funds and invest principally in Institutional Class shares of Principal Funds, Inc. equity funds, fixed-income funds and money market fund (“Underlying Funds”). Each SAM Portfolio typically allocates its assets among Underlying Funds, and within predetermined percentage ranges, as determined by the Sub-Advisor in accordance with its outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds.

The Portfolio:

  generally invests at least 75% of its net assets in equity funds may invest up to 50% of its assets in any single equity fund may invest up to 25% of its assets in any single fixed-income fund as well as cash equivalents

The Portfolio may temporarily exceed the applicable percentage ranges for short periods, and the Sub-Advisor may alter the percentage ranges when it deems appropriate

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Portfolio may also invest, including for temporary defensive purposes and to meet liquidity needs, directly in U.S. government securities, fixed-income securities rated at the time of purchase A- or higher by S&P or A3 or higher by Moody’s, commercial paper (including master notes), bank obligations and repurchase agreements.

Principal Risks

The broad diversification of the Portfolio is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Portfolio is subject to the particular risks of the Underlying Funds in which it invests, and its share prices and performance will fluctuate with the shares prices and performance of the Underlying Funds. If you sell your shares when their value is less than the price you paid, you will lose money.

The SAM Portfolios share the same risks but often with different levels of exposure.

The Portfolio has greater exposure than the Flexible Income and Conservative Balanced Portfolios to:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

The Portfolio has less exposure than the Flexible Income and Conservative Balanced Portfolios to:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Each of the SAM Portfolios is subject to:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1996. The predecessor portfolio’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 '03	16.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 '08	-22.29%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	19.58%	-0.33%	0.20%
Class A Return After Taxes on Distributions	19.37%	-0.99%	-0.45%
Class A Return After Taxes on Distribution and Sale of Fund Shares	13.00%	-0.29%	-0.01%
Class B Return Before Taxes	20.52%	-0.29%	0.15%
Class C Return Before Taxes	24.61%	0.06%	0.01%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.95%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	6.33%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

The Investment Advisor and Sub-Advisor believe the S&P 500 Index is a better representation of the investment universe for this Fund’s investment philosophy than the Barclays Capital Aggregate Bond Index or the Russell 3000 Index.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Charlie D. Averill (since 2010), Portfolio Manager
  Jill R. Cuniff (since 2010), President and Portfolio Manager
  Todd A. Jablonski (since 2010), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Objective: The Fund seeks current income, and as a secondary objective, capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B
Management Fees(1)	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.34%	3.57%
Acquired Fund Fees and Expenses	0.58%	0.58%
Total Annual Fund Operating Expenses	1.20%	5.18%
Expense Reimbursement	0.21%	3.44%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.99%	1.74%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$472	$ 718	$ 987	$1,754
Class B	$677	$1,592	$2,462	$4,115

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$472	$ 718	$ 987	$1,754
Class B	$177	$1,192	$2,262	$4,115

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 35.9% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class B shares commenced operations on March 15, 2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Highest return for a quarter during the period of the bar chart above:		Q3 '09	9.69%
Lowest return for a quarter during the period of the bar chart above:		Q4 '08	-11.34%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	13.70%	-0.06%	2.28%
Class A Return After Taxes on Distributions	12.45%	-1.36%	1.22%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.99%	-0.70%	1.40%
Class B Return Before Taxes	12.18%	-0.21%	2.42%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	5.93%	4.97%	5.57%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)	31.78%	3.54%	4.00%
Principal LifeTime Strategic Income Blended Index (reflects no deduction for fees, expenses, or taxes)	11.80%	4.26%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime Strategic Income Blended Index were 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime Strategic Income Blended Index will be 19.0% Russell 3000 Index, 6.0% MSCI EAFE NDTR-D Index, and 75.0% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation

  James Fennessey (since 2007), Vice President
  Michael P. Finnegan (since 2007), Chief Investment Officer
  Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

PRINCIPAL LIFETIME 2010 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

Class A
Maximum Sales Charge (Load) Imposed on Purchases	5.50%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A
Management Fees(1)	0.03%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.31%
Acquired Fund Fees and Expenses	0.68%
Total Annual Fund Operating Expenses	1.27%
Expense Reimbursement	0.18%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.09%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$655	$911	$1,190	$1,982

You would pay the following expenses if you did not redeem your shares:
	1 year	3 years	5 years	10 years
Class A	$655	$911	$1,190	$1,982

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 28.4% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005. The returns for Class A, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		13.95%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-16.36%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		17.73%	-0.38%	2.10%
Class A Return After Taxes on Distributions		16.74%	-1.42%	1.21%
Class A Return After Taxes on Distribution and Sale of Fund Shares		11.68%	-0.77%	1.37%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	5.57%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)		31.78%	3.54%	4.00%
Principal LifeTime 2010 Blended Index (reflects no deduction for fees, expenses, or taxes)		18.41%	2.54%	3.74%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2010 Blended Index were 39.9% Russell 3000 Index, 14.1% MSCI EAFE NDTR-D Index, and 46.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2010 Blended Index will be 38.8% Russell 3000 Index, 13.7% MSCI EAFE NDTR-D Index, and 47.5% Barclays Capital Aggregate Bond Index.

The Investment Advisor believes the Barclays Capital Aggregate Bond Index is a better representation of the investment universe for this Fund's investment philosophy than the Russell 3000 Index.

Management Investment Advisor: Principal Management Corporation

  James Fennessey (since 2007), Vice President
  Michael P. Finnegan (since 2007), Chief Investment Officer
  Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

PRINCIPAL LIFETIME 2020 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B
Management Fees(1)	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.26%	0.52%
Acquired Fund Fees and Expenses	0.73%	0.73%
Total Annual Fund Operating Expenses	1.27%	2.28%
Expense Reimbursement	0.13%	0.39%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.14%	1.89%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$660	$ 916	$1,195	$1,987
Class B	$692	$1,069	$1,379	$2,325

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$660	$916	$1,195	$1,987
Class B	$192	$669	$1,179	$2,325

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.7% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		15.99%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-18.46%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		20.02%	0.08%	2.30%
Class A Return After Taxes on Distributions		19.20%	-0.86%	1.49%
Class A Return After Taxes on Distribution and Sale of Fund Shares		13.20%	-0.30%	1.61%
Class B Return Before Taxes		21.02%	0.09%	2.17%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		28.34%	0.76%	1.36%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	5.57%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)		31.78%	3.54%	4.00%
Principal LifeTime 2020 Blended Index (reflects no deduction for fees, expenses, or taxes)		21.91%	2.24%	3.46%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2020 Blended Index were 49.7% Russell 3000 Index, 18.8% MSCI EAFE NDTR-D Index, and 31.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2020 Blended Index will be 49.0% Russell 3000 Index, 18.5% MSCI EAFE NDTR-D Index, and 32.5% Barclays Capital Aggregate Bond Index.

Management

Investment Advisor:
Principal Management Corporation
• James Fennessey (since 2007), Vice President
• Michael P. Finnegan (since 2007), Chief Investment Officer
• Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
• Tim Dunbar (since 2008), Executive Director and Head of Equities
• Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

PRINCIPAL LIFETIME 2030 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B
Management Fees(1)	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.36%	0.64%
Acquired Fund Fees and Expenses	0.76%	0.76%
Total Annual Fund Operating Expenses	1.40%	2.43%
Expense Reimbursement	0.23%	0.51%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.17%	1.92%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$663	$ 944	$1,249	$2,115
Class B	$695	$1,101	$1,442	$2,464

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$663	$944	$1,249	$2,115
Class B	$195	$701	$1,242	$2,464

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 9.5% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		16.94%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-20.15%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		21.45%	-0.02%	1.97%
Class A Return After Taxes on Distributions		20.75%	-0.89%	1.23%
Class A Return After Taxes on Distribution and Sale of Fund Shares		14.14%	-0.32%	1.38%
Class B Return Before Taxes		22.34%	0.05%	1.87%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)		31.78%	3.54%	4.00%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	5.57%
Principal LifeTime 2030 Blended Index (reflects no deduction for fees, expenses, or taxes)		24.25%	1.84%	3.07%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2030 Blended Index were 56.3% Russell 3000 Index, 22.0% MSCI EAFE NDTR-D Index, and 21.7% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2030 Blended Index will be 55.8% Russell 3000 Index, 21.7% MSCI EAFE NDTR-D Index, and 22.5% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation

  James Fennessey (since 2007), Vice President
  Michael P. Finnegan (since 2007), Chief Investment Officer
  Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

PRINCIPAL LIFETIME 2040 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B
Management Fees(1)	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.52%	0.82%
Acquired Fund Fees and Expenses	0.78%	0.78%
Total Annual Fund Operating Expenses	1.58%	2.63%
Expense Reimbursement	0.39%	0.69%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.19%	1.94%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$665	$ 979	$1,322	$2,289
Class B	$697	$1,141	$1,523	$2,647

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$665	$979	$1,322	$2,289
Class B	$197	$741	$1,323	$2,647

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 5.8% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		17.31%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-21.45

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		21.89%	-0.22%	1.86%
Class A Return After Taxes on Distributions		21.33%	-1.07%	1.16%
Class A Return After Taxes on Distribution and Sale of Fund Shares		14.45%	-0.46%	1.32%
Class B Return Before Taxes		23.05%	-0.15%	1.76%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)		31.78%	3.54%	4.00%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	5.57%
Principal LifeTime 2040 Blended Index (reflects no deduction for fees, expenses, or taxes)		25.98%	1.61%	2.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2040 Blended Index were 61.0% Russell 3000 Index, 24.5% MSCI EAFE NDTR-D Index, and 14.5% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2040 Blended Index will be 60.6% Russell 3000 Index, 24.4% MSCI EAFE NDTR-D Index, and 15.0% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation

  James Fennessey (since 2007), Vice President
  Michael P. Finnegan (since 2007), Chief Investment Officer
  Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

PRINCIPAL LIFETIME 2050 FUND

Objective: The Fund seeks a total return consisting of long-term growth of capital and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B
Management Fees(1)	0.03%	0.03%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.63%	1.81%
Acquired Fund Fees and Expenses	0.79%	0.79%
Total Annual Fund Operating Expenses	1.70%	3.63%
Expense Reimbursement	0.50%	1.68%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.20%	1.95%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses, not including underlying fund expenses, (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B.

(1) Management Fees have been restated to reflect current fees. Effective July 1, 2009, the Fund's Management Fees were reduced to 0.03%.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$666	$1,002	$1,370	$2,402
Class B	$698	$1,332	$1,913	$3,325

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$666	$1,002	$1,370	$2,402
Class B	$198	$ 932	$1,713	$3,325

Portfolio Turnover

As a fund of funds, the Fund does not pay transaction costs, such as commissions, when it buys and sells shares of underlying funds (or “turns over” its portfolio). An underlying fund does pay transaction costs when it buys and sells portfolio securities, and a higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the performance of the underlying fund and the Fund. During its most recent fiscal year, the Fund's portfolio turnover rate was 15.2% of the average value of its portfolio.

Principal Investment Strategies

The Fund operates as a “target date fund.” It invests in underlying Principal Funds, Inc. domestic and foreign equity, real estate investments, and fixed-income Funds according to an asset allocation strategy designed for investors having an investment time horizon comparable to that of the Fund. The Fund's asset allocation will become more conservative over time as investment goals near (for example, retirement, which is assumed to begin at age 65) and investors become more risk-averse. The Fund invests in Institutional Class shares of underlying funds. It is managed by Principal Management Corporation (“Principal”) and Principal Global Investors, LLC (“PGI”).

PGI develops, implements and monitors the Fund's strategic or long-term asset class targets and target ranges, is also responsible for an active rebalancing strategy designed to identify asset classes that appear attractive over the short term and sets the percentage of Fund assets to be allocated to a particular asset class. Principal selects the underlying funds for each asset class and the target weights for each underlying fund. Shifts in asset class targets or underlying funds may occur in response to the normal evaluative processes of PGI and Principal, the shortening time horizon of the Fund or changes in market forces or Fund circumstances. Principal may add, remove, or substitute underlying funds at any time.

In selecting underlying funds and target weights, Principal considers both quantitative measures (e.g., past performance, expected levels of risk and returns, expense levels, diversification and style consistency) and qualitative factors (e.g., organizational stability, investment experience, investment and risk management processes, and information, trading, and compliance systems). There are no minimum or maximum percentages of assets that the Fund must invest in a specific asset class or underlying fund. Principal determines whether to use cash flows or asset transfers or both to achieve the target weights established for underlying funds. Principal monitors the performance of the underlying funds relative to their benchmarks and peer groups.

Within 10 to 15 years after its target year, the Fund's underlying fund allocation is expected to match that of the Principal LifeTime Strategic Income Fund. At that time, the Fund may be combined with that fund if the Board of Directors determines that the combination is in the best interests of Fund shareholders. It is expected that at the target date, the shareholder will begin gradually withdrawing the account's value. There is no guarantee that this Fund will provide adequate income at or through retirement.

Principal Risks

The broad diversification of the Fund is designed to cushion severe losses in any one investment sector and moderate overall price volatility. However, the Fund is subject to the particular risks of the underlying funds in the proportions in which the Fund invests in them, and its share prices will fluctuate as the prices of underlying fund shares rise or fall with changing market conditions. If you sell your shares when their value is less than the price you paid, you will lose money. The principal risks of investing in the Fund, in alphabetical order, are:

Asset Allocation Risk. A fund's selection and weighting of asset classes and/or underlying funds may cause it to underperform other funds with a similar investment objective.

Conflict of Interest Risk. The Advisor and its affiliates earn different fees from different underlying funds and may have an incentive to allocate more fund-of-fund assets to underlying funds from which they receive higher fees.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, Class B shares commenced operations on March 15, 2006. The returns for Class A and B shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and B shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on March 1, 2001.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		17.71%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-22.13%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		22.30%	-0.28%	1.25%
Class A Return After Taxes on Distributions		21.83%	-1.02%	0.65%
Class A Return After Taxes on Distribution and Sale of Fund Shares		14.71%	-0.44%	0.86%
Class B Return Before Taxes		23.34%	-0.02%	1.71%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)		28.34%	0.76%	1.36%
MSCI-EAFE Index NDTR D (reflects no deduction for fees, expenses, or taxes)		31.78%	3.54%	4.00%
Barclays Capital Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)		5.93%	4.97%	5.57%
Principal LifeTime 2050 Blended Index (reflects no deduction for fees, expenses, or taxes)		27.10%	1.66%	2.63%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. Effective March 31, 2009, the weightings for the Principal LifeTime 2050 Blended Index were 64.2% Russell 3000 Index, 25.8.0% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index. Effective March 31, 2010, the weightings for the Principal LifeTime 2050 Blended Index will be 64.2% Russell 3000 Index, 25.8% MSCI EAFE NDTR-D Index, and 10.0% Barclays Capital Aggregate Bond Index.

Management Investment Advisor: Principal Management Corporation

  James Fennessey (since 2007), Vice President
  Michael P. Finnegan (since 2007), Chief Investment Officer
  Randy L. Welch (since 2007), Vice President

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  David M. Blake (since 2008), Executive Director and Chief Investment Officer of Fixed Income
  Tim Dunbar (since 2008), Executive Director and Head of Equities
  Dirk Laschanzky (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

DISCIPLINED LARGECAP BLEND FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.57%	0.57%	0.57%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.37%	0.86%	1.60%
Total Annual Fund Operating Expenses	1.19%	2.43%	3.17%
Expense Reimbursement	N/A	N/A	1.35%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.19%	2.43%	1.82%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.82% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$665	$ 907	$1,168	$1,914
Class B	$746	$1,158	$1,496	$2,458
Class C	$285	$ 829	$1,522	$3,366

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$665	$907	$1,168	$1,914
Class B	$246	$758	$1,296	$2,458
Class C	$185	$829	$1,522	$3,366

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 129.9% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies

The Fund invests primarily in common stocks of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Standard & Poor’s (“S&P”) 500 Index (as of the most recent calendar year end, this range was between approximately $1.1 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors, LLC (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that changes in market expectations drive stock prices. Early identification of improving business fundamentals, early identification of positive change in expectations regarding future profitability of companies and paying prices that are below “fair value” for these stocks will result in investment management success. PGI’s investment process seeks to systematically identify stocks with desirable characteristics and combine these stocks in a risk-managed portfolio to maximize return potential by controlling risk. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 30, 2002.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2’ 03	14.82%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.87%
Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	14.99%	-1.80%	3.89%
Class A Return After Taxes on Distributions	14.85%	-2.37%	3.31%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.94%	-1.43%	3.37%
Class B Return Before Taxes	15.28%	-2.00%	3.76%
Class C Return Before Taxes	19.95%	-1.39%	4.02%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	5.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Jeffrey A. Schwarte (since 2002), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

EQUITY INCOME FUND

Objective:	The Fund seeks to provide a relatively high level of current income and long-term growth of income and capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.23%	0.43%	0.25%
Total Annual Fund Operating Expenses	1.00%	1.95%	1.77%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$646	$ 851	$1,072	$1,707
Class B	$698	$1,012	$1,252	$2,028
Class C	$280	$ 557	$ 959	$2,084

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$646	$851	$1,072	$1,707
Class B	$198	$612	$1,052	$2,028
Class C	$180	$557	$ 959	$2,084

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35.3% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who seek dividends to generate income or to be reinvested for growth and who can accept fluctuations in the value of investments and the risks of investing in real estate investment trust securities, below-investment grade bonds, or foreign securities.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-paying common stocks and preferred stocks. The Fund usually invests in large cap stocks, which as of the most recent calendar year end ranged between $1.1 billion and $323.7 billion, as defined by the S&P 500 Index, but may also invest in mid cap stocks, which as of the most recent calendar year end ranged between $0.03 billion and $15.5 billion, as defined by the Russell Midcap Index. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest up to 20% in fixed-income securities of any maturity, including below-investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s) and preferred securities. The Fund may invest up to 20% of its assets in real estate investment trust securities. The Fund may invest in securities of foreign issuers.

In selecting investments for the Fund, Edge Asset Management, Inc. (“Edge”) looks for investments that provide regular income in addition to some opportunity for capital appreciation. Equity investments are typically made in “value” stocks currently selling for less than Edge believes they are worth. This Fund may be used as part of a fund of funds strategy. The Fund could purchase shares issued by an exchange-traded funds (“ETF”) to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 31, 1939.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	15.72%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-19.82%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	13.37%	0.11%	5.17%
Class A Return After Taxes on Distributions	12.86%	-0.82%	4.03%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.24%	0.09%	4.11%
Class B Return Before Taxes	13.83%	0.06%	5.03%
Class C Return Before Taxes	18.10%	0.48%	4.96%
S&P 500/Citigroup Value Index (reflects no deduction for fees, expenses, or taxes)	21.18%	-0.27%	1.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  David W. Simpson (since 2008), Portfolio Manager
  Joseph T. Suty (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

LARGECAP BLEND FUND I

Objective: The Fund seeks long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.75%	1.51%	3.82%
Total Annual Fund Operating Expenses	1.44%	2.95%	5.26%
Fee waiver and Expense Reimbursement	0.01%	0.01%	3.37%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.43%	2.94%	1.89%

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.89% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$688	$ 979	$1,293	$2,178
Class B	$797	$1,311	$1,751	$2,913
Class C	$292	$1,222	$2,304	$4,985

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$688	$ 979	$1,293	$2,178
Class B	$297	$ 911	$1,551	$2,913
Class C	$192	$1,222	$2,304	$4,985

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94.4% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in large, established companies.

Principal Investment Strategies

The Fund seeks its objective through investment in a broadly diversified portfolio of large cap equity securities representing all major sectors of the U.S. economy. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the S&P 500 Index (as of the most recent calendar year end, the range was between approximately $1.1 billion and $323.7 billion)) measured at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. This Fund may be used as part of a fund of funds strategy.

Goldman Sachs Asset Management, L.P. (“GSAM”) seeks to outperform the S&P 500 Index by overweighting stocks that it believes are more likely to outperform the benchmark while underweighting stocks that it believes will lag the Index. GSAM seeks to add value from stock selection rather than sector rotation strategies or market timing. Its approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and to carefully construct and manage the risk in the portfolio.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	14.42%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.57%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	14.52%	-2.57%	-3.18%
Class A Return After Taxes on Distributions	14.42%	-2.74%	-3.35%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.57%	-2.15%	-2.66%
Class B Return Before Taxes	14.22%	-2.88%	-3.50%
Class C Return Before Taxes	19.49%	-2.20%	-3.34%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Goldman Sachs Asset Management, L.P.
• Andrew Alford (since 2007), Managing Director, Senior Portfolio Manager
• Kent Daniel (since 2009), Managing Director, Co-CIO, co-head of QIS Research
• Katinka Domotorffy (since 2009), Managing Director, Head of QIS, CIO

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

LARGECAP BLEND FUND II Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.67%	0.78%	2.86%
Total Annual Fund Operating Expenses	1.67%	2.53%	4.61%
Fee Waiver or Expense Reimbursement	0.02%	0.02%	2.43%
Total Annual Fund Operating Expenses after Fee Waiver and Expense
Reimbursement	1.65%	2.51%	2.18%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.18% for Class C.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$709	$1,045	$1,405	$2,416
Class B	$754	$1,185	$1,543	$2,653
Class C	$321	$1,135	$2,098	$4,538

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$709	$1,045	$1,405	$2,416
Class B	$254	$ 785	$1,343	$2,653
Class C	$221	$1,135	$2,098	$4,538

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 79.8% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in an actively managed portfolio of common stocks, but who prefer investing in larger, established companies.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities of U.S. companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations within the range of companies in the S&P 500 Index (as of the most recent calendar year end, this range was between approximately $1.1 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. As a blend fund, the fund assets will be invested in equity securities with both growth and value characteristics. Small- and mid-capitalization stocks and foreign stocks may also be purchased in keeping with Fund objectives. The market capitalization of companies in the Fund's portfolio and the S&P 500 Index will change over time, and the Fund will not automatically sell or cease to purchase equity securities of a company it owns if the company's market capitalization falls outside of the index range.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) uses a disciplined portfolio construction process whereby it weights each sector and industry approximately the same as the S&P 500 Index. Within each sector and industry, the weighting of individual fund holdings can vary significantly from their weighting within the S&P 500 Index. T. Rowe Price’s portfolio is constructed to outperform the S&P 500 Index by overweighting those stocks that are viewed favorably relative to their weighting in the Index, and underweighting or avoiding those stocks that are viewed negatively. T. Rowe Price equity analysts select stocks within industries where they have focused expertise. The analysts actively select stocks from the industries they cover, and determine the stocks’ weights within their industry-specific portfolios, based on fundamental research, which considers various factors such as the quality of the business franchise, earnings growth potential of a company, and valuation.

ClearBridge Advisors, LLC (“ClearBridge”) seeks to construct an investment portfolio with a weighted average market capitalization similar to the S&P 500 Index. ClearBridge uses fundamental analysis to identify companies it views as high quality and to determine whether it believes the companies' equity securities are relatively over- or under-valued. ClearBridge favors companies with above-average growth in dividend yields.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	16.64%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.10%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	21.48%	-0.72%	0.16%
Class A Return After Taxes on Distributions	21.39%	-1.44%	-0.43%
Class A Return After Taxes on Distribution and Sale of Fund Shares	14.08%	-0.67%	0.05%
Class B Return Before Taxes	22.41%	-0.64%	0.08%
Class C Return Before Taxes	26.84%	-0.33%	0.05%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
ClearBridge Advisors, LLC
•	Scott Glasser (since 2009), Senior Portfolio Manager and Managing Director
•	Michael Kagan (since 2009), Senior Portfolio Manager and Managing Director

T. Rowe Price Associates, Inc.
•	Anna M. Dopkin (since 2007), Vice President
•	Ann M. Holcomb (since 2009), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

LARGECAP GROWTH FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.56%	0.83%	0.54%
Total Annual Fund Operating Expenses	1.45%	2.47%	2.18%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$ 983	$1,299	$2,190
Class B	$750	$1,170	$1,516	$2,554
Class C	$321	$ 682	$1,169	$2,513

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$983	$1,299	$2,190
Class B	$250	$770	$1,316	$2,554
Class C	$221	$682	$1,169	$2,513

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 86.5% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. To meet its investment objective, the Fund may invest in initial public offerings and foreign securities. This Fund may be used as part of a fund of funds strategy.

Columbus Circle Investors (“CCI”) uses a bottom-up approach (focusing on individual stock selection rather than forecasting market trends) in its selection of individual securities that it believes have an above average potential for earnings growth. Selection is based on the premise that companies doing better than expected will have rising securities prices, while companies producing less than expected results will not. CCI refers to its discipline as positive momentum and positive surprise.

Through in depth analysis of company fundamentals in the context of the prevailing economic environment, CCI’s team of investment professionals selects companies that meet the criteria of positive momentum in a company’s progress and positive surprise in reported results.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.56%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-25.99%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	19.41%	0.15%	-3.76%(1)
Class A Return After Taxes on Distributions	19.41%	0.06%	-3.83%(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares	12.61%	0.15%	-3.11%(1)
Class B Return Before Taxes	19.95%	-0.01%	-3.98%(1)
Class C Return Before Taxes	24.14%	0.43%	-4.02%(1)
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%

(1) During 2003, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Columbus Circle Investors
• Thomas J. Bisighini (since 2009), Senior Vice President/Co-Portfolio Manager
• Anthony Rizza (since 2005), Senior Managing Director/Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

LARGECAP GROWTH FUND I Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.73%	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.97%	1.45%	4.44%
Total Annual Fund Operating Expenses	1.95%	3.18%	6.17%
Fee Waiver and Expense Reimbursement	0.02%	0.02%	3.99%
Total Annual Fund Operating Expenses after Fee Waiver and Expense
Reimbursement	1.93%	3.16%	2.18%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense , through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.18% for Class C.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$735	$1,126	$1,542	$2,698
Class B	$819	$1,378	$1,862	$3,199
Class C	$321	$1,415	$2,648	$5,606

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$735	$1,126	$1,542	$2,698
Class B	$319	$ 978	$1,662	$3,199
Class C	$221	$1,415	$2,648	$5,606

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.9% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund seeks to maximize long-term capital appreciation by investing primarily in growth-oriented equity securities of U.S. and, to a limited extent, foreign companies with large market capitalizations that exhibit strong growth and free cash flow potential. These companies are generally characterized as “growth” companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with market capitalizations within the range of companies in the Russell 1000® Growth Index (as of the most recent calendar year end, this range was between approximately $0.02 billion and $323.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund may invest in foreign securities. This Fund may be used as part of a fund of funds strategy.

The market capitalization of companies in the Fund’s portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company’s market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The portion of the portfolio sub-advised by Brown Investment Advisory Incorporated (“Brown”) will focus on an industry diversified but relatively concentrated portfolio of companies that seek to generate high, sustainable earnings growth rates over long periods of time. Brown will use its in-house research capabilities and other sources to identify companies that have the ability to grow revenue and/or earnings at above average rates over several years.

Brown may sell a stock or reduce its position in a stock if:

  The stock subsequently fails to meet Brown’s initial investment criteria or violates the growth thesis;
  A better opportunity is found or if funds are needed for other purposes;
  The stock becomes overvalued relative to the long-term expectation for the stock price.

In pursuing its investment objective, Brown may sell securities to secure gains, limit losses, or redeploy assets into a more promising opportunity. The fund may also increase or decrease exposure to a specific industry or broad segment of the market in an effort to protect the value of the overall portfolio.

T. Rowe Price Associates, Inc. (“T. Rowe Price”) generally looks for companies with an above-average rate of earnings and cash flow growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As a growth investor, T. Rowe Price believes that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price. T. Rowe may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	19.40%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.98%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	42.29%	0.22%	-2.80%
Class A Return After Taxes on Distributions	42.29%	-0.21%	-3.05%
Class A Return After Taxes on Distribution and Sale of Fund Shares	27.49%	0.15%	-2.36%
Class B Return Before Taxes	43.75%	0.05%	-3.01%
Class C Return Before Taxes	49.00%	1.00%	-2.67%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor:
Principal Management Corporation
• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s):
Brown Investment Advisory Incorporated
• Kenneth M. Stuzin (since 2009), Partner and U.S. Large-Cap Growth Equity Portfolio Manager

T. Rowe Price Associates, Inc.
• Robert W. Sharps, (since 2004), Vice President

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

LARGECAP GROWTH FUND II Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.93%	0.93%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.78%	5.81%
Total Annual Fund Operating Expenses	2.96%	7.74%
Fee Waiver and Expense Reimbursement	1.27%	5.30%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	1.69%	2.44%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class A and 2.44% for Class C shares.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$712	$1,283	$1,898	$3,550
Class C	$347	$1,715	$3,188	$6,534

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$712	$1,283	$1,898	$3,550
Class C	$247	$1,715	$3,188	$6,534

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 140.0% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.02 billion and $323.7 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may also invest in foreign securities. Both Sub-Advisors (American Century Investment Management, Inc. (“American Century”) and Montag & Caldwell, Inc. (“M&C”)) use a bottom-up approach to stock selection. This means that the Sub-Advisors make investment decisions based primarily on its analysis of individual companies, rather than on broad economic forecasts. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

American Century selects stocks of larger-sized companies it believes will increase in value over time using a growth investment strategy it developed. Management of the Fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using its extensive computer database, as well as other primary analytical research tools, American Century tracks financial information for individual companies to identify and evaluate trends in earnings, revenues, and other business fundamentals. Under normal market conditions, the portion of the Fund’s portfolio sub-advised by American Century will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help American Century buy or hold the stocks of companies it believes have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

M&C seeks high quality, well-established large-cap companies that it believes are growing their near-term earnings at an above average rate. In addition to fundamental growth characteristics, M&C’s proprietary process also emphasizes valuation in order to find growth companies selling at a discount to their intrinsic value.

Pursuant to M&C’s investment approach, in addition to an initial capitalization screen, stocks selected for the Fund must:

  Have a strong history of earnings growth;
  Be attractively priced, relative to the company's potential for above-average long-term earnings and revenue growth;
  Have strong balance sheets;
  Have a sustainable competitive advantage;
  Be, or have the potential to become, industry leaders.

To manage risk, M&C limits sector and individual security exposure, and adheres to a strong sell discipline.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.36%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.98%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	25.91%	0.34%	-2.70%
Class A Return After Taxes on Distributions	25.91%	-0.53%	-3.19%
Class A Return After Taxes on Distribution and Sale of Fund Shares	16.84%	0.04%	-2.38%
Class C Return Before Taxes	31.21%	0.66%	-2.85%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	37.21%	1.63%	-2.87%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): American Century Investment Management, Inc.

  Gregory J. Woodhams (since 2000), Chief Investment Officer, U.S. Growth Equity - Large Cap, Vice President and Senior Portfolio Manager
  Prescott LeGard (since 2000), Vice President and Portfolio Manager

Montag & Caldwell, Inc.

  Ronald E. Canakaris (since 2009), Chairman and CIO
  Grover C. Maxwell III (since 2009), Executive Vice President
  Charles E. Markwalter (since 2009), Vice President

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

LARGECAP S&P 500 INDEX FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232 respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	1.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	0.25%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.15%	0.15%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.49%	1.03%
Total Annual Fund Operating Expenses	0.79%	2.18%
Expense Reimbursement	N/A	0.88%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.79%	1.30%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.30% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$229	$399	$ 582	$1,113
Class C	$232	$583	$1,075	$2,432

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$229	$399	$ 582	$1,113
Class C	$132	$583	$1,075	$2,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.6% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital, willing to accept the potential for volatile fluctuations in the value of investments and preferring a passive, rather than active, management style.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies that compose the S&P 500 Index. Principal Global Investors, LLC (“PGI”) attempts to mirror the investment performance of the Index by allocating the Fund’s assets in approximately the same weightings as the S&P 500. The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. Each stock is weighted by its market capitalization which means larger companies have greater representation in the Index than smaller ones. As of the most recent calendar year end, the market capitalization range of the Index was between approximately $1.1 billion and $323.7 billion. Market capitalization is defined as total current market value of a company's outstanding common stock. PGI may also use stock index futures and options as a substitute for the sale or purchase of securities. This Fund may be used as part of a fund of funds strategy.

The Fund uses an indexing strategy or a passive investment approach designed to track the performance of the S&P 500. It does not attempt to manage market volatility, use defensive strategies or reduce the effect of any long-term periods of poor stock performance.

Over the long-term, PGI seeks a very close correlation between performance of the Fund, before expenses, and that of the S&P 500. It is unlikely that a perfect correlation of 1.00 will be achieved. The correlation between Fund and Index performance may be affected by the Fund’s expenses, changes in securities markets, changes in the composition of the Index and the timing of purchases and sales of Fund shares.

Because of the difficulty and expense of executing relatively small stock trades, the Fund may not always be invested in the less heavily weighted S&P 500 stocks. At times, the Fund’s portfolio may be weighted differently from the S&P 500, particularly if the Fund has a small level of assets to invest. In addition, the Fund’s ability to match the performance of the S&P 500 is affected to some degree by the size and timing of cash flows into and out of the Fund. The Fund is managed to attempt to minimize such effects.

PGI reserves the right to omit or remove any of the S&P 500 stocks from the Fund if it determines that the stock is not sufficiently liquid. In addition, a stock might be excluded or removed from the Fund if extraordinary events or financial conditions lead PGI to believe that it should not be a part of the Fund’s assets. PGI may also elect to omit any S&P 500 stocks from the Fund if such stocks are issued by an affiliated company.

NOTE:	“Standard & Poor’s 500” and “S&P 500® ” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed by Principal. The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and
Standard & Poor’s makes no representation regarding the advisability of investing in the Fund.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	15.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.13%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	23.69%	-0.56%	-1.17%
Class A Return After Taxes on Distributions	23.45%	-0.82%	-1.51%
Class A Return After Taxes on Distribution and Sale of Fund Shares	15.72%	-0.46%	-1.02%
Class C Return Before Taxes	23.67%	-0.94%	-1.62%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	26.46%	0.42%	-0.45%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Dirk Laschanzky (since 2003), Portfolio Manager
  Scott W. Smith (since 2007), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

LARGECAP VALUE FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.42%	0.98%	2.13%
Total Annual Fund Operating Expenses	1.11%	2.42%	3.57%
Expense Reimbursement	N/A	N/A	1.87%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.11%	2.42%	1.70%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$657	$ 883	$1,128	$1,827
Class B	$745	$1,155	$1,491	$2,430
Class C	$273	$ 891	$1,663	$3,692

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$657	$883	$1,128	$1,827
Class B	$245	$755	$1,291	$2,430
Class C	$173	$891	$1,663	$3,692

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 170.2% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks, but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies

The Fund invests primarily in equity securities of large capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies with large market capitalizations (those with market capitalizations similar to companies in the Russell 1000® Value Index, which as of the most recent calendar year end ranged between approximately $0.02 billion and $323.7 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

The Fund invests in stocks that, in the opinion of Principal Global Investors, LLC ("PGI"), are undervalued in the marketplace at the time of purchase. Value stocks are often characterized by below average price/earnings ratios (P/E) and above average dividend yields relative to the overall market. Securities for the Fund are selected by consideration of the quality and price of individual issuers rather than forecasting stock market trends.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.93%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	8.59%	-2.40%	0.24%
Class A Return After Taxes on Distributions	8.37%	-3.12%	-0.30%
Class A Return After Taxes on Distribution and Sale of Fund Shares	5.89%	-1.97%	0.20%
Class B Return Before Taxes	8.34%	-2.61%	0.10%
Class C Return Before Taxes	13.20%	-1.98%	0.17%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Arild Holm (since 2007), Portfolio Manager
  Jeffrey A. Schwarte (since 2010), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

LARGECAP VALUE FUND III Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.78%	0.78%	0.78%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.85%	1.14%	3.51%
Total Annual Fund Operating Expenses	1.88%	2.92%	5.29%
Fee Waiver and Expense Reimbursement	0.74%	1.03%	3.40%
Total Annual Fund Operating Expenses after Fee Waiver and Expense
Reimbursement	1.14%	1.89%	1.89%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.14% for Class A, 1.89% for Class B, and 1.89% for Class C shares.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.01% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$660	$1,029	$1,434	$2,563
Class B	$692	$1,190	$1,632	$2,908
Class C	$292	$1,227	$2,315	$5,006

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$660	$1,029	$1,434	$2,563
Class B	$192	$ 790	$1,432	$2,908
Class C	$192	$1,227	$2,315	$5,006

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 98.7% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks but who prefer investing in companies that appear to be considered undervalued relative to similar companies.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in companies with large market capitalizations similar to companies in the Russell 1000 Value Index (approximately $0.02 billion to $323.7 billion as of the most recent calendar year end) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock.The Fund may invest in some mid cap and other stocks that fall below the range of companies in the Russell Index. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The Fund may invest in securities of foreign companies and may be used as part of a fund of funds strategy.

AllianceBernstein L.P. (“AllianceBernstein”) invests primarily in undervalued equity securities of companies that it believes offer above-average potential for earnings growth. It seeks securities that exhibit low financial ratios and can be acquired for less than what AllianceBernstein believes is their intrinsic value or have an attractive price relative to the value of expected future dividends. These investments may include securities of companies that have not performed well in the recent past but are undergoing management, corporate, asset restructuring or other transitions. Portfolio securities that have reached their intrinsic value or a target financial ratio will generally be sold.

Westwood Management Corp. (“Westwood”) generally invests in approximately 40-60 securities that it believes are currently undervalued in the market and possess limited downside risk. Other key metrics for evaluating the risk/return profile of an investment include an improving return on equity, a declining debt/equity ratio and, in the case of common equities, positive earnings surprises without a corresponding increase in Wall Street estimates. Westwood may determine to sell a security that has reached a predetermined price target or if a change to a company's fundamentals negatively impacts the original investment thesis. Westwood will not necessarily sell a security that has depreciated below the Fund's target capitalization range.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	15.80%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-21.58%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	12.12%	-4.37%	0.78%
Class A Return After Taxes on Distributions	11.91%	-4.96%	0.28%
Class A Return After Taxes on Distribution and Sale of Fund Shares	8.17%	-3.51%	0.70%
Class B Return Before Taxes	12.85%	-4.51%	0.68%
Class C Return Before Taxes	16.85%	-4.01%	0.66%
Russell 1000 Value Index (reflects no deduction for fees, expenses, or taxes)	19.69%	-0.25%	2.23%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): AllianceBernstein L.P.

  Christopher W. Marx (since 2006), Senior Portfolio Manager
  Joseph Gerard Paul (since 2009), Co-CIO -- US Large Cap Value Equities; CIO--North American Value Equities; Global Head--Diversified Value Services
  John D. Phillips, Jr. (since 2002), Senior Portfolio Manager
  David Yuen (since 2009), Co-CIO and Director of Research--US Value Equities; CIO--Advanced Value Fund

Westwood Management Corp.

  Susan M. Byrne (since 2008), Chairman and Chief Investment Officer
  Mark R. Freeman (since 2008), Senior Vice President and Portfolio Manager
  Kellie R. Stark (since 2008), Executive Vice President and Associate Portfolio Manager
  Scott D. Lawson (since 2008), Vice President and Senior Research Analyst
  Jay K. Singhania (since 2008), Vice President and Research Analyst

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

PRINCIPAL CAPITAL APPRECIATION FUND (PREVIOUSLY WEST COAST EQUITY FUND)

Objective: The Fund seeks to provide long-term growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.24%	0.54%	0.57%
Total Annual Fund Operating Expenses	1.07%	2.12%	2.15%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$653	$ 872	$1,108	$1,784
Class B	$715	$1,064	$1,339	$2,183
Class C	$318	$ 673	$1,154	$2,483

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$653	$872	$1,108	$1,784
Class B	$215	$664	$1,139	$2,183
Class C	$218	$673	$1,154	$2,483

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 23.8% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth, as well as the risks of investing in below investment grade bonds and real estate investment trust securities.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium, and large capitalization companies.

The Fund may invest up to 20% of its assets in both real estate investment trust ("REIT") securities and below investment-grade fixed-income securities (sometimes called "junk bonds") (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Fund may invest in securities of foreign issuers. This Fund may be used as part of a fund of funds strategy.

In selecting investments for the Fund, Edge Asset Management, Inc. (“Edge”) selects equity securities based upon rigorous fundamental analysis that assesses the quality of each company's business, earnings growth potential, and stock valuation. Edge seeks to invest in good businesses that are well-managed, hold competitive advantages and generate high returns on invested capital. Also taken into consideration is the industry in which a company operates, its position in the marketplace and the barriers to entry to prevent further competition. Edge seeks to buy companies at attractive prices compared to their business value.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on November 24, 1986.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘01	29.80%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-25.14%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	22.28%	1.29%	4.14%
Class A Return After Taxes on Distributions	22.08%	0.69%	3.35%
Class A Return After Taxes on Distribution and Sale of Fund Shares	14.75%	1.10%	3.36%
Class B Return Before Taxes	23.04%	1.12%	3.96%
Class C Return Before Taxes	26.97%	1.49%	3.79%
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)	28.34%	0.76%	-0.20%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc. • Philip M. Foreman (since 2002), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

MIDCAP BLEND FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.33%	0.63%	0.89%
Total Annual Fund Operating Expenses	1.23%	2.28%	2.54%
Expense Reimbursement	0.01%	0.05%	0.59%
Net Expenses	1.22%	2.23%	1.95%

Principal has contractually agreed to reduce the Fund's expenses attributable to Class A shares by 0.01% and Class B shares by 0.05% (expressed as a percent of average net asset on a daily basis) through the period ending February 28, 2011.

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.95% for Class C.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$667	$ 918	$1,187	$1,956
Class B	$726	$1,107	$1,415	$2,347
Class C	$298	$ 725	$1,289	$2,824

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$667	$918	$1,187	$1,956
Class B	$226	$707	$1,215	$1,247
Class C	$198	$725	$1,289	$2,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.9% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for short-term fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of medium capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap® Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $15.5 billion) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors, LLC (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their inherent value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

PGI believes that superior stock selection is the key to consistent out-performance. PGI seeks to achieve superior stock selection by systematically evaluating company fundamentals and in-depth original research.

PGI focuses its stock selections on established companies that it believes have a sustainable competitive advantage. PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	17.51%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.89%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	25.18%	2.15%	5.06%
Class A Return After Taxes on Distributions	25.12%	1.18%	4.34%
Class A Return After Taxes on Distribution and Sale of Fund Shares	16.46%	1.80%	4.34%
Class B Return Before Taxes	26.09%	2.50%	5.38%
Class C Return Before Taxes	30.37%	2.42%	4.87%
Russell Midcap Index (reflects no deduction for fees, expenses, or taxes)	40.48%	2.43%	4.81%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • K. William Nolin (since 2000), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

MIDCAP GROWTH FUND III Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.75%	1.17%	2.73%
Total Annual Fund Operating Expenses	1.98%	3.15%	4.71%
Fee Waiver and Expense Reimbursement	0.25%	0.67%	2.23%
Total Annual Fund Operating Expenses after Fee Waiver and Expense
Reimbursement	1.73%	2.48%	2.48%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.73% for Class A, 2.48% for Class B, and 2.48% for Class C shares.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$716	$1,110	$1,533	$2,707
Class B	$751	$1,298	$1,781	$3,130
Class C	$351	$1,185	$2,163	$4,632

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$716	$1,110	$1,533	$2,707
Class B	$251	$ 898	$1,581	$3,130
Class C	$251	$1,185	$2,163	$4,632

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126.2% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of U.S. companies with strong earnings growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with medium market capitalizations (those with market capitalizations similar to companies in the Russell Midcap Growth Index (as of the most recent calendar year end, this range was between approximately $0.03 billion and $15.5 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company's outstanding common stock. The Fund may invest in some stocks that fall below or rise above the range of companies in the Russell Index. The market capitalization of companies in the Fund's portfolio and the Russell index will change over time, and the Fund will not automatically sell or cease to purchase the stock of a company it already owns just because the company's market capitalization grows or falls outside of the index range. The Fund may invest in some securities that do not meet the normal investment criteria when the sub-advisors perceive unusual opportunities for gain. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. This Fund may be used as part of a fund of funds strategy and may actively trade portfolio securities in an attempt to achieve its investment objective.

Jacobs Levy Equity Management, Inc. (“Jacobs Levy”) selects stocks using a growth oriented investment approach based on proprietary research that attempts to detect and take advantage of market inefficiencies. Its approach combines human insight and intuition, finance and behavioral theory, and quantitative and statistical methods in a proprietary process it refers to as “disentangling.” The disentangling process evaluates various market inefficiencies simultaneously, isolating each potential source of return.

Jacobs Levy believes that disentangling provides more reliable predictions of future stock price behavior than simple single-factor analyses. Security valuation entails sophisticated modeling of large numbers of stocks and proprietary factors based on reasonable, intuitive relationships. The firm examines a wide range of data, including balance sheets and income statements, analyst forecasts, corporate management signals, economic releases, and security prices.

Turner Investment Partners, Inc. (“Turner”) invests the assets allocated to it in securities of companies that are diversified across economic sectors. It attempts to maintain sector concentrations that approximate those of its current benchmark, the Russell Midcap Growth Index. The Fund is not an index fund and does not limit its investment to the securities of issuers in the Russell Midcap Growth Index.

Turner selects stocks that it believes have strong earnings growth potential. Turner invests assets allocated to it in companies with strong earnings dynamics, and sells those with deteriorating earnings prospects. Turner believes forecasts for market timing and sector rotation are unreliable and introduce an unacceptable level of risk. As a result, under normal market conditions, Turner's portion of the Fund is fully invested.

Mellon Capital Management Corporation (“Mellon Capital”) uses valuation models designed to identify common stocks of companies that have demonstrated consistent earnings momentum and delivered superior results relative to market analyst expectations. Other considerations include profit margins, growth in cash flow and other standard balance sheet measures. Mellon Capital holds securities generally characterized by strong earnings momentum measures and higher expected earnings per share growth.

Mellon Capital's valuation model incorporates information about the relevant criteria as of the most recent period for which data are available. Once ranked, the securities are categorized under the headings "buy," "sell," or "hold." The decision to buy, sell or hold is made by Mellon Capital based primarily on output of the valuation model. However, that decision may be modified due to subsequently available or other specific relevant information about the security. In addition, Mellon Capital manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	24.99%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.51%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	35.92%	0.25%	-2.64%
Class A Return After Taxes on Distributions	35.92%	-0.06%	-2.80%
Class A Return After Taxes on Distribution and Sale of Fund Shares	23.35%	0.28%	-2.17%
Class B Return Before Taxes	38.20%	0.30%	-2.74%
Class C Return Before Taxes	41.96%	0.73%	-2.71%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	46.29%	2.40%	0.22%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): Jacobs Levy Equity Management, Inc.

  Bruce I. Jacobs (since 2008), President
  Kenneth M. Levy (since 2008), Vice President

Mellon Capital Management Corporation

  Ronald P. Gala (since 2002), Director, Senior Portfolio Manager, Active Equity Strategies
  Adam T. Logan (since 2005), Vice President, Senior Portfolio Manager, Active Equity Strategies

Turner Investment Partners, Inc.

  Tara Hedlund (since 2006), Portfolio Manager/Security Analyst, Principal
  Christopher K. McHugh (since 2000), Vice President/Senior Portfolio Manager/Security Analyst
  Jason Schrotberger (since 2006), Portfolio Manager, Security Analyst, Principal

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

MIDCAP VALUE FUND I Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	1.63%	5.83%	7.36%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	2.87%	7.82%	9.35%
Fee Waiver and Expense Reimbursement	1.53%	5.73%	7.26%
Total Annual Fund Operating Expenses after Fee Waiver and Expense
Reimbursement	1.34%	2.09%	2.09%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.33% for Class A, 2.08% for Class B, and 2.08% for Class C shares.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$679	$1,230	$1,830	$3,447
Class B	$712	$2,093	$3,385	$5,767
Class C	$312	$1,951	$3,657	$7,313

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$679	$1,230	$1,830	$3,447
Class B	$212	$1,693	$3,185	$5,767
Class C	$212	$1,951	$3,657	$7,313

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95.7% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth and willing to accept short-term fluctuations in the value of investments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of equity securities of companies with a medium market capitalization (those with market capitalizations similar to companies in the Russell Midcap Value Index (as of the most recent calendar year end, the range was between approximately $0.03 billion and $13.9 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The Fund may invest in securities of foreign companies, including securities of issuers in emerging countries. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up. The mid cap value universe includes investments in real estate securities. This Fund may be used as part of a fund of funds strategy.

Goldman Sachs Asset Management, L.P. (“GSAM”) selects stocks using a value oriented investment approach. GSAM evaluates securities using fundamental analysis and intends to purchase equity investments that are, in its view, underpriced relative to a combination of such company’s long-term earnings prospects, growth rate, free cash flow and/or dividend-paying ability. Consideration will be given to the business quality of the issuer. Factors positively affecting GSAM’s view of that quality include the competitiveness and degree of regulation in the markets in which the company operates, the existence of a management team with a record of success, the position of the company in the markets in which it operates, the level of the company’s financial leverage and the sustainable return on capital invested in the business. The Fund may also purchase securities of companies that have experienced difficulties and that, in the opinion of GSAM, are available at attractive prices.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”) employs a quantitative approach for selecting securities it believes are favored in the current market environment. The firm’s proprietary Dynamic Alpha Model seeks to identify investor preferences for specific risk characteristics by analyzing valuation, income statement, balance sheet, industry and market-based factors. Expected returns are calculated for a universe of medium capitalization securities based on a security’s exposure and the Model’s expected return for each factor.

The portion of the Fund’s assets managed by LA Capital are diversified across industries, common risk factors and companies. Through an optimization process, LA Capital seeks to control portfolio risks and implementation costs while striving to generate consistent results versus the Russell Midcap Value Index. Portfolio returns and risks are monitored daily by the investment team. Each month, the firm’s Portfolio Review Committee formally reviews the portfolio for compliance with investment objectives and guidelines.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A, B, and C shares commenced operations on March 1, 2009. The returns for Class A, B, and C shares, for the periods prior to this date, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29,2003.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	22.17%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-23.80%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	25.87%	1.26%	4.90%
Class A Return After Taxes on Distributions	25.73%	0.18%	3.90%
Class A Return After Taxes on Distribution and Sale of Fund Shares	17.00%	0.91%	4.05%
Class B Return Before Taxes	27.27%	1.33%	5.10%
Class C Return Before Taxes	31.37%	1.67%	5.11%
Russell Midcap Value Index (reflects no deduction for fees, expenses, or taxes)	34.21%	1.98%	5.57%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): Goldman Sachs Asset Management, L.P.

  Dolores Bamford (since 2003), Managing Director
  Andrew Braun (since 2003), Managing Director, Co-CIO
  Scott Carroll (since 2003), Managing Director
  Sean Gallagher (since 2003), Managing Director, Co-CIO

Los Angeles Capital Management and Equity Research, Inc.

  David R. Borger (since 2005), Director of Research
  Christine M. Kugler (since 2005), Director of Implementation
  Stuart K. Matsuda (since 2005), Director of Trading
  Hal W. Reynolds (since 2005), Chief Investment Officer
  Thomas D. Stevens (since 2005), Chairman and President

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

REAL ESTATE SECURITIES FUND Objective: The Fund seeks to generate a total return. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.84%	0.84%	0.84%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.60%	0.98%	1.11%
Total Annual Fund Operating Expenses	1.69%	2.82%	2.95%
Expense Reimbursement	0.24%	0.62%	0.75%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%	2.20%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A, 2.20% for Class B, and 2.20% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$1,027	$1,392	$2,416
Class B	$723	$1,206	$1,625	$2,823
Class C	$323	$ 830	$1,475	$3,208

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$1,027	$1,392	$2,416
Class B	$223	$ 806	$1,425	$2,823
Class C	$223	$ 830	$1,475	$3,208

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.3% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who seek a total return, want to invest in companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry. For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry include building supply manufacturers, mortgage lenders and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition.

Real estate investment trusts (“REITs”) are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs are characterized as:

  equity REITs, which primarily own property and generate revenue from rental income;
  mortgage REITs, which invest in real estate mortgages; and
  hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

In selecting securities for the Fund, Principal-REI focuses on equity REITs.

The Fund may invest in securities of real estate companies. The Fund is “non-diversified,” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk. The Fund could purchase shares issued by an ETF to temporarily gain broad exposure to the equity market while awaiting purchase of underlying securities. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	33.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-33.89%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	20.27%	0.66%	9.43%
Class A Return After Taxes on Distributions	19.12%	-1.02%	7.83%
Class A Return After Taxes on Distribution and Sale of Fund Shares	12.96%	0.42%	7.90%
Class B Return Before Taxes	21.25%	0.79%	9.33%
Class C Return Before Taxes	25.40%	1.20%	9.56%
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)	28.61%	0.23%	9.18%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Real Estate Investors, LLC
• Kelly D. Rush (since 2000), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

SMALLCAP BLEND FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.65%	1.03%	3.25%
Acquired Fund Fees and Expenses	0.07%	0.07%	0.07%
Total Annual Fund Operating Expenses	1.72%	2.85%	5.07%
Expense Reimbursement	N/A	N/A	2.80%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.72%	2.85%	2.27%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.20% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$715	$1,062	$1,432	$2,469
Class B	$788	$1,283	$1,704	$2,907
Class C	$330	$1,228	$2,272	$4,876

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$715	$1,062	$1,432	$2,469
Class B	$288	$ 883	$1,504	$2,907
Class C	$230	$1,228	$2,272	$4,876

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 89.5% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000® Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock.

In selecting securities for investment, Principal Global Investors (“PGI”) looks at stocks with value and/or growth characteristics and constructs an investment portfolio that has a “blend” of stocks with these characteristics. In managing the assets of the Fund, PGI does not have a policy of preferring one of these categories to the other. The value orientation emphasizes buying stocks at less than their investment value and avoiding stocks whose price has been artificially built up. The growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. PGI may purchase securities issued as part of, or a short period after, companies’ initial public offerings (“IPOs”), and may at times dispose of those shares shortly after their acquisition.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	19.65%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-26.29%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	14.29%	-2.05%	3.61%
Class A Return After Taxes on Distributions	14.29%	-2.77%	3.07%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.29%	-1.66%	3.16%
Class B Return Before Taxes	14.72%	-2.11%	3.42%
Class C Return Before Taxes	19.32%	-1.65%	3.49%
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	27.17%	0.51%	4.53%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Thomas Morabito (since 2006), Portfolio Manager
• Phil Nordhus (since 2006), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

SMALLCAP GROWTH FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.82%	1.98%	2.51%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.83%	3.74%	4.27%
Expense Reimbursement	N/A	1.16%	2.05%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.83%	2.58%	2.22%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.57% for Class B and 2.21% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$726	$1,094	$1,486	$2,580
Class B	$761	$1,419	$2,016	$3,472
Class C	$325	$1,077	$1,977	$4,286

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$726	$1,094	$1,486	$2,580
Class B	$261	$1,019	$1,816	$3,472
Class C	$225	$1,077	$1,977	$4,286

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96.8% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Growth Index (as of the most recent calendar year end, the range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average.

The equity investment philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent out-performance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A, B, and C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	33.61%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-33.20%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	21.70%	-3.16%	-1.92%
Class A Return After Taxes on Distributions	21.70%	-3.65%	-2.44%
Class A Return After Taxes on Distribution and Sale of Fund Shares	14.10%	-2.59%	-1.67%
Class B Return Before Taxes	22.76%	-3.46%	-2.45%
Class C Return Before Taxes	27.34%	-2.73%	-2.08%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.47%	0.87%	1.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Thomas Morabito (since 2009), Portfolio Manager
  Phil Nordhus (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

SMALLCAP GROWTH FUND II Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	1.03%	1.54%	5.28%
Total Annual Fund Operating Expenses	2.28%	3.54%	7.28%
Fee Waiver or Expense Reimbursement	0.85%	1.36%	5.10%
Total Annual Fund Operating Expenses after Fee Waiver and Expense
Reimbursement	1.43%	2.18%	2.18%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.43% for Class A, 2.18% for Class B, and 2.18% for Class C shares, respectively.

Principal has contractually agreed to limit the Fund's Management Fees through the period ending February 28, 2011. The fee waiver will reduce the Fund's Management Fees by 0.02% (expressed as a percent of average net assets on an annualized basis).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$688	$1,133	$1,617	$2,949
Class B	$721	$1,338	$1,900	$3,420
Class C	$321	$1,609	$3,018	$6,269

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$688	$1,133	$1,617	$2,949
Class B	$221	$ 938	$1,700	$3,420
Class C	$221	$1,609	$3,018	$6,269

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.8% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the risks of investing in common stocks that may have greater risks than stocks of companies with lower potential for earnings growth.

Principal Investment Strategies

The Fund pursues its investment objective by investing primarily in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations equal to or smaller than the greater of 1) $2.5 billion or 2) the highest market capitalization of the companies in the Russell 2000 Growth Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $5.1 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund may invest in securities of foreign companies. The Fund may purchase securities issued as part of, or a short period after, companies’ initial public offerings and may at times dispose of those shares shortly after their acquisition. This Fund may be used as part of a fund of funds strategy. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Utilizing fundamental analysis, Emerald Advisers, Inc. (“Emerald”) seeks to invest in the common stock of companies with distinct competitive advantages, strong management teams, leadership positions, high revenue and earnings growth rates versus peers, differentiated growth drivers and limited sell-side research.

Essex Investment Management Company, LLC (“Essex”) selects stocks of companies that are exhibiting improving business fundamentals and that Essex believes are undervalued relative to each company’s future growth potential. Ordinarily, the Fund will invest in companies from all sectors of the market based on Essex’s fundamental research and analysis of various characteristics, including financial statements, sales and expense trends, earnings estimates, market position of the company and industry outlook. Essex uses earnings models to value a company against its own history, the industry and the market to identify securities that are undervalued relative to their future growth potential. Ordinarily, the Fund will sell a stock if the business fundamentals demonstrate a significant deterioration, or if the valuation is no longer attractive relative to Essex’s long-term growth expectations.

Principal Management Corporation invests between 10% and 40% of the Fund's assets in common stocks. It employs an active, quantitative “structured equity” strategy in an attempt to match or exceed the performance of the Fund's benchmark index (identified in the average annual total returns table below) with lower risk and improved predictability of returns for the entire Fund compared to the benchmark index. This strategy applies a risk-controlled investment process that slightly over/underweights individual stocks relative to their weight in the Fund's benchmark index.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q4 ‘01	29.59%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘01	-31.34%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	23.50%	-3.19%	-3.97%
Class A Return After Taxes on Distributions	23.50%	-3.76%	-4.34%
Class A Return After Taxes on Distribution and Sale of Fund Shares	15.27%	-2.60%	-3.25%
Class B Return Before Taxes	24.92%	-3.14%	-4.06%
Class C Return Before Taxes	29.51%	-2.72%	-4.01%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	34.47%	0.87%	1.11%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor:

Principal Management Corporation

• Mariateresa Monaco (since 2009), Vice President-Portfolio Manager

Sub-Advisor(s) and Portfolio Manager(s): Emerald Advisers, Inc.

  Joseph W. Garner (since 2005), Portfolio Manager and Director of Research
  Kenneth G. Mertz II (since 1992), Portfolio Manager, Chief Investment Officer, and President
  Peter J. Niedland (since 2009), Portfolio Manager
  Stacey L. Sears (since 2002), Portfolio Manager and Senior Vice President

Essex Investment Management Company, LLC

• Nancy B. Prial (since 2006), Portfolio Manager and Senior Principal

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

SMALLCAP VALUE FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.71%	1.66%	1.13%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.73%	3.43%	2.90%
Expense Reimbursement	0.36%	1.12%	0.80%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.37%	2.31%	2.10%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$682	$1,026	$1,400	$2,446
Class B	$734	$1,332	$1,871	$3,235
Class C	$313	$ 810	$1,446	$3,157

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$682	$1,026	$1,400	$2,446
Class B	$234	$ 932	$1,671	$3,235
Class C	$213	$ 810	$1,446	$3,157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.2% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking long-term growth of capital and willing to accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

The Fund invests primarily in equity securities of small capitalization companies. Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies with small market capitalizations (those with market capitalizations similar to companies in the Russell 2000 Value Index (as of the most recent calendar year end, this range was between approximately $0.01 billion and $3.4 billion)) at the time of purchase. Market capitalization is defined as total current market value of a company’s outstanding common stock. The Fund invests in value stocks; value orientation emphasizes buying stocks at less than their expected investment value and avoiding stocks whose price has been artificially built up.

The equity investment philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may invest in initial public offerings. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘03	22.98%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-22.11%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	4.68%	-2.48%	5.84%
Class A Return After Taxes on Distributions	4.62%	-3.43%	4.73%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.13%	-2.34%	4.67%
Class B Return Before Taxes	4.73%	-2.42%	5.71%
Class C Return Before Taxes	8.98%	-1.98%	5.95%
Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)	20.58%	-0.01%	7.48%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC • Thomas Morabito (since 2000), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

DIVERSIFIED INTERNATIONAL FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.88%	0.88%	0.88%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.45%	0.81%	0.64%
Total Annual Fund Operating Expenses	1.58%	2.69%	2.52%
Expense Reimbursement	N/A	N/A	0.44%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.58%	2.69%	2.08%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.08% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$702	$1,021	$1,363	$2,325
Class B	$772	$1,235	$1,625	$2,754
Class C	$311	$ 736	$1,294	$2,817

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$702	$1,021	$1,363	$2,325
Class B	$272	$835	$1,425	$2,754
Class C	$211	$736	$1,294	$2,817

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 115.6% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies

The Fund invests in a portfolio of equity securities of companies domiciled in any of the nations of the world. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Primary consideration is given to securities of corporations of developed areas, such as Western Europe, Canada, Australia, New Zealand, and the Pacific Islands. However, the Fund may invest in emerging market securities in an attempt to achieve its investment objective. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. However, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus any borrowings for investment purposes) in companies in at least three different countries. One of those countries may be the U.S. though currently the Fund does not intend to invest in equity securities of U.S. companies.

The equity management philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark.

The Fund may actively trade securities in an attempt to achieve its investment objective. The Fund may engage in certain options transactions, enter into financial futures contracts and related options for the purpose of portfolio hedging, and enter into currency forwards or futures contracts and related options for the purpose of currency hedging. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	21.03%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-24.17%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	19.73%	2.90%	1.97%
Class A Return After Taxes on Distributions	19.81%	1.99%	1.41%
Class A Return After Taxes on Distribution and Sale of Fund Shares	13.39%	2.70%	1.79%
Class B Return Before Taxes	20.32%	2.92%	1.95%
Class C Return Before Taxes	24.96%	3.41%	1.96%
MSCI ACWI Ex-US Index (reflects no deduction for fees, expenses, or taxes)	41.45%	5.83%	5.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Paul H. Blankenhagen (since 2003), Portfolio Manager
  Juliet Cohn (since 2004), Managing Director - Portfolio Manager
  Chris Ibach (since 2005), Associate Portfolio Manager and Equity Research Analyst

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

GLOBAL REAL ESTATE SECURITIES FUND Objective: The Fund seeks to generate a total return. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.98%	3.62%
Total Annual Fund Operating Expenses	3.13%	5.52%
Expense Reimbursement	1.68%	3.32%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.45%	2.20%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.45% for Class A and 2.20% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$689	$1,288	$1,937	$3,670
Class C	$323	$1,301	$2,425	$5,182

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$689	$1,288	$1,937	$3,670
Class C	$223	$1,301	$2,425	$5,182

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 131.1% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who seek a total return, want to invest in U.S. and non-U.S. companies engaged in the real estate industry and can accept the potential for volatile fluctuations in the value of investments.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of U.S. and non-U.S. companies principally engaged in the real estate industry (“real estate companies”). For purposes of the Fund’s investment policies, a real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies (“real estate companies”) include real estate investment trusts and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as those whose products and services relate to the real estate industry such as building supply manufacturers, mortgage lenders, and mortgage servicing companies. The Fund may invest up to 10% of its assets in fixed income securities issued by real estate companies. The Fund will invest in equity securities of small, medium, and large capitalization companies. The Fund may purchase securities issued as part of, or a short period after, companies' initial public offerings and may at times dispose of those shares shortly after their acquisition. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

Real estate investment trusts (“REITs”) are pooled investment vehicles that invest in income producing real estate, real estate related loans, or other types of real estate interests. REITs in the U.S. are corporations or business trusts that are permitted to eliminate corporate level federal income taxes by meeting certain requirements of the Internal Revenue Code. REITs, are characterized as:

  Equity REITs, which primarily own property and generate revenue from rental income;
  Mortgage REITs, which invest in real estate mortgages; and
  Hybrid REITs, which combine the characteristics of both equity and mortgage REITs.

Some foreign countries have adopted REIT structures that are very similar to those in the United States. Similarities include pass through tax treatment and portfolio diversification. Other countries may have REIT structures that are significantly different than the U.S. or may not have adopted a REIT like structure at all. The Fund may invest a significant percentage of its portfolio in REITs and foreign REIT-like entities.

The Fund is “non-diversified” which means that it may invest more of its assets in the securities of fewer issuers than diversified mutual funds. Thus, the Fund is subject to non-diversification risk.

The Fund has no limitation on the percentage of assets that are invested in any one country or denominated in any one currency. The Fund will typically have investments located in a number of different countries, which may include the U.S. The Fund may invest in companies located in countries with emerging securities markets.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging and other purposes.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Industry Concentration (Sector) Risk. A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology, financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Initial Public Offerings ("IPOs") Risk. The market for IPO shares may be volatile, continued access to IPO offerings cannot be assured, and a fund may dispose of IPO shares shortly after their acquisition.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and C shares commenced operations on October 1, 2007.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	30.77%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-29.65%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	Life of Fund
Class A Return Before Taxes		28.14%	-19.28%(1)
Class A Return After Taxes on Distributions		26.23%	-20.20%(1)
Class A Return After Taxes on Distribution and Sale of Fund Shares		18.23%	-16.48%(1)
Class C Return Before Taxes		33.28%	-18.20%
FTSE EPRA/NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)		38.26%	-17.47%

(1) During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Real Estate Investors, LLC

  Simon Hedger (since 2007), Portfolio Manager
  Chris Lepherd (since 2007), Portfolio Manager
  Kelly D. Rush (since 2007), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

INTERNATIONAL EMERGING MARKETS FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	1.19%	1.19%	1.19%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.56%	0.89%	0.83%
Total Annual Fund Operating Expenses	2.00%	3.08%	3.02%
Expense Reimbursement	N/A	N/A	0.22%
Total Annual Fund Operating Expenses after Expense Reimbursement	2.00%	3.08%	2.80%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.80% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$742	$1,143	$1,568	$2,749
Class B	$811	$1,351	$1,816	$3,141
Class C	$383	$ 909	$1,564	$3,318

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$742	$1,143	$1,568	$2,749
Class B	$311	$951	$1,616	$3,141
Class C	$283	$909	$1,564	$3,318

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133.4% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking long-term growth of capital in securities of emerging market countries who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office in emerging market countries or companies for which their principal securities trading market is an emerging market country.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in emerging market country equity securities. For this Fund, the term “emerging market country” means any country which is considered to be an emerging country by the international financial community (including the International Bank for Reconstruction and Development (also known as the World Bank) and MSCI Emerging Markets Index). These countries generally include every nation in the world except the United States, Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. Investing in many emerging market countries is not feasible or may involve unacceptable political risk. Principal Global Investors, LLC (“PGI”) focuses on those emerging market countries that it believes have strongly developing economies and markets which are becoming more sophisticated.

The equity management philosophy of PGI is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund will invest in equity securities of small, medium, and large capitalization companies.

The Fund may engage in certain options transactions, enter into financial futures contracts, currency forwards, and related options for the purpose of portfolio hedging, and other purposes. The Fund may actively trade securities in an attempt to achieve its investment objective. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		28.76%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08		-29.21%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		58.16%	13.20%	13.58%
Class A Return After Taxes on Distributions		58.46%	11.33%	12.36%
Class A Return After Taxes on Distribution and Sale of Fund Shares		38.23%	10.81%	11.68%
Class B Return Before Taxes		60.67%	13.18%	13.36%
Class C Return Before Taxes		64.98%	13.58%	13.43%
MSCI Emerging Markets NDTR D Index (reflects no deduction for fees, expenses, or taxes)		78.51%	15.51%	15.28%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Michael Ade (since 2007), Portfolio Manager
  Mihail Dobrinov (since 2007), Research Analyst and Portfolio Manager
  Michael L. Reynal (since 2001), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

INTERNATIONAL GROWTH FUND Objective: The Fund seeks long-term growth of capital. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	5.50%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.52%	8.35%
Total Annual Fund Operating Expenses	2.75%	10.33%
Expense Reimbursement	1.15%	7.98%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.60%	2.35%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense , through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.60% for Class A and 2.35% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$704	$1,236	$1,811	$3,368
Class C	$338	$2,138	$3,963	$7,740

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$704	$1,236	$1,811	$3,368
Class C	$238	$2,138	$3,963	$7,740

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 137.7% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking growth of capital in markets outside of the U.S. who are able to assume the increased risks of higher price volatility and currency fluctuations associated with investments in international stocks which trade in non-U.S. currencies.

Principal Investment Strategies

The Fund invests in equity securities of companies domiciled in any of the nations of the world. The Fund invests in growth stocks; growth orientation emphasizes buying stocks of companies whose potential for growth of capital and earnings is expected to be above average. The Fund invests in equity securities of foreign companies, which are:

  companies with their principal place of business or principal offices outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The equity management philosophy of Principal Global Investors, LLC (“PGI”) is based on the belief that superior stock selection and disciplined risk management provide consistent outperformance. PGI focuses on companies with improving and sustainable business fundamentals, rising investor expectations, and attractive relative valuation. PGI uses a research-driven investment approach to minimize unintended portfolio risks (including sector and market cap biases relative to the index) so that stock selection drives performance.

PGI constructs a portfolio that is “benchmark aware” in that it is sensitive to the sector (companies with similar characteristics) and security weightings of its benchmark. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective and may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Growth Stock Risk. Market prices of growth stocks are often more sensitive than other securities to earnings expectations.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and Class C shares commenced operations on October 1, 2007. The returns for Class A and C shares, for the periods prior to that date, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 6, 2000.

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	18.28%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-25.89%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	15.84%	0.55%	1.34%
Class A Return After Taxes on Distributions	16.00%	-0.60%	0.41%
Class A Return After Taxes on Distribution and Sale of Fund Shares	10.96%	0.46%	1.01%
Class C Return Before Taxes	20.55%	1.00%	1.25%
MSCI World Ex-US Growth Index (reflects no deduction for fees, expenses, or taxes)	30.66%	4.24%	2.17%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Steve Larson (since 2004), Portfolio Manager
  John Pihlblad (since 2005), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

BOND & MORTGAGE SECURITIES FUND Objective: The Fund seeks to provide current income. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.52%	0.52%	0.52%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.34%	0.64%	1.05%
Total Annual Fund Operating Expenses	1.11%	2.16%	2.57%
Expense Reimbursement	0.17%	0.56%	0.82%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.94%	1.60%	1.75%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.94% for Class A, 1.60% for Class B, and 1.75% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$467	$ 686	$ 945	$1,659
Class B	$663	$1,013	$1,299	$2,172
Class C	$278	$ 708	$1,279	$2,833

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$467	$696	$ 945	$1,659
Class B	$163	$613	$1,099	$2,172
Class C	$178	$708	$1,279	$2,833

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 365.1% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in intermediate maturity fixed-income or debt securities rated, at the time of purchase, BBB- or higher by Standard & Poor's Rating Service (“S&P”) or Baa3 or higher by Moody's Investors Service, Inc. (“Moody's”). These include:

  securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
  asset-backed securities or mortgage-backed securities representing an interest in a pool of mortgage loans or other assets;
  debt securities and taxable municipal bonds; and
  securities issued or guaranteed by the governments of Canada (provincial or federal government) or the United Kingdom payable in U.S. dollars.

The rest of the Fund's assets may be invested in:

  preferred securities and/or common and preferred stock that may be convertible (may be exchanged for a fixed number of shares of common stock of the same issuer) or may be non-convertible;
  foreign securities; or
  securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s (i.e. less than investment grade (commonly known as “junk bonds”)) or if not rated, of comparable quality in the opinion of the Fund’s sub- advisor.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund (i) may actively trade securities to achieve its investment objective, and (ii) may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

56.78% in securities rated Aaa	14.41% in securities rated Baa	1.26% in securities rated Caa
4.54% in securities rated Aa	5.64% in securities rated Ba	0.08% in securities rated Ca
11.90% in securities rated A	4.40% in securities rated B	0.02% in securities rated C
	0.07% in securities rated D	0.90% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as “junk bonds”) are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts (“REITs”)) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	9.08%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-6.25%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	14.92%	1.41%	3.44%
Class A Return After Taxes on Distributions	13.19%	-0.17%	1.85%
Class A Return After Taxes on Distribution and Sale of Fund Shares	9.60%	0.28%	1.98%
Class B Return Before Taxes	13.87%	1.22%	3.30%
Class C Return Before Taxes	17.45%	1.35%	3.11%
Barclays Capital Aggregate Bond Index	5.93%	4.97%	5.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  William C. Armstrong (since 2000), Portfolio Manager
  Timothy R. Warrick (since 2000), Portfolio Manager

Sub-Sub-Advisor(s) and Portfolio Manager(s): Spectrum Asset Management, Inc.

  L. Phillip Jacoby (since 2005), Chief Investment Officer and Portfolio Manager
  Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

CALIFORNIA MUNICIPAL FUND

Objective:	The Fund seeks to provide as high a level of current income that is exempt from federal and state personal income tax as is consistent with prudent investment management and preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.16%	0.20%	0.38%
Total Annual Fund Operating Expenses	0.91%	1.70%	1.88%
*Other Expenses include: Interest Expenses	0.07%	0.07%	0.07%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$464	$654	$ 860	$1,453
Class B	$673	$936	$1,123	$1,799
Class C	$291	$591	$1,016	$2,201

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$464	$654	$ 860	$1,453
Class B	$173	$536	$ 923	$1,799
Class C	$191	$591	$1,016	$2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.3% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax- exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets primarily in intermediate- and long-term California municipal obligations (municipal obligations that generate interest which is exempt from State personal income tax). These obligations may include bonds that generate interest payments that are subject to the alternative minimum tax.

The Fund will invest primarily in investment-grade municipal obligations. The Fund may also invest in inverse floating rate obligations, which are generally more volatile than other types of municipal obligations.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund is “non-diversified,” which means it may invest more of its assets in the securities of fewer issuers than diversified mutual funds.

The Fund may invest up to 20% of its assets in municipal obligations that are not exempt from personal income tax, short-term municipal obligations, taxable cash equivalents, including short-term U.S. government securities, certificates of deposit and bankers’ acceptances, commercial paper rated Prime-1 by Moody’s or A-1+ or A-1 by S&P, and repurchase agreements (collectively “short-term instruments”), and securities of unaffiliated money market mutual funds (subject to limitations prescribed by applicable law) in order to achieve its investment objective.

The Fund may, for temporary defensive purposes, invest in these securities without limitation, which may produce income that is not exempt from federal income taxes or personal income tax.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Geographic Concentration Risk. A fund that invests significant portions of its assets in particular geographic areas has greater exposure than other funds to economic conditions and developments in those areas.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on July 25, 1989. The predecessor fund’s performance between 1996 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	11.85%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-10.08%

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	17.05%	0.77%	3.75%
Class A Return After Taxes on Distributions	17.05%	0.71%	3.70%
Class A Return After Taxes on Distribution and Sale of Fund Shares	13.02%	1.30%	3.70%
Class B Return Before Taxes	15.60%	0.43%	3.52%
Class C Return Before Taxes	19.35%	0.71%	3.34%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	12.91%	4.32%	5.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Van Kampen Asset Management

  Thomas M. Byron (since 2009), Executive Director and Portfolio Manager
  Robert J. Stryker (since 2008), Executive Director and Portfolio Manager
  Rob Wimmel (since 2009), Executive Director and Portfolio Manager

For Important Information About:

purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;
taxes, please turn to “Tax Considerations” at page 228 of the Prospectus*; and
* Distributions designated as “exempt-interest dividends” by this Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in “Tax Considerations. ”A portion of the dividends paid by the this Fund may be exempt from California State personal income tax, but not from California State franchise tax or California State corporate income tax.
Corporate taxpayers should consult their tax advisor concerning the California state tax treatment of investments in this Fund.
financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

GLOBAL DIVERSIFIED INCOME FUND

Objective: The Fund seeks consistent cash income through a diversified, yield-focused investment strategy.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	1.58%	15.36%
Total Annual Fund Operating Expenses	2.63%	17.16%
Expense Reimbursement	1.38%	15.16%
Total Annual Fund Operating Expenses after Expense Reimbursement	1.25%	2.00%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.25% for Class A and 2.00% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$498	$1,014	$1,578	$3,112
Class C	$303	$3,143	$5,616	$9,602

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$498	$1,014	$1,578	$3,112
Class C	$203	$3,133	$5,616	$9,602

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182.5% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking high cash returns, who are willing to accept the risk associated with investing in equities and below-investment-grade fixed income securities.

Principal Investment Strategies

The Fund generally invests a majority of its assets in fixed income asset classes, such as high yield bonds, preferred securities, and emerging market debt securities, in an effort to provide incremental yields over a portfolio of government securities. In addition, the Fund invests in equity securities of global companies principally engaged in the real estate industry and value equities of global companies to provide dividend yields and diversify fixed income-related risks in the Fund. The Fund invests in foreign securities, which are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

The Fund may concentrate its investments (invest more than 25% of its net assets) in securities in the real estate industry. The Fund will also invest in master limited partnerships ("MLPs") and other entities in the energy infrastructure sector. The Fund seeks to provide yield by having each sub-advisor focus on those securities offering the best risk-adjusted yields within their respective asset class. The Fund may actively trade portfolio securities in an attempt to achieve its investment objective.

25-45% of the Fund's assets may be invested in high yield and other income-producing securities including corporate bonds, corporate loan participations and assignments, convertible securities, credit default swaps, and securities of companies in bankruptcy proceedings or otherwise in the process of debt restructuring. The "high yield" securities in which the Fund invests are commonly known as "junk bonds" which are rated at the time of purchase Ba1 or lower by Moody's Investor Service, Inc. ("Moody's") or BB+ or lower by Standard & Poor's Rating Service ("S&P"). These securities offer a higher yield than other, higher rated securities, but they carry a greater degree of risk and are considered speculative with respect to the issuer's ability to pay interest and to repay principal. It is expected that this portion of the Fund will have a weighted average quality rating of B2 as measured by Moody's or B by S&P. The average duration will generally be 2-4 years. Guggenheim Investment Management, LLC manages this portion of the Fund.

5-25% of the Fund's assets may be invested in the real estate industry. The Fund invests in equity securities of global companies principally engaged in the real estate industry ("real estate companies"). A real estate company has at least 50% of its assets, income or profits derived from products or services related to the real estate industry. Real estate companies include real estate investment trusts ("REITs"), REIT-like entities, and companies with substantial real estate holdings such as paper, lumber, hotel and entertainment companies as well as building supply manufacturers, mortgage lenders, and mortgage servicing companies. This portion of the Fund may invest in smaller capitalization companies. The Fund also invests in commercial mortgage backed securities, which are bonds that are secured by first mortgages on commercial real estate. Principal Real Estate Investors, LLC manages this portion of the Fund.

10-30% of the Fund's assets may be invested primarily in preferred securities of U.S. companies primarily rated BBB-or higher by S&P or Baa3 or higher by Moody's or, if unrated, of comparable quality in the opinion of the Sub-Advisor. This portion of the Fund focuses primarily on the financial services, REIT, and utility industries. Spectrum Asset Management, Inc. manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of value equity securities of companies located or operating in developed countries (including the United States) and emerging markets of the world to provide dividend yields. The equity securities will ordinarily be traded on a recognized foreign securities exchange or traded in a foreign over-the-counter market in the country where the issuer is principally based, but may also be traded in other countries including the United States. Principal Global Investors, LLC manages this portion of the Fund.

5-15% of the Fund's assets may be invested in a diversified portfolio of bond issues issued primarily by governments, their agencies, local authorities and instrumentalities and corporate entities domiciled in or exercising the predominant part of their economic activities in emerging markets in Europe, Latin America, Asia, and the Middle East. The target duration for the portfolio will be 2-3 years. The targeted credit quality range will be Baa2 to B3 as measured by Moody's or BBB to B- by S&P. Securities denominated in local currency will be limited to 50% of the portfolio in the aggregate, and, typically, non-dollar currency exposure will not be hedged. Principal Global Investors, LLC manages this portion of the Fund.

5-15% of the Fund's assets may be invested in MLPs and companies that are organized as corporations, limited liability companies or limited partnerships in the energy infrastructure sector. Energy infrastructure companies are engaged in the transportation, storage, processing, refining, marketing, exploration, production, or mining of any mineral or natural resource. The Fund invests primarily in the mid-stream energy infrastructure market, which is comprised mostly of the following: crude oil and refined products pipeline, storage, and terminal assets; natural gas gathering and transportation pipelines, processing, and storage facilities; propane distributors; energy commodity marine transportation (including LNG transportation and processing); and other energy infrastructure assets. Most pipelines do not own the energy products they transport and, as a result, are not directly exposed to commodity price risk. Additionally, the mid-stream pipeline segment is defensive in nature due to its ownership of real long-lived assets, its stable cash flows, and relative insensitivity to commodity price cycles. Tortoise Capital Advisors, L.L.C. manages this portion of the Fund.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

1.20% in securities rated Aaa	25.41% in securities rated Baa	3.90% in securities rated Caa
2.13% in securities rated Aa	39.09% in securities rated Ba	0.13% in securities rated Ca
8.20% in securities rated A	17.83% in securities rated B	0.00% in securities rated C
	0.18% in securities rated D	1.93% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Master Limited Partnership ("MLP") Risk. MLPs are publicly-traded limited partnership interests or units. An MLP that invests in a particular industry (e.g., oil and gas) will be harmed by detrimental economic events within that industry. As partnerships, MLPs may be subject to less regulation (and less protection for investors) under state laws than corporations. In addition, MLPs may be subject to state taxation in certain jurisdictions, which may reduce the amount of income paid by an MLP to its investors.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Value Stock Risk. The market may not recognize the intrinsic value of value stocks for a long time, or they may be appropriately priced at the time of purchase.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	20.93%
Lowest return for a quarter during the period of the bar chart above:	Q1 ‘09	-5.89%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	Life of Fund
Class A Return Before Taxes		34.54%	34.60%
Class A Return After Taxes on Distributions		27.75%	28.00%
Class A Return After Taxes on Distribution and Sale of Fund Shares		22.32%	25.51%
Class C Return Before Taxes		37.77%	38.56%
Barclays Capital U.S. Corporate High Yield - 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		58.76%	71.19%
Global Diversified Custom Index		46.09%	52.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

LifeTime results are measured from the date the Funds shares were first sold (December 15, 2008).

Management Investment Advisor: Principal Management Corporation Sub-Advisor(s) and Portfolio Manager(s): Guggenheim Investment Management, LLC

  Richard Lindquist (since 2009), Managing Director
  Patrick Mitchell (since 2009), Managing Director

Principal Global Investors, LLC

  Christopher Ibach (since 2008), Associate Portfolio Manager and Equity Research Analyst
  Mustafa Sagun (since 2008), Chief Investment Officer, Equities Group
  Jon Taylor (since 2009), Managing Director - Fixed Income

Principal Real Estate Investors, LLC

  Simon Hedger (since 2008), Portfolio Manager
  Chris Lepherd (since 2008), Portfolio Manager
  Marc Peterson (since 2009), Managing Director, Portfolio Management
  Kelly D. Rush (since 2008), Portfolio Manager

Spectrum Asset Management, Inc.

  L. Phillip Jacoby (since 2008), Chief Investment Officer and Portfolio Manager
  Mark A. Lieb (since 2009), President and Chief Executive Officer

Tortoise Capital Advisors, L.L.C.

  H. Kevin Birzer (since 2009), Senior Managing Director and co-founder
  Zachary A. Hamel (since 2009), Managing Director and co-founder
  Kenneth P. Malvey (since 2009), Managing Director and co-founder
  Terry C. Matlack (since 2009), Managing Director and co-founder
  David J. Schulte (since 2009), Managing Director and co-founder

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

GOVERNMENT & HIGH QUALITY BOND FUND (PREVIOUSLY MORTGAGE SECURITIES FUND)

Objective: The Fund seeks to provide a high level of current income consistent with safety and liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.24%	0.27%	0.33%
Total Annual Fund Operating Expenses	0.99%	1.77%	1.83%
Expense Reimbursement	0.11%	0.12%	0.20%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.88%	1.65%	1.63%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.88% for Class A, 1.65% for Class B, and 1.63% for Class C shares, respectively.

The Distributor has contractually agreed to limit the Fund's Distribution and/or Service (12b-1) Fees normally payable by the Fund through the period ending April 30, 2010. The limit will maintain the level of Distribution and/or Service (12b-1) Fees (expressed as a percent of average net assets on an annualized basis) not to exceed 0.15% for Class A shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$313	$521	$ 748	$1,399
Class B	$668	$944	$1,146	$1,866
Class C	$266	$553	$ 969	$2,129

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$313	$521	$748	$1,399
Class B	$168	$544	$946	$1,866
Class C	$166	$553	$969	$2,129

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.6% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily (at least 80% of its net assets, plus any borrowings for investment purposes) in securities issued by the U.S. government, its agencies or instrumentalities or securities that are rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including but not limited to mortgage securities such as agency and non-agency collateralized mortgage obligations, and other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements.

The Fund may also invest in mortgage-backed securities that are not issued by the U.S. government, its agencies or instrumentalities or rated AAA by S&P, AAA by Fitch, or Aaa by Moody's, including collateralized mortgage obligations, and in other obligations that are secured by mortgages or mortgage-backed securities, including repurchase agreements. The Fund may also invest in dollar rolls, which may involve leverage.

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on May 4, 1984. The predecessor fund’s performance between 1998 and 2000 benefited from the agreement of Edge and its affiliates to limit the fund’s expenses. On March 1, 2004, the investment policies of the predecessor fund were modified. As a result, the Fund’s performance for periods prior to that date may not be representative of the performance it would have achieved had its current investment policies been in place.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘01	4.11%
Lowest return for a quarter during the period of the bar chart above:	Q2 ‘04	-1.23%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	10 Years
Class A Return Before Taxes	5.29%	4.20%	5.19%
Class A Return After Taxes on Distributions	3.71%	2.58%	3.37%
Class A Return After Taxes on Distribution and Sale of Fund Shares	3.41%	2.62%	3.33%
Class B Return Before Taxes	1.85%	3.54%	4.81%
Class C Return Before Taxes	5.88%	3.93%	4.68%
Citigroup Mortgage Index (reflects no deduction for fees, expenses, or taxes)	5.76%	5.81%	6.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

HIGH YIELD FUND

Objective: The Fund seeks to provide a relatively high level of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.51%	0.51%	0.51%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.19%	0.24%	0.17%
Total Annual Fund Operating Expenses	0.95%	1.75%	1.68%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$468	$666	$ 881	$1,498
Class B	$678	$951	$1,149	$1,851
Class C	$271	$530	$ 913	$1,987

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$468	$666	$881	$1,498
Class B	$178	$551	$949	$1,851
Class C	$171	$530	$913	$1,987

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57.0% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities and emerging markets.

Principal Investment Strategies
The Fund invests primarily in high-yield, below-investment grade fixed-income securities (sometimes called “junk bonds”). Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed-income securities (including convertible securities and preferred securities) rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody’s or of equivalent quality as determined by Edge Asset Management, Inc. (“Edge”). The remainder of the Fund’s assets may be invested in any other securities Edge believes are consistent with the Fund’s objective, including higher rated fixed-income securities, common stocks, real estate investment trusts and other equity securities. The Fund may also invest in securities of foreign issuers, including those located in developing or emerging countries. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

During the fiscal year ended October 31, 2009, the average ratings of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody’s):

2.61% in securities rated Aaa	8.76% in securities rated Baa	11.61% in securities rated Caa
0.24% in securities rated Aa	20.22% in securities rated Ba	0.56% in securities rated Ca
5.74% in securities rated A	38.14% in securities rated B	0.10% in securities rated C
	11.92% in securities not rated	0.10% in securities rated D

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on April 8, 1998. The predecessor fund’s performance between 1998 and 1999 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	18.88%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-11.89%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	10 Years
Class A Return Before Taxes		36.68%	6.73%	7.61%
Class A Return After Taxes on Distributions		32.23%	3.68%	4.15%
Class A Return After Taxes on Distribution and Sale of Fund Shares		23.49%	3.99%	4.34%
Class B Return Before Taxes		35.76%	6.38%	7.36%
Class C Return Before Taxes		40.00%	6.74%	7.19%
Citigroup US High-Yield Market Capped Index (reflects no deduction for fees, expenses, or taxes)		53.94%	5.97%	N/A

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

The inception date of the Citigroup US High Yield Market Capped Index is January 2, 2002.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc.

  Mark P. Denkinger (since 2009), Portfolio Manager
  Darrin E. Smith (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

INCOME FUND

Objective: The Fund seeks to provide a high level of current income consistent with preservation of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.18%	0.24%	0.26%
Total Annual Fund Operating Expenses	0.93%	1.74%	1.76%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$318	$515	$ 728	$1,342
Class B	$677	$948	$1,144	$1,837
Class C	$279	$554	$ 954	$2,073

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$318	$515	$728	$1,342
Class B	$177	$548	$944	$1,837
Class C	$179	$554	$954	$2,073

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.6% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund, and who are willing to accept the risks associated with investing in “junk bonds,” foreign securities, and real estate investment trust securities.

Principal Investment Strategies
Under normal circumstances, the Fund invests primarily in a diversified pool of fixed-income securities including corporate securities, U.S. government securities, and mortgage-backed securities (including collateralized mortgage obligations), up to 35% of which may be in below investment-grade fixed-income securities (sometimes called “junk bonds”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s). The Fund may also invest in convertible securities, preferred securities, foreign securities, and real estate investment trust (“REIT”) securities. This Fund may be used as part of a fund of funds strategy.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2009, the average rating of the Fund’s fixed-income assets, based on market value at each month-end, were as follows (all rating are by Moody’s):

24.13% in securities rated Aaa	35.72% in securities rated Baa	2.70% in securities rated Caa
3.12% in securities rated Aa	3.74% in securities rated Ba	0.01% in securities rated Ca
17.46% in securities rated A	10.04% in securities rated B	0.04% in securities rated C
3.04% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies). These risks are greater for investments in emerging markets.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on December 15, 1975. The predecessor portfolio’s performance in 1999 benefited from the agreement of Edge and its affiliates to limit the portfolio’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	10.26%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08	-4.74%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	10 Years
Class A Return Before Taxes		18.25%	4.84%	6.34%
Class A Return After Taxes on Distributions		15.74%	2.81%	4.06%
Class A Return After Taxes on Distribution and Sale of Fund Shares		11.74%	2.90%	4.03%
Class B Return Before Taxes		15.33%	4.23%	5.96%
Class C Return Before Taxes		19.31%	4.55%	5.84%
Citigroup Broad Investment Grade Bond Index (reflects no deduction for fees, expenses, or taxes)		5.06%	5.22%	6.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Edge Asset Management, Inc. • John R. Friedl (since 2005), Portfolio Manager For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

INFLATION PROTECTION FUND

Objective: The Fund seeks to provide current income and real (after inflation) total returns.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.55%	1.91%
Total Annual Fund Operating Expenses	1.20%	3.31%
Expense Reimbursement	0.30%	1.66%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%	1.65%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.90% for Class A and 1.65% for Class C shares, respectively.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$463	$708	$ 977	$1,745
Class C	$268	$837	$1,558	$3,471

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$463	$708	$ 977	$1,745
Class C	$168	$837	$1,558	$3,471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109.5% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors who want their income and principal investments to keep pace with inflation over time.

Principal Investment Strategies

The Fund normally invests primarily in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. The U.S. Treasury uses the Consumer Price Index for Urban Consumers as the inflation measure. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. "Real return" equals total return less the estimated cost of inflation, which is typically measured by the change in an official inflation measure. The Fund maintains an average portfolio duration that is within ±20% of the duration of the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index.

The Fund may invest in non-investment grade bonds (high yield or junk bonds) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s) or securities of emerging market issuers. The Fund may also invest in foreign securities.

The Fund may also purchase: U.S. Treasuries and agency securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations ("CMOs"), investment grade corporate bonds and asset-backed securities. Securities are purchased for the fund when the management team believes that they have the potential for above average real return.

The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. The fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Active Trading Risk. Actively trading portfolio securities may result in high portfolio turnover rates and increase brokerage costs, accelerate realization of taxable gains and adversely impact fund performance.

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on December 29, 2004.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09		3.86%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-10.39%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		2.33%	-1.86%	-1.80%
Class A Return After Taxes on Distributions		2.17%	-3.37%	-3.32%
Class A Return After Taxes on Distribution and Sale of Fund Shares		1.51%	-2.37%	-2.32%
Class C Return Before Taxes		4.29%	-1.88%	-1.82%
Barclays Capital US Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)		11.41%	4.63%	4.66%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
BlackRock Financial Management, Inc.
• Stuart Spodek (since 2008), Managing Director
• Brian Weinstein (since 2008), Managing Director

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

PREFERRED SECURITIES FUND Objective: The Fund seeks to provide current income. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.73%	0.73%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses	0.14%	0.14%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	1.13%	1.88%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$486	$721	$ 974	$1,698
Class C	$291	$591	$1,016	$2,201

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$486	$721	$ 974	$1,698
Class C	$191	$591	$1,016	$2,201

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26.2% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who are seeking dividends to generate income or to be reinvested for growth and are willing to accept fluctuations in the value of the investment.

Principal Investment Strategies

The Fund invests primarily in preferred securities of companies rated at the time of purchase BBB- or higher by Standard & Poor’s Rating Service (“S&P”) or Baa3 or higher by Moody’s Investor Service, Inc. (“Moody’s”) or, if unrated, of comparable quality in the opinion of Spectrum Asset Management, Inc. (“Spectrum”). Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in preferred securities. The Fund focuses primarily on the financial services (i.e., banking, insurance and commercial finance), Real Estate Investment Trust (i.e. REIT) and utility industries. The rest of the Fund’s assets may be invested in common stocks, debt securities (including securities rated at the time of purchase BB+ or lower by S&P or rated Ba1 or lower by Moody’s, commonly known as “junk bonds”), foreign securities, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation.

Spectrum seeks to build a portfolio within the context of the eligible universe of preferred securities. For a security to be considered for the Fund, Spectrum will assess the credit risk within the context of the yield available on the preferred. The yield needs to be attractive in comparison to the rating, expected credit trend and senior debt spread of the same issuer. Spectrum considers features such as call protection, subordination and option adjusted spreads to ensure that the selected issue provides a sufficient yield to justify its inclusion in the portfolio.

The Fund is considered non-diversified and can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund’s share price than would occur in a more diversified fund. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Equity Securities Risk. Equity securities (common, preferred, and convertible preferred stocks and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities) could decline in value if the issuer's financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s), such as large cap, mid cap or small cap stocks, or growth or value stocks, may underperform other market segments or the equity markets as a whole. Investments in smaller companies and mid-size companies may involve greater risk and price volatility than investments in larger, more mature companies.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Industry Concentration (Sector). A fund that concentrates investments in a particular industry or group of industries (e.g., real estate, technology financial services) has greater exposure than other funds to market, economic and other factors affecting that industry or sector.

Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the Institutional Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the Institutional Class shares. Institutional Class shares were first sold on May 1, 2002.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		38.89%
Lowest return for a quarter during the period of the bar chart above:	Q3 ‘08		-20.97%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		40.73%	1.53%	3.35%
Class A Return After Taxes on Distributions		37.44%	-0.37%	1.63%
Class A Return After Taxes on Distribution and Sale of Fund Shares		26.43%	0.23%	1.89%
Class C Return Before Taxes		43.96%	1.59%	3.25%
Merrill Lynch Fixed Rate Preferred Securities Index (reflects no deduction for fees, expenses,
or taxes)		-15.20%	-6.14%	0.83%
Barclays Capital U.S. Tier I Capital Securities Index (reflects no deduction for fees, expenses,
or taxes)		46.19%	0.37%	4.09%
Preferreds Blended Index (reflects no deduction for fees, expenses, or taxes)		29.14%	-1.37%	8.25%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Performance of a blended index shows how the Fund's performance compares to an index with similar investment objectives. Performance of the components of the blended index are also shown. The weightings for Preferreds Blended Index are 65% Merrill Lynch Fixed Rate Preferred Securities Index and 35% Barclays Capital U.S. Tier I Capital Index.

Management

Investment Advisor: Principal Management Corporation
Sub-Advisor(s) and Portfolio Manager(s):
Spectrum Asset Management, Inc.
• L. Phillip Jacoby (since 2002), Chief Investment Officer and Portfolio Manager
• Mark A. Lieb (since 2009), President and Chief Executive Officer

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

TAX-EXEMPT BOND FUND

Objective:	The Fund seeks to provide a high level of income that is exempt from federal income tax while protecting investors’ capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	3.75%	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.50%	0.50%	0.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%
Other Expenses	0.17%	0.40%	0.67%
Total Annual Fund Operating Expenses	0.92%	1.90%	2.17%
Expense Reimbursement	0.00%	0.22%	0.49%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.92%	1.68%	1.68%
*Other Expenses include: Interest Expenses	0.08%	0.08%	0.08%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis not to exceed 0.85% for Class A, 1.60% for Class B, and 1.60% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$465	$657	$ 865	$1,464
Class B	$671	$972	$1,203	$1,945
Class C	$271	$624	$1,112	$2,458

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$465	$657	$ 865	$1,464
Class B	$171	$572	$1,003	$1,945
Class C	$171	$624	$1,112	$2,458

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.8% of the average value of its portfolio.

Investor Profile:

The Fund may be an appropriate investment for investors who are seeking monthly, federally tax- exempt dividends to produce income or to be reinvested for modest growth and are willing to accept fluctuations in the value of their investment.

Principal Investment Strategies

The Fund invests in a portfolio of securities issued by or on behalf of state or local governments and other public authorities. In the opinion of the issuer’s bond counsel, interest on these obligations is exempt from federal income tax.

Under normal market conditions, the Fund invests at least 80% of its net assets in municipal obligations. The Fund specifically limits these investments to municipal bonds and municipal notes (including floating rate obligations) and securities of unaffiliated tax-exempt mutual funds. The Fund may invest up to 20% of its assets in securities that do not meet the criteria stated above (taxable securities or municipal obligations the interest on which is treated as a tax preference item for purposes of the federal alternative minimum tax).

The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

The Fund may invest in below investment grade bonds (rated at the time of purchase Ba1 or lower by Moody’s or BB+ or lower by S&P, sometimes called “junk bonds”) as rated by at least one independent rating agency, or if unrated, judged to be of comparable quality by the Fund’s Sub- Advisor.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations on January 3, 1977. The predecessor fund’s performance in 2000 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q3 ‘09	10.13%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-5.96%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	10 Years
Class A Return Before Taxes		15.82%	2.03%	4.39%
Class A Return After Taxes on Distributions		15.82%	1.96%	4.29%
Class A Return After Taxes on Distribution and Sale of Fund Shares		12.23%	2.37%	4.42%
Class B Return Before Taxes		14.43%	1.86%	4.21%
Class C Return Before Taxes		18.50%	1.99%	3.99%
Barclays Capital Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)		12.91%	4.32%	5.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Van Kampen Asset Management
• Thomas M. Byron (since 1999), Executive Director and Portfolio Manager
• Robert J. Stryker (since 2007), Executive Director and Portfolio Manager
• Rob Wimmel (since 2009), Executive Director and Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus*; and

* Distributions designated as “exempt-interest dividends” by this Fund are generally not subject to federal income tax. However, if you receive Social Security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in this Fund may have on the federal taxation of your benefits. In addition, an investment in this Fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders. This Fund may invest a portion of its assets in securities that generate income that is not exempt from federal (or state and local) income tax. Income exempt from federal tax may be subject to state and local income tax. In addition, any capital gains distributed by this Fund will be taxable as described in
“Tax Considerations.”

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

MONEY MARKET FUND

Objective:	The Fund seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class B	Class C
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	5.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class B	Class C
Management Fees	0.38%	0.38%	0.38%
Distribution and/or Service (12b-1) Fees	0.00%	1.00%	1.00%
Other Expenses	0.20%	0.24%	0.80%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	0.60%	1.64%	2.20%
Expense Reimbursement	N/A	N/A	0.39%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.60%	1.64%	1.81%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.79% for Class C shares. In addition, Principal has voluntarily agreed to limit the Fund's expenses to the extent necessary to maintain a 0% yield. The voluntary expense limit may be terminated at anytime.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example assumes conversion of the Class B shares to Class A shares after the eighth year. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$ 61	$192	$ 335	$ 750
Class B	$667	$917	$1,092	$1,665
Class C	$284	$644	$1,138	$2,498

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$ 61	$192	$ 335	$ 750
Class B	$167	$517	$ 892	$1,665
Class C	$184	$644	$1,138	$2,498

Investor Profile:	The Fund may be an appropriate investment for investors seeking monthly dividends without
	incurring much principal risk.

Principal Investment Strategies

The Fund invests its assets in a portfolio of high quality, short-term money market instruments. The investments are U.S. dollar denominated securities which Principal Global Investors, LLC (“PGI”) believes present minimal credit risks. At the time the Fund purchases each security, it is an “eligible security” as defined in the regulations issued under the Investment Company Act of 1940, as amended.

The Fund maintains a dollar weighted average portfolio maturity of 90 days or less. It intends to hold its investments until maturity. However, the Fund may sell a security before it matures:
•	to take advantage of market variations;
•	to generate cash to cover sales of Fund shares by its shareholders; or
•	upon revised credit opinions of the security’s issuer.

The sale of a security by the Fund before maturity may not be in the best interest of the Fund. The sale of portfolio securities is usually a taxable event.

It is the policy of the Fund to be as fully invested as possible to maximize current income. Securities in which the Fund invests include:
•	securities issued or guaranteed by the U.S. government, including Treasury bills, notes and bonds;
•	securities issued or guaranteed by agencies or instrumentalities of the U.S. government. These are backed either by the full faith and credit of the U.S. government or by the credit of the particular agency or instrumentality;
•	bank obligations including:
• certificates of deposit which generally are negotiable certificates against funds deposited in a commercial bank;
or,
• bankers acceptances which are time drafts drawn on a commercial bank, usually in connection with international commercial transactions.
•	commercial paper which is short-term promissory notes issued by U.S. or foreign corporations primarily to finance short-term credit needs;
•	corporate debt consisting of notes, bonds or debentures which at the time of purchase by the Fund has 397 days or less remaining to maturity;

• repurchase agreements under which securities are purchased with an agreement by the seller to repurchase the security at the same price plus interest at a specified rate. Generally these have a short maturity (less than a week)
but may also have a longer maturity; and
• taxable municipal obligations which are short-term obligations issued or guaranteed by state and municipal issuers which generate taxable income.

Among the certificates of deposit typically held by the Fund are Eurodollar and Yankee obligations which are issued in U.S. dollars by foreign banks and foreign branches of U.S. banks. Before the Sub-Advisor selects a Eurodollar or Yankee obligation, however, the foreign issuer undergoes the same credit-quality analysis and tests of financial strength as an issuer of domestic securities.

As with all mutual funds, the value of the Fund’s assets may rise or fall. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Investment Company Securities Risk. Fund shareholders bear indirectly their proportionate share of the expenses of other investment companies in which the Fund invests. Investments in closed-end funds may involve payment of substantial premiums above the value of such companies' portfolio securities.

Municipal Securities Risk. Principal and interest payments on municipal securities may not be guaranteed by the issuing body and may be payable only from a particular source. That source may not perform as expected and payment obligations may not be made or made on time.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A and B shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A, B, and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A, B, and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q1 ‘01	1.26%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘09	0.00%

Average Annual Total Returns

For the periods ended December 31, 2009	1 Year	5 Years	Life of Fund
Class A Return Before Taxes	0.19%	2.96%	2.22%
Class B Return Before Taxes	-4.99%	1.74%	1.76%
Class C Return Before Taxes	-0.94%	2.03%	1.34%
Barclays Capital U.S. Treasury Bellwethers 3 Month Index (reflects no deduction for fees,
expenses, or taxes)	0.23%	3.09%	2.70%

To obtain the Fund’s current yield, call 1-800-222-5852.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class B and Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Principal Global Investors, LLC
• Tracy Reeg (since 2004), Portfolio Manager
• Alice Robertson (since 2000), Trader

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

SHORT-TERM BOND FUND Objective: The Fund seeks to provide current income. Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.27%	0.97%
Total Annual Fund Operating Expenses	0.82%	2.37%
Expense Reimbursement	N/A	0.67%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.82%	1.70%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$307	$481	$ 670	$1,216
Class C	$273	$664	$1,194	$2,646

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$307	$481	$ 670	$1,216
Class C	$173	$664	$1,194	$2,646

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 33.9% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies
The Fund invests primarily in short-term fixed-income securities. Under normal circumstances, the Fund maintains an effective maturity of four years or less and a dollar-weighted effective maturity of not more than three years. In determining the average effective maturity of the Fund’s assets, the maturity date of a callable security or probable securities may be adjusted to reflect the judgment of Principal Global Investors, LLC (“PGI”) regarding the likelihood of the security being called or prepaid. The Fund considers the term “bond” to mean any debt security. Under normal circumstances, it invests at least 80% of its net assets (plus any borrowings for investment purposes) in the following types of securities rated, at the time of purchase, BBB- or higher by Standard & Poor's Rating Service ("S&P") or Baa3 or higher by Moody's Investors Service, Inc. ("Moody's"):
•	securities issued or guaranteed by the U.S. government or its agencies or instrumentalities;
•	debt securities of U.S. issuers; and
•	mortgage-backed securities representing an interest in a pool of mortgage loans.

The Fund may invest in below-investment-grade fixed-income securities (commonly known as “junk bonds” or “high yield securities”) (rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s).

The Fund may invest in Eurodollar and Yankee Obligations and foreign securities. The Fund may invest in asset-
backed securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets.

During the fiscal year ended October 31, 2009, the average ratings of the Fund's fixed-income assets, based on market value at each month-end, were as follows (all ratings are by Moody's):

	54.64% in securities rated Aaa	20.94% in securities rated Baa	1.71% in securities rated Caa
	6.13% in securities rated Aa	2.47% in securities rated Ba	0.28% in securities rated Ca
	12.64% in securities rated A	1.04% in securities rated B	0.00% in securities rated C
		0.02% in securities rated D	0.13% in securities not rated

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

High Yield Securities Risk. High yield fixed-income securities (commonly referred to as "junk bonds") are subject to greater credit quality risk than higher rated fixed-income securities and should be considered speculative.

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

Class A shares commenced operations on June 28, 2005, and Class C shares were first sold on January 16, 2007. The returns for Class A and C shares, for the periods prior to those dates, are based on the performance of the R-3 Class shares adjusted to reflect the fees and expenses of Class A and C shares. The adjustments result in performance for such periods that is no higher than the historical performance of the R-3 Class shares. R-3 Class shares were first sold on December 6, 2000.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09		7.09%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08		-8.66%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	Life of Fund
Class A Return Before Taxes		12.09%	1.12%	2.61%
Class A Return After Taxes on Distributions		10.20%	-0.52%	1.01%
Class A Return After Taxes on Distribution and Sale of Fund Shares		7.77%	0.00%	1.28%
Class C Return Before Taxes		12.73%	0.70%	2.04%
Barclays Capital Government/Credit 1-3 Index (reflects no deduction for fees, expenses, or
taxes)		3.82%	4.32%	4.59%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s): Principal Global Investors, LLC

  Craig Dawson (since 2005), Portfolio Manager
  Timothy R. Warrick (since 2009), Portfolio Manager

For Important Information About:

  purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares” at pages 223 and 224, respectively of the Prospectus;
  taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and
  financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page 229 of the Prospectus.

SHORT-TERM INCOME FUND

Objective:	The Fund seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class” and “The Costs of Investing” beginning on pages 259 and 232, respectively, of the Fund’s prospectus and “Multiple Class Structure” beginning on page 116 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)

	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases	2.25%	None
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load)	1.00%	1.00%
(as a percentage of dollars subject to charge)

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

For the year ended October 31, 2009	Class A	Class C
Management Fees	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.15%	1.00%
Other Expenses	0.20%	0.19%
Total Annual Fund Operating Expenses	0.83%	1.67%
Expense Reimbursement	0.00%	0.00%
Total Annual Fund Operating Expenses after Expense Reimbursement	0.83%	1.67%

Principal has contractually agreed to limit the Fund’s expenses attributable to Class A and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense, through the period ending February 28, 2011. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.95% for Class A and 1.67% for Class C shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class A	$308	$484	$675	$1,227
Class C	$270	$526	$907	$1,976

You would pay the following expenses if you did not redeem your shares:

	1 year	3 years	5 years	10 years
Class A	$308	$484	$675	$1,227
Class C	$170	$526	$907	$1,976

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.8% of the average value of its portfolio.

Investor Profile:	The Fund may be an appropriate investment for investors seeking diversification by investing in a fixed-income mutual fund.

Principal Investment Strategies

The Fund invests in high quality short-term bonds and other fixed-income securities that, at the time of purchase, are rated BBB- or higher by Standard & Poor’s Rating Service or Baa3 or higher by Moody’s Investors Service, Inc. or, if unrated, in the opinion of Edge Asset Management, Inc. (“Edge”) of comparable quality. Under normal circumstances, the Fund maintains an effective maturity of five years or less and a dollar-weighted average duration of three years or less. The Fund’s investments may also include corporate securities, U.S. and foreign government securities, repurchase agreements, mortgage-backed and asset-backed securities, and real estate investment trust securities.

The Fund may invest in foreign fixed-income securities, primarily bonds of foreign governments or their political subdivisions, foreign companies and supranational organizations, including non-U.S. dollar-denominated securities and U.S. dollar-denominated fixed-income securities issued by foreign issuers and foreign branches of U.S. banks. The Fund may invest in preferred securities. The Fund may enter into dollar roll transactions, which may involve leverage. The Fund may utilize derivative strategies, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Derivative strategies may include certain options transactions, financial futures contracts, swaps, currency forwards, and related options for purposes such as earning income and enhancing returns, managing or adjusting the risk profile of the Fund, replacing more traditional direct investments, or obtaining exposure to certain markets. This Fund may be used as part of a fund of funds strategy.

Principal Risks

The value of your investment in the Fund changes with the value of the Fund’s investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund, in alphabetical order, are:

Derivatives Risk. Transactions in derivatives (such as options, futures, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses. Certain Fund transactions, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, or derivative instruments, may give rise to leverage, causing the Fund to be more volatile than if it had not been leveraged.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit quality risk. The market value of fixed-income securities generally declines when interest rates rise, and an issuer of fixed-income securities could default on its payment obligations.

Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; changes in foreign exchange rates and foreign exchange restrictions; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).

Portfolio Duration Risk. Portfolio duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund's average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Prepayment Risk. Unscheduled prepayments on mortgage-backed and asset-backed securities may have to be reinvested at lower rates. A reduction in prepayments may increase the effective maturities of these securities, exposing them to the risk of decline in market value over time (extension risk).

Real Estate Securities Risk. Real estate securities (including real estate investment trusts ("REITs")) are subject to the risks associated with direct ownership of real estate, including declines in value, adverse economic conditions, increases in expenses, regulatory changes and environmental problems. A REIT could fail to qualify for tax-free pass-through of income under the Internal Revenue Code, and Fund shareholders will indirectly bear their proportionate share of the expenses of REITs in which the Fund invests.

Underlying Fund Risk. An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance.

U.S. Government Securities Risk. Yields available from U.S. government securities are generally lower than yields from many other fixed-income securities.

U.S. Government Sponsored Securities Risk. Securities issued by U.S. government-sponsored or -chartered enterprises such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Banks are not issued or guaranteed by the U.S. Treasury.

Performance

The following information provides an indication of the risks of investing in the Fund. The bar chart shows the investment returns of the Fund’s Class A shares for each full calendar year of operations for 10 years (or, if shorter, the life of the Fund). These annual returns do not reflect sales charges; if they did, results would be lower. The table shows, for each share class of the Fund and for the last one, five, and ten calendar year periods (or, if shorter, the life of the Fund), how the Fund’s average annual total returns compare to the returns of one or more broad-based market indices. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information online at www.principalfunds.com or by calling 1-800-222-5852.

The Fund commenced operations after succeeding to the operations of another fund on January 12, 2007. Performance for periods prior to that date is based on the performance of the predecessor fund which commenced operations November 1, 1993. The predecessor fund’s performance between 1996 and 2005 benefited from the agreement of Edge and its affiliates to limit the Fund’s expenses.

Total Returns as of December 31 each year (Class A shares)

Highest return for a quarter during the period of the bar chart above:	Q2 ‘09	3.96%
Lowest return for a quarter during the period of the bar chart above:	Q4 ‘08	-1.87%

Average Annual Total Returns

For the periods ended December 31, 2009		1 Year	5 Years	10 Years
Class A Return Before Taxes		8.42%	3.43%	4.43%
Class A Return After Taxes on Distributions		7.10%	2.09%	2.85%
Class A Return After Taxes on Distribution and Sale of Fund Shares		5.44%	2.13%	2.83%
Class C Return Before Taxes		8.95%	3.11%	3.88%
Citigroup Broad Investment-Grade Credit 1-3 Years (reflects no deduction for fees, expenses, or
taxes)		11.04%	4.73%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and would be different for Class C shares.

Management

Investment Advisor: Principal Management Corporation

Sub-Advisor(s) and Portfolio Manager(s):
Edge Asset Management, Inc.
• Scott J. Peterson (since 2010), Portfolio Manager

For Important Information About:
• purchase and sales of Fund shares, please turn to “Purchase of Fund Shares” and “Redemption of Fund Shares”
at pages 223 and 224, respectively of the Prospectus;

• taxes, please turn to “Tax Considerations” at page 228 of the Prospectus; and

• financial intermediary compensation, please turn to “Distribution Plans and Intermediary Compensation” at page
229 of the Prospectus.

PURCHASE OF FUND SHARES

Shares of the Funds are generally purchased through persons employed by or affiliated with broker/dealer firms (“‘Financial Professionals”). Financial Professionals may establish shareholder accounts according to their procedures or they may establish shareholder accounts directly with the Fund by visiting www.PrincipalFunds.com to obtain the appropriate forms.

An investment in the Fund may be held in various types of accounts, including individual, joint ownership, trust, and business accounts. The Fund also offers a range of custodial accounts for those who wish to invest for retirement and/ or education expenses. Prospective shareholders should consult with their Financial Professional prior to making decisions about the account and type of investment that are appropriate for them. The Fund reserves the right to refuse any order for the purchase of shares, including those by exchange. Principal may recommend to the Board, and the Board may elect, to close certain funds to new investors or close certain funds to new and existing investors.

Payments are to be made via personal or financial institution check (for example, a bank or cashier's check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, starter checks, money orders, travelers' checks, credit card checks, and foreign checks.

To eliminate the need for safekeeping, Principal Funds will not issue certificates for shares.

Making an Investment

Principal Funds has a minimum initial investment amount of $1,000 and a minimum subsequent investment amount of $100. Initial and subsequent investment minimums apply on a per-fund basis for each Fund or Portfolio in which a shareholder invests.

Shareholders must meet the minimum initial investment amount of $1,000 unless an Automatic Investment Plan (“‘AIP”) is established. With an AIP, the minimum initial investment is $100. Accounts or automatic payroll deduction plans established with an AIP that do not meet the minimum initial investment must maintain subsequent automatic investments that total at least $1,200 annually. Minimums may be waived on accounts set up for: certain employee benefit plans; retirement plans qualified under Internal Revenue Code Section 401(a); payroll deduction plans submitting contributions in an electronic format devised and/or approved by the Fund; and purchases through an omnibus account with a broker-dealer, investment advisor, or other financial institution.

Payment. Payment for Fund shares is generally made via personal check or cashiers check. We consider your purchase of Fund shares by check to be your authorization to make an automated clearing house (“ACH”) debit entry to your account. Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days.

The Funds may, in their discretion and under certain limited circumstances, accept securities as payment for Fund shares at the applicable net asset value (“‘NAV”). For federal income tax purposes, a purchase of shares with securities will be treated as a sale or exchange of such securities on which the investor will generally realize a taxable gain or loss. Each Fund will value securities used to purchase its shares using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Your Financial Professional can help you buy shares of the Funds by mail, through bank wire, direct deposit, or AIP. No wires are accepted on days when the NYSE is closed or when the Federal Reserve is closed (because the bank that would receive your wire is closed). Contact information for the Fund is as follows:

Mailing Addresses:

Regular Mail	Overnight Mail
Principal Funds	Principal Funds
P.O. Box 8024	30 Dan Road
Boston, MA 02266-8024	Canton, MA 02021-2809

Customer Service

You may speak with a Client Relations Specialist by calling 1-800-222-5852, between 7:00 a.m. and 7:00 p.m. Central Time.

Wire Instructions: To obtain ACH or wire instructions, please contact a Client Relations Specialist.

Direct Deposit

Your Financial Professional can help you make a Direct Deposit from your paycheck (if your employer approves) or from a government allotment. Direct Deposit allows you to deposit automatically all or part of your paycheck (or government allotment) to your Principal Funds account(s). You can request a Direct Deposit Authorization Form to give to your employer or the governmental agency (either of which may charge a fee for this service). Shares will be purchased on the day the ACH notification is received by the transfer agent’s bank. On days when the NYSE is closed, but the bank receiving the ACH notification is open, your purchase will be priced at the next calculated share price.

Automatic Investment Plan (“AIP”)

Your Financial Professional can help you establish an AIP. You may make regular monthly investments with automatic deductions from your bank or other financial institution account. You select the day of the month the deduction is to be made. If that date is a non-trading day, we will process the deduction on the next trading day. If the next trading day falls in the next month or year, we will process the deduction on the day prior to your selected day. The minimum initial investment is waived if you set up an AIP when you open your account. Minimum monthly purchase is $100 per Fund.

NOTE:	No salesperson, dealer or other person is authorized to give information or make representations about a
Fund other than those contained in this Prospectus. Information or representations not contained in this prospectus may not be relied upon as having been provided or made by Principal Funds, a Fund, Principal, any Sub-Advisor, or PFD.

REDEMPTION OF FUND SHARES

After you place a sell order in proper form, which must be received at the transaction processing center in Canton,
Massachusetts, shares are sold using the next share price calculated. The amount you receive will be reduced by any applicable CDSC or excessive trading fee. There is no additional charge for a sale of shares however; you will be charged a $10 wire fee if you have the sale proceeds wired to your bank. Generally, the sale proceeds are sent out on the next business day* after the sell order has been placed. It may take additional business days for your financial institution to post this payment to your account at that financial institution. At your request, the check will be sent overnight (a $15 overnight fee will be deducted from your account unless other arrangements are made). Shares purchased by check may be sold only after the check has cleared your bank, which may take up to 7 calendar days. A sell order from one owner is binding on all joint owners.
* a day when the NYSE is open for normal business

Distributions from IRA, SEP, SIMPLE, 403(b) and SAR-SEP accounts may be taken as:
• lump sum of the entire interest in the account,
• partial interest in the account, or
• periodic payments of either a fixed amount or an amount based on certain life expectancy calculations.
Tax penalties may apply to distributions before the participant reaches age 59 1/2.

Sale of shares may create a gain or a loss for federal (and state) income tax purposes. You should maintain accurate records for use in preparing your income tax returns.

Generally, sales proceeds checks are:

  payable to all owners on the account (as shown in the account registration) and mailed to the address on the account (if not changed within last 15 days) or previously authorized bank account.

For other payment arrangements, please call Principal Funds. You should also call Principal Funds for special instructions that may apply to sales from accounts:

  when an owner has died
  for certain employee benefit plans; or
  owned by corporations, partnerships, agents, or fiduciaries.

Payment for shares sold is generally sent the business day after the sell order is received. Under unusual circumstances, Principal Funds may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

Within 60 calendar days after the sale of shares, you may reinvest the amount of the sale proceeds into any Principal Funds Class A shares without a sales charge if the shares that were sold were Class A shares, or were Class B shares on which a CDSC was paid or on which the CDSC was waived in connection with a Required Minimum Distribution, involuntary redemption, or due to the death of the shareholder. Within 60 calendar days after the sale of Class C shares, any amount of the sale proceeds that you reinvest will be reinvested in Class C shares; shares purchased by redemption proceeds are not subject to the twelve month CDSC. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.

The transaction is considered a sale for federal (and state) income tax purposes even if the proceeds are reinvested. If a loss is realized on the sale, the reinvestment may be subject to the “wash sale” rules resulting in the postponement of the recognition of the loss for tax purposes.

Distributions in Kind. Payment for shares of the Funds tendered for redemption is ordinarily made by check. However, the Funds may determine that it would be detrimental to the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash. Under certain circumstances, therefore, each of the Funds may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund’s portfolio in lieu of cash. If a Fund pays the redemption proceeds in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. Each Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities as described in this prospectus.

Sell shares by mail

Send a letter or distribution form (call us for the form) which is signed by the owner/owners of the account to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. Specify the Fund(s) and account number.
Specify the number of shares or the dollar amount to be sold.
A Medallion Signature Guarantee* will be required if the:
sell order is for more than $100,000;
check is being sent to an address other than the account address;
wire or ACH is being sent to a shareholder's U.S. bank account not previously authorized or the request does not include a voided check or deposit slip indicating a common owner between the bank account and mutual fund account;
account address has been changed within 15 days of the sell order; or
check is payable to a party other than the account shareholder(s), Principal Life, or a retirement plan trustee or custodian that has agreed in writing to accept a transfer of assets from the Fund.
* If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm. A signature guaranteed by a notary public or savings bank is not acceptable.

Sell shares in amounts of $100,000 or less by telephone

  The request may be made by a shareholder or by the shareholder’s Financial Professional.
  The combined amount requested from all funds to which the redemption request relates is $100,000 or less.
  The address on the account must not have been changed within the last 15 days and telephone privileges must apply to the account from which the shares are being sold.
  If our phone lines are busy, you may need to send in a written sell order.
  To sell shares the same day, the order must be received in good order before the close of normal trading on the NYSE (generally 3:00 p.m. Central Time).
  Telephone redemption privileges are NOT available for Principal Funds 403(b) plans and certain employer sponsored benefit plans.
  If previously authorized, wire or ACH can be sent to a shareholder’s U.S. bank account.

Sell shares by checkwriting (Class A shares of Money Market Fund only)

  Checkwriting must be elected on initial application or by written request to Principal Funds. Such election continues in effect until the Fund receives written notice revoking or changing the election.
  The Fund can only sell shares after your check making the Fund investment has cleared your bank.
  Checks must be written for at least $250. The Fund reserves the right to increase the minimum check amount.
  The rules of the bank on which the checks are drawn concerning checking accounts apply.
  If the account does not have sufficient funds to cover the check, it is marked “Insufficient Funds” and returned (the Fund may revoke checkwriting on accounts on which “Insufficient Funds” checks are drawn).
  Accounts may not be closed by withdrawal check (accounts continue to earn dividends until checks clear and the exact value of the account is not known until the check is received by the bank).
  Checkwriting is available only for non-qualified accounts.
  Neither the Fund, the bank nor Principal shall incur any liability for honoring the checks, selling shares to pay checks, or for returning checks unpaid.
  Checkwriting may be converted to a point-of-purchase debit from your account. This only applies if such service is available at the business with which you are doing business.

Systematic withdrawal plans

You may set up a systematic withdrawal plan on a monthly, quarterly, semiannual, or annual basis to:

  sell enough shares to provide a fixed amount of money ($100 minimum amount; the required minimum is waived to the extent necessary to meet the required minimum distribution as defined by the Internal Revenue Code), pay insurance or annuity premiums or deposits to Principal Life (call us for details), and provide an easy method of making monthly installment payments (if the service is available from your creditor who must supply the necessary forms).

You can set up a systematic withdrawal plan by:

  completing the applicable section of the application, or
  sending us your written instructions, or
  completing a Systematic Withdrawal Plan Request form (available on www.PrincipalFunds.com), or calling us if you have telephone privileges on the account (telephone privileges may not be available for all types of accounts).

Your systematic withdrawal plan continues until:

  you instruct us to stop or
  your Fund account balance is zero.

When you set up the withdrawal plan, you select which day you want the sale made (if none is selected, the sale will be made on the 15th of the month). If the selected date is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us. Sales made under your systematic withdrawal plan will reduce and may eventually exhaust your account.

The Fund from which the systematic withdrawal is made makes no recommendation as to either the number of shares or the fixed amount that you withdraw.

Excessive Trading fee (other than Money Market Fund). An excessive trading fee may apply to redemptions made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in the “Frequent Purchases and Redemption” section.

EXCHANGE OF FUND SHARES

Your shares in the Funds may be exchanged without a sales charge or CDSC for the same class of any other Principal Funds (except Money Market). The Fund reserves the right to revise or terminate the exchange privilege at any time. Notice will be provided to shareholders of any such change, to the extent required by law.

Exchanges from Money Market Fund

Class A shares of Money Market Fund may be exchanged into:

Class A shares of other Funds.
If Money Market Fund shares were acquired by direct purchase, a sales charge will be imposed on the exchange into other Class A shares.
If Money Market Fund shares were acquired by (1) exchange from other Funds, (2) conversion of Class B shares, or (3) reinvestment of dividends earned on Class A shares that were acquired through exchange, no sales charge will be imposed on the exchange into other Class A shares.
Class B or Class C shares of other Funds – subject to the applicable CDSC.

You may exchange shares by:

  sending a written request to Principal Funds, P.O. Box 8024, Boston, MA 02266-8024,
  via the Internet at www.PrincipalFunds.com, or
  calling us, if you have telephone privileges on the account.

Automatic Exchange Election

This election authorizes an exchange from one fund of Principal Funds to another on a monthly, quarterly, semiannual or annual basis. You can set up an automatic exchange by:

  completing the Automatic Exchange Election section of the application, calling us if telephone privileges apply to the account from which the exchange is to be made, or sending us your written instructions.
  completing an Automatic Exchange Election form (available on www.principalfunds.com)

Your automatic exchange continues until:

  you instruct us to stop by calling us if telephone privileges apply to the account or by sending us your written instructions; or
  your Fund account balance is zero.

You may specify the day of the exchange (if none is selected, the exchange will be made on the 15th of the month). If the selected day is not a trading day, the sale will take place on the preceding trading day (if that day falls in the month or year prior to your selected date, the transaction will take place on the next trading day after your selected date). If telephone privileges apply to the account, you may change the date or amount by telephoning us.

General

  An exchange by any joint owner is binding on all joint owners.
  If you do not have an existing account in the Fund to which the exchange is being made, a new account is established. The new account has the same owner(s), dividend and capital gain options and dealer of record as the account from which the shares are being exchanged.
  All exchanges are subject to the minimum investment and eligibility requirements of the Fund being acquired.
  You may acquire shares of a Fund only if its shares are legally offered in your state of residence.
  For an exchange to be effective the day we receive your instruction, we must receive the instruction in good order at our transaction processing center in Canton, Massachusetts before the close of normal trading on the NYSE
  (generally 3 p.m. Central Time).

When money is exchanged or transferred from one account registration or tax identification number to another, the account holder is relinquishing his or her rights to the money. Therefore exchanges and transfers can only be accepted by telephone if the exchange (transfer) is between:

  accounts with identical ownership,
  an account with a single owner to one with joint ownership if the owner of the single owner account is also an owner of the account with joint ownership, a single owner to a UTMA account if the owner of the single owner account is also the custodian on the UTMA account, or a single or jointly owned account to an IRA account to fund the yearly IRA contribution of the owner (or one of the owners in the case of a jointly owned account).

The exchange is treated as a sale of shares for federal (and state) income tax purposes and may result in a capital gain or loss. Income tax rules regarding the calculation of cost basis may make it undesirable in certain circumstances to exchange shares within 90 days of their purchase.

Fund shares used to fund an employee benefit plan may be exchanged only for shares of other Funds available to employee benefit plans. Such an exchange must be made by following the procedures provided in the employee benefit plan and the written service agreement.

Excessive Trading fee (other than Money Market Fund). An excessive trading fee may apply to exchanges made within 30 days of purchase as described in “Frequent Purchases and Redemptions.” If excessive trading is deemed to be occurring, additional restrictive actions may be taken, as described in “Frequent Purchases and Redemptions.”

TAX CONSIDERATIONS

Shareholders are responsible for federal income tax (and any other taxes, including state and local income taxes, if applicable) on dividends and capital gains distributions whether such dividends or distributions are paid in cash or reinvested in additional shares. Special tax rules apply to distributions from IRAs and other retirement accounts. You should consult a tax advisor to determine the suitability of the Fund as an investment by such a plan and the tax treatment of Fund distributions.

Generally, dividends paid by the Funds from interest, dividends, or net short-term capital gains will be taxed as ordinary income. Distributions properly designated by the Fund as deriving from net gains on securities held for more than one year are taxable as such (generally at a 15% tax rate), regardless of how long you have held your shares. For taxable years beginning before January 1, 2011, distributions of investment income properly designated by the Fund as derived from “qualified dividend income” will be taxed at the rates applicable to long-term capital gains.

Investments by a Fund in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased. Shareholders of the Funds that invest in foreign securities may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, the Fund’s investments in foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

Early in each calendar year, each Fund will notify you of the amount and tax status of distributions paid to you for the preceding year.

A dividend or distribution made shortly after the purchase of shares of a Fund by a shareholder, although in effect a return of capital to that shareholder, would be taxable to that shareholder as described above, subject to a holding period requirement for dividends designated as qualified dividend income.

Because of tax law requirements, you must provide the Funds with an accurate and certified taxpayer identification number (for individuals, generally a Social Security number) to avoid “back-up” withholding, which is currently imposed at a rate of 28%.

Any gain resulting from the sale, redemption, or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state, and local taxes.

Investments by a Fund in certain debt instruments or derivatives may cause the Fund to recognize taxable income in excess of the cash generated by such instruments. As a result, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements under the Internal Revenue Code. The Fund’s use of derivatives will also affect the amount, timing, and character of the Fund’s distributions.

The information contained in this prospectus is not a complete description of the federal, state, local, or foreign tax consequences of investing in the Fund. You should consult your tax advisor before investing in the Fund.

DISTRIBUTION PLANS AND INTERMEDIARY COMPENSATION

Distribution and/or Service (12b-1) Fees

Principal Funds Distributor, Inc. ("PFD" or the "Distributor") is the distributor for the Class A, Class B, and Class C shares of Principal Funds, Inc. PFD is an affiliate of Principal Life Insurance Company and with it is a subsidiary of Principal Financial Group, Inc. and member of the Principal Financial Group®.

Principal Funds has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act for each of the Class A, Class B, and Class C shares of Principal Funds. Under the 12b-1 Plans, except as noted below, each Fund makes payments from its assets attributable to the particular share class to the Fund's Distributor for distribution-related expenses and for providing services to shareholders of that share class. Payments under the 12b-1 plans are made by the Funds to the Distributor pursuant to the 12b-1 plans regardless of the expenses incurred by the Distributor. When the Distributor receives Rule 12b-1 fees, it may pay some or all of them to intermediaries whose customers are shareholders of the funds for sales support services and for providing services to shareholders of that share class. Intermediaries may include, among others, broker-dealers, registered investment advisors, banks, trust companies, pension plan consultants, retirement plan administrators, and insurance companies. Because Rule 12b-1 fees are paid out of Fund assets and are ongoing fees, over time they will increase the cost of your investment in the Funds and may cost you more than other types of sales charges.

The maximum annual Rule 12b-1 fee for distribution related expenses and/or for providing services to shareholders under each 12b-1 plan (as a percentage of average daily net assets) is:

Share Class	Maximum Annualized Rate 12b-1 Fee
Class A(1)	0.25% (0.15% for LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income Funds)
Class B	1.00%
Class C	1.00%

(1) Class A shares of the Money Market Fund are not subject to Rule 12b-1 fees.

Generally, to receive service fees from the Distributor, dealers or other intermediaries must be the dealer of record for shares with average daily net assets of at least $100,000. Generally, Class A shares must be held for three months before these fees are paid. In the case of Class B and C shares, generally these fees are not paid until such shares have been held for twelve months.

The Distributor generally uses Rule 12b-1 fees to finance any activity that is primarily intended to result in the sale of shares and for providing services to shareholders of the share class. In addition to shareholder services, examples of such distribution related expenses include compensation to salespeople, including ongoing commissions payments for class C shares, and selected dealers (including financing the commission paid to the dealer at the time of the sale), printing of prospectuses and statements of additional information and reports for other than existing shareholders, and preparing and conducting sales seminars.

Payments under the 12b-1 plans will not automatically terminate for funds or share classes that are closed to new investors or to additional purchases by existing shareholders of such funds and share classes. The fund Board will determine whether to terminate, modify, or leave unchanged the 12b-1 plans if the Board directs the closure of a fund.

Commissions, Finders' Fees, and Ongoing Payments

In the case of Class A shares, all or a portion of the initial sales charge that you pay may be paid by the Distributor to intermediaries selling Class A shares. The Distributor may pay these intermediaries a finders' fee of up to 1.00% on purchases of $1,000,000 or more (or $500,000 or more depending on the Fund purchased), excluding purchases by qualified retirement plans in omnibus accounts which are not subject to initial sales charges. See immediately below for details. See "Choosing a Share Class" for more details. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of up to 0.25% of average net assets attributable to your investment in Class A shares.

The Distributor may pay intermediaries a finders' fee on initial investments by qualified retirement plans in omnibus accounts, which are not subject to initial sales charges, provided the selling intermediary notifies the Distributor within 90 days of the initial purchase that the transaction is eligible for the payment of a finders' fee. The finders' fee on initial investments of $500,000 to $3,000,000 may be in an amount of up to 1% of the initial purchase. Initial investments by qualified retirement plans in omnibus accounts over $3,000,000 may be eligible for a finders' fee in accordance with the schedule determined by the Distributor but shall not be paid a fee greater than 1.00% of the initial amount. Initial investments include transfers, rollovers and other lump sum purchases, excluding ongoing systematic investments, made within 90 days of the initial funding of the account. The dealer shall, upon request by the Distributor provided within 90 days of the triggering event, refund the finders' fee to the Distributor if assets are liquidated within 12 months of the initial purchase or trading restrictions are placed on the account in accordance with the Funds' frequent trading policy.

In the case of Class B shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 4.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for services provided to you at an annual rate of 0.25% of average net assets attributable to your investment in Class B shares.

In the case of Class C shares, the Distributor will pay, at the time of your purchase, a commission to your intermediary in an amount equal to 1.00% of your investment. Additionally, as noted above, the Distributor generally makes ongoing payments to your intermediary for distribution and services provided to you at an annual rate of 1.00% of average net assets attributable to your investment in Class C shares.

Additional Payments to Intermediaries

In addition to, rather than in lieu of, payments for distribution-related expenses and for providing services to shareholders pursuant to 12b-1 plans and fees the Fund pays to its transfer agent, the transfer agent or one of its affiliates, on behalf of a Fund, may enter into agreements with intermediaries pursuant to which the Fund will pay an intermediary for administrative, networking, recordkeeping, sub-transfer agency and/or shareholder services. These payments are generally based on either (1) a percentage of the average daily net assets of Fund shares serviced by an intermediary and/or (2) a fixed dollar amount for each account serviced by an intermediary.

The Fund will pay, or reimburse Principal or its affiliates for, such fees payable to intermediaries. In addition, Principal or its affiliates may pay out of their past profits or other resources amounts to intermediaries that support the sale of shares of the Fund or provide services to Fund shareholders. The amount of these payments may create an incentive for the intermediary or its Financial Professionals to recommend or sell shares of the Fund to you.

These additional payments are negotiated and may be based on such factors as the number or value of shares the intermediary sells or may sell; the value of client assets invested; the number of client accounts; or the type and nature of services or support furnished by the intermediary. These payments may be in addition to payments of Rule 12b-1 fees and/or other payments listed above made by a Fund. In connection with these payments, the intermediary may elevate the prominence or profile of the Fund within the intermediary's organization by, for example, placement on a list of preferred or recommended funds, and/or granting the Distributor preferential or enhanced opportunities to promote the funds in various ways with in the intermediary's organization. The amounts paid to intermediaries vary by share class and by fund.

For more information, see the Statement of Additional Information (SAI).

Although the additional payments made to an intermediary in any given year may vary, such payments will generally not exceed (a) 0.25% of the current year's sales of Fund shares by that intermediary and/or (b) 0.25% of average daily net assets of Fund shares serviced by that intermediary over the year.

APF Fees

Principal also offers revenue sharing payments related to SAM Portfolio shares purchased prior to March 1, 2006, referred to as "Advisor Paid Fees," to all intermediaries with active selling agreements with the Distributor. The Advisor Paid Fees are paid at an annual rate of up to 0.50% of the average net assets of Class A shares of the Portfolios serviced by such intermediaries and an annual rate of up to 0.125% of the average net assets of Class C shares purchased prior to March 1, 2006, of the Portfolios serviced by such intermediaries. These payments are made from Principal's profits and may be passed on to your Financial Professional at the discretion of his or her intermediary firm. These payments may have created an incentive for the intermediaries and/or Financial Professionals to recommend or offer shares of the Portfolios over other investment alternatives.

Expense Reimbursement

Additionally, the Distributor and its affiliates will, in some cases, provide payments to reimburse directly or indirectly the costs incurred by intermediaries and their associated Financial Professionals in connection with educational seminars and training and marketing efforts related to the Funds for the intermediaries' employees and representatives and/or their clients and potential clients. The costs and expenses associated with these efforts may include travel, lodging, entertainment, and meals. The Distributor will also, in some cases, provide payment or reimbursement for expenses associated with qualifying dealers' conferences, transactions ("ticket") charges, and general marketing expenses.

Additional Information

If one mutual fund sponsor makes greater payments than another, your Financial Professional and his or her intermediary may have an incentive to recommend one fund complex over another. Similarly, if your Financial Professional or his or her intermediary receives more distribution assistance for one fund or share class versus another, then they may have an incentive to recommend that fund or share class.

Financial Professionals who deal with investors on an individual basis are typically associated with an intermediary. Financial Professionals may receive some or all of the amounts paid to the intermediary with which he or she is associated. You can ask your Financial Professional for information about any payments he or she or the intermediary receives from the Distributor, its affiliates or the Fund and any services provided.

Please speak with your Financial Professional to learn more about the total amounts paid to your Financial Professional and his or her intermediary by the Funds, the Distributor and its affiliates, and by sponsors of other mutual funds he or she may recommend to you. You should also carefully review disclosures made by your Financial Professional at the time of purchase.

Your intermediary may charge fees and commissions, including processing fees, in addition to those described in this prospectus. The amount and applicability of any such fee is determined and disclosed separately by the intermediary. You should ask your Financial Professional for information about any fees and/or commissions that are charged.

THE COSTS OF INVESTING

Fees and Expenses of the Funds

This section describes the fees and expenses you may pay if you invest in Class A, B, or C shares of a Fund. You may pay both one-time fees and ongoing fees. The table below shows the one-time fees you may pay directly if you invest in a Fund. The ongoing fees are the operating expenses of a Fund, which are described in a table provided with the description of each Fund. The ongoing operating expenses include fees paid to a Fund’s manager, underwriter and others who provide services to the Fund. These expenses reduce the value of each share you own.

Fees and expenses are important because they lower your earnings. However, low costs do not guarantee higher earnings. For example, a fund with no front-end sales charge may have higher ongoing expenses than a fund with such a sales charge. Before investing, you should be sure you understand the nature of different costs. Your Financial Professional can help you with this process. An example of the impact of both the one-time and ongoing fees on an investment in a Fund is also provided with the description of each Fund.

You may obtain more information about sales charge reductions and waivers through a link on the Fund’s website at www.PrincipalFunds.com, from the SAI, or from your Financial Professional.

One-time Fees

• You may pay a one-time sales charge for each purchase (Class A shares) or redemption (Class B or Class C shares).
• Class A shares may be purchased at a price equal to the share price plus an initial sales charge. Investments of
$1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Global Diversified Income,
Government & High Quality Bond, High Yield, Income, Inflation Protection, Preferred Securities, Principal
Lifetime Strategic Income, Short-Term Bond, Short-Term Income, Tax-Exempt Bond Funds and the SAM
Flexible Income Portfolio) or more of Class A shares are sold without an initial sales charge but may be subject to a contingent deferred sales charge (CDSC) at the time of redemption.
• Class B and Class C shares have no initial sales charge but may be subject to a CDSC. If you sell (redeem)
shares and the CDSC is imposed, it will reduce the amount of sales proceeds.
• An excessive trading fee of 1.00% is charged on redemptions or exchanges of a Fund’s Class A, Class B, and
Class C shares of $30,000, or more if the shares were purchased within 30 days of the redemption or exchange.
The fee does not apply to redemptions made: through an Automatic Exchange Election or a Systematic Withdrawal
Plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); or to satisfy minimum distribution rules imposed by the Internal Revenue Code. The fee is calculated as a percentage of market value of the shares redeemed or exchanged at the time of redemption or exchange (without regard to the effect of any
CDSC that may apply). The excessive trading fee does not apply to shares redeemed/exchanged from the Money
Market Fund.

Ongoing Fees

Ongoing fees reduce the value of each share. Because they are ongoing, they increase the cost of investing in the Funds.

Each Principal LifeTime Fund and SAM Portfolio, as a shareholder in the underlying fund, bears its pro rata share of the operating expenses incurred by each underlying fund. The investment return of each Principal LifeTime Fund and SAM Portfolio is net of the underlying funds’ operating expenses.

Each of the Funds pays ongoing fees to Principal and others who provide services to the Fund. These fees include:

• Management Fee—Through the Management Agreement with the Fund, Principal has agreed to provide investment advisory services and corporate administrative services to the Funds.
• Distribution Fee—Each of the Funds has adopted a distribution plan under Rule 12b-1 of the Investment Company
Act of 1940 for its Class A (except the Money Market Fund), Class B, and Class C shares. Under the plan, Class A,
Class B, and Class C shares of each Fund pay a distribution fee based on the average daily net asset value (NAV)
of the Fund. These fees pay distribution and other expenses for sale of Fund shares and for services provided to shareholders. Because they are ongoing fees, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

• Transfer Agent Fee—Principal Shareholder Services, Inc. (“PSS”) has entered into a Transfer Agency Agreement with the Fund under which PSS provides transfer agent services to the Class A, Class B, and Class C shares of the
Fund. These services are currently provided at cost.
• Acquired Fund Fees and Expenses - fees and expenses charged by other investment companies in which a Fund invests a portion of its assets.

Class A, Class B, and Class C shares of the Funds also pay expenses of registering and qualifying shares for sale, the cost of producing and distributing reports and prospectuses to Class A, Class B, and Class C shareholders, the cost of shareholder meetings held solely for Class A, Class B, and Class C shares, and other operating expenses of the Fund.

The table below describes the one-time fees that you may pay directly if you buy or redeem shares of a Fund.

Shareholder Fees
(fees paid directly from your investment)

	Class A	Class B	Class C
Maximum sales charge imposed on purchases
(as a % of offering price)
All Equity Funds, except LargeCap S&P 500 Index Fund	5.50%(1)	None	None
Global Diversified Income Fund	3.75%(1)	N/A	None
Bond & Mortgage Securities, California Municipal, High Yield, Inflation Protection, Preferred
Securities, Principal LifeTime Strategic Income, and Tax-Exempt Bond Funds, and SAM Flexible
Income Portfolio	3.75%(1)	None	None
Short-Term Bond and Short-Term Income Funds	2.25%(1)	N/A	None
Government & High Quality Bond and Income Funds	2.25%(1)	None	None
LargeCap S&P 500 Index Fund	1.50%(1)	N/A	None
Money Market Fund	None	None	None
Maximum Contingent Deferred Sales Charge (CDSC)
(as a % of dollars subject to charge)
All Funds except LargeCap S&P 500 Index Fund	1.00%(2)	5.00%(4)	1.00%(5)
LargeCap S&P 500 Index Fund	0.25%(2)	N/A	1.00%(5)
Redemption or Exchange Fee
(as a % of amount redeemed/exchanged)
All Funds except Money Market Fund	1.00%(3)	1.00%(3)	1.00%(3)
Money Market Fund	None	None	None

(1)	Sales charges are reduced or eliminated for purchases of $50,000 ($100,000 for the Bond & Mortgage Securities, California Municipal, Global
Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic
Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more. See "Front-end sales charge - Class A shares."
(2)	A contingent deferred sales charge applies on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the
Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and
the SAM Flexible Income Portfolio) or more made without a sales charge. There is no CDSC on Class A shares of the Money Market Fund that are directly purchased by the shareholder. Class A shares of the Money Market Fund that are obtained through an exchange of another Fund's shares are generally subject to a CDSC of 1.00% on certain redemptions made within 12 months following purchases of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and
the SAM Flexible Income Portfolio) or more made without a sales charge.
(3)	Excessive trading fees are charged when $30,000 or more of shares are redeemed or exchanged from one Fund to another Fund within 30 days after they are purchased.
(4)	Contingent deferred sales charges are reduced after 24 months and eliminated after 5 years.
(5)	A contingent deferred sales charge applies on certain redemptions made within 12 months.

CERTAIN INVESTMENT STRATEGIES AND RELATED RISKS

Each Fund’s investment objective is described in the summary description of each Fund. The Board of Directors may change a Fund’s objective or the investment strategies without a shareholder vote if it determines such a change is in the best interests of the Fund. If there is a material change to the Fund’s investment objective or investment strategies, you should consider whether the Fund remains an appropriate investment for you. There is no guarantee that a Fund will meet its objective.

Each Fund is designed to be a portion of an investor's portfolio. None of the Funds is intended to be a complete investment program. Investors should consider the risks of each Fund before making an investment and be prepared to maintain the investment during periods of adverse market conditions. Each Fund is subject to Underlying Fund Risk to the extent that a fund of funds invests in the Fund. It is possible to lose money by investing in the Funds.

The information in the remainder of this section does not apply directly to the Principal LifeTime Funds or the Strategic Asset Management (“SAM”) Portfolios, except to the extent the Principal LifeTime Funds or SAM Portfolios invest in securities other than shares of the Underlying Funds. The Statement of Additional Information (SAI) contains additional information about investment strategies and their related risks.

Securities and Investment Practices

Market Volatility. The value of a fund’s portfolio securities may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the fund’s investments are concentrated in certain sectors, its performance could be worse than the overall market. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. It is possible to lose money when investing in the fund.

Equity Securities. Equity securities include common stocks, preferred stocks, convertible securities, depositary receipts, rights, (a right is an offering of common stock to investors who currently own shares which entitle them to buy subsequent issues at a discount from the offering price), and warrants (a warrant is a certificate granting its owner the right to purchase securities from the issuer at a specified price, normally higher than the current market price). Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. The value of a company’s stock may fall as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Stocks of smaller companies may be more vulnerable to adverse developments than those of larger companies.

Fixed-Income Securities. Fixed-income securities include bonds and other debt instruments that are used by issuers to borrow money from investors (some examples include investment grade corporate bonds, mortgage-backed securities, U.S. government securities and asset-backed securities). The issuer generally pays the investor a fixed, variable or floating rate of interest. The amount borrowed must be repaid at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Interest Rate Changes. Fixed-income securities are sensitive to changes in interest rates. In general, fixed-income security prices rise when interest rates fall and fall when interest rates rise. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes. If interest rates fall, issuers of callable bonds may call (repay) securities with high interest rates before their maturity dates; this is known as call risk. In this case, a fund would likely reinvest the proceeds from these securities at lower interest rates, resulting in a decline in the fund's income.

Credit Risk. Fixed-income security prices are also affected by the credit quality of the issuer. Investment grade debt securities are medium and high quality securities. Some bonds, such as lower grade or “junk” bonds, may have speculative characteristics and may be particularly sensitive to economic conditions and the financial condition of the issuers.

Counterparty Risk. Each of the Funds is subject to the risk that the issuer or guarantor of a fixed-income security or other obligation, the counterparty to a derivatives contract or repurchase agreement, or the borrower of a portfolio’s securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

Management Risk

The Funds (except the Funds with "Index" in the name) are actively managed and prepared to invest in securities, sectors, or industries differently from the benchmark. For all Funds, if a sub-advisor's investment strategies do not perform as expected, the Fund could underperform other funds with similar investment objectives or lose money.

Liquidity Risk

A fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the fund’s ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Repurchase Agreements

Although not a principal investment strategy, each of the Funds may invest a portion of its assets in repurchase agreements. Repurchase agreements typically involve the purchase of debt securities from a financial institution such as a bank, savings and loan association, or broker-dealer. A repurchase agreement provides that the Fund sells back to the seller and that the seller repurchases the underlying securities at a specified price on a specific date. Repurchase agreements may be viewed as loans by a Fund collateralized by the underlying securities. This arrangement results in a fixed rate of return that is not subject to market fluctuation while the Fund holds the security. In the event of a default or bankruptcy by a selling financial institution, the affected Fund bears a risk of loss. To minimize such risks, the Fund enters into repurchase agreements only with parties a Sub-Advisor deems creditworthy (those that are large, well-capitalized and well-established financial institutions). In addition, the value of the securities collateralizing the repurchase agreement is, and during the entire term of the repurchase agreement remains, at least equal to the repurchase price, including accrued interest.

Bank Loans (also known as Senior Floating Rate Interests)

Some of the funds invest in bank loans. Bank loans hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral, and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Bank loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the bank loan. Bank loans are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Bank loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.

Bank loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur.

Real Estate Investment Trusts

The Funds, except the Money Market Fund, may invest in real estate investment trust securities, herein referred to as “REITs.” In addition, the Global Diversified Income, Global Real Estate Securities, and Real Estate Securities typically invest a significant portion of their net assets in REITs. REITs involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. As an investor in a REIT, the Fund will be subject to the REIT’s expenses, including management fees, and will remain subject to the Fund’s advisory fees with respect to the assets so invested. REITs are also subject to the possibilities of failing to qualify for the special tax treatment accorded REITs under the Internal Revenue Code, and failing to maintain their exemptions from registration under the 1940 Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.

High Yield Securities

The Bond & Mortgage Securities, Short-Term Income, Equity Income, Global Diversified Income, High Yield, Income, Inflation Protection, Principal Capital Appreciation, Short-Term Bond, and Tax-Exempt Bond Funds may invest in debt securities rated at the time of purchase BB+ or lower by S&P or Ba1 or lower by Moody’s or, if not rated, determined to be of equivalent quality by the Sub-Advisor. Such securities are sometimes referred to as high yield or “junk bonds” and are considered speculative. Each of the Principal LifeTime Funds and Strategic Asset Management Portfolios may invest in underlying funds that may invest in such securities.

Investment in high yield bonds involves special risks in addition to the risks associated with investment in highly rated debt securities. High yield bonds may be regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Moreover, such securities may, under certain circumstances, be less liquid than higher rated debt securities.

Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities. The ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield bonds, be more dependent on such credit analysis than would be the case if the Fund were investing in higher quality bonds.

High yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher-grade bonds. The prices of high yield bonds have been found to be less sensitive to interest rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. If the issuer of high yield bonds defaults, a Fund may incur additional expenses to seek recovery.

The secondary market on which high yield bonds are traded may be less liquid than the market for higher-grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield bond and could adversely affect and cause large fluctuations in the daily price of the Fund’s shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of high yield bonds, especially in a thinly traded market.

The use of credit ratings for evaluating high yield bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds. Also, credit rating agencies may fail to change credit ratings in a timely manner to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the security if the Sub-Advisor thinks it is in the best interest of shareholders.

Initial Public Offerings (“IPOs”)

Certain of the Funds may invest in IPOs. An IPO is a company’s first offering of stock to the public. IPO risk is that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. In addition, the market for IPO shares can be speculative and/or inactive for extended periods of time. The limited number of shares available for trading in some IPOs may make it more difficult for a Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing prices. Investors in IPO shares can be affected by substantial dilution in the value of their shares by sales of additional shares and by concentration of control in existing management and principal shareholders.

When a Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance. Because of the price volatility of IPO shares, a Fund may choose to hold IPO shares for a very short period of time. This may increase the turnover of the Fund’s portfolio and lead to increased expenses to the Fund, such as commissions and transaction costs. By selling IPO shares, the Fund may realize taxable gains it will subsequently distribute to shareholders.

Municipal Obligations and AMT-Subject Bonds

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. General obligation bonds are secured by the issuer’s pledge of its full faith and credit, with either limited or unlimited taxing power for the payment of principal and interest. Revenue bonds are not supported by the issuer’s full taxing authority. Generally, they are payable only from the revenues of a particular facility, a class of facilities, or the proceeds of another specific revenue source.

“AMT-subject bonds” are municipal obligations issued to finance certain “private activities,” such as bonds used to finance airports, housing projects, student loan programs, and water and sewer projects. Interest on AMT-subject bonds is an item of tax preference for purposes of the federal individual alternative minimum tax (“AMT”) and will also give rise to corporate alternative minimum taxes. See “Tax Considerations” for a discussion of the tax consequences of investing in the Funds.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect upon the ability of the Fund to purchase sufficient amounts of tax-exempt securities.

Derivatives

To the extent permitted by its investment objectives and policies, each of the Funds (except Money Market) may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices, or other financial indicators (reference indices).

Some derivatives, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivatives and many different ways to use them. Futures, forward contracts, and options are commonly used for traditional hedging purposes to attempt to protect a Fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities. The Funds may enter into put or call options, futures contracts, options on futures contracts, over-the-counter swap contracts (e.g., interest rate swaps, total return swaps and credit default swaps), currency futures contracts and options, options on currencies, and forward currency contracts for both hedging and non-hedging purposes. A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract. A Fund will not hedge currency exposure to an extent greater than the approximate aggregate market value of the securities held or to be purchased by the Fund (denominated or generally quoted or currently convertible into the currency). The Funds may enter into forward commitment agreements (not as a principal investment strategy), which call for the Fund to purchase or sell a security on a future date at a fixed price. Each of the Funds may also enter into contracts to sell its investments either on demand or at a specific interval.

Generally, no Fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the Fund or the reference currency relates to an eligible investment for the Fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates. If a Fund’s Sub-Advisor hedges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investment, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. The risks associated with derivative investments include:

  the risk that the underlying security, interest rate, market index, or other financial asset will not move in the direction the Sub-Advisor anticipated;
  the possibility that there may be no liquid secondary market which may make it difficult or impossible to close out a position when desired;
  the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment; and
  the possibility that the counterparty may fail to perform its obligations.

For currency contracts, there is also a risk of government action through exchange controls that would restrict the ability of the Fund to deliver or receive currency.

Exchange Traded Funds (ETFs)

These are a type of index or actively managed fund bought and sold on a securities exchange. An ETF trades like common stock. Shares in an index ETF represent an interest in a fixed portfolio of securities designed to track a particular market index. The Funds could purchase shares issued by an ETF to gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although ETFs have management fees that increase their costs. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the fund invests.

Convertible Securities

Convertible securities are fixed-income securities that a Fund has the right to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Funds treat convertible securities as both fixed-income and equity securities for purposes of investment policies and limitations because of their unique characteristics. The Funds may invest in convertible securities without regard to their ratings.

Preferred Securities

Preferred securities generally pay fixed rate dividends (though some are adjustable rate) and typically have “preference” over common stock in the payment of dividends and the liquidation of a company’s assets - preference means that a company must pay dividends on its preferred securities before paying any dividends on its common stock, and the claims of preferred securities holders are ahead of common stockholders’ claims on assets in a corporate liquidation. Holders of preferred securities usually have no right to vote for corporate directors or on other matters. The market value of preferred securities is sensitive to changes in interest rates as they are typically fixed income securities - the fixed-income payments are expected to be the primary source of long-term investment return. Preferred securities share many investment characteristics with bonds; therefore, the risks and potential rewards of investing in the Fund are more similar to those associated with a bond fund than a stock fund.

Foreign Investing

As a principal investment strategy, the Diversified International, Global Diversified Income, Global Real Estate Securities, International Emerging Markets, and International Growth Funds may each invest Fund assets in securities of foreign companies. The other Funds (except California Municipal, Government & High Quality Bond, and Tax-Exempt Bond) may invest in securities of foreign companies but not as a principal investment strategy. For the purpose of this restriction, foreign companies are:

  companies with their principal place of business or principal office outside the U.S. or companies for which the principal securities trading market is outside the U.S.

Foreign companies may not be subject to the same uniform accounting, auditing, and financial reporting practices as are required of U.S. companies. In addition, there may be less publicly available information about a foreign company than about a U.S. company. Securities of many foreign companies are less liquid and more volatile than securities of comparable U.S. companies. Commissions on foreign securities exchanges may be generally higher than those on U.S. exchanges.

Foreign markets also have different clearance and settlement procedures than those in U.S. markets. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct these transactions. Delays in settlement could result in temporary periods when a portion of Fund assets is not invested and earning no return. If a Fund is unable to make intended security purchases due to settlement problems, the Fund may miss attractive investment opportunities. In addition, a Fund may incur a loss as a result of a decline in the value of its portfolio if it is unable to sell a security.

With respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect a Fund’s investments in those countries. In addition, a Fund may also suffer losses due to nationalization, expropriation or differing accounting practices and treatments. Investments in foreign securities are subject to laws of the foreign country that may limit the amount and types of foreign investments. Changes of governments or of economic or monetary policies, in the U.S. or abroad, changes in dealings between nations, currency convertibility, or exchange rates could result in investment losses for a Fund. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial relative to the actual market values and may be unfavorable to Fund investors. To protect against future uncertainties in foreign currency exchange rates, the funds are authorized to enter into certain foreign currency exchange transactions.

Foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than is the case with many U.S. securities. Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the U.S. Though the Funds intend to acquire the securities of foreign issuers where there are public trading markets, economic or political turmoil in a country in which a Fund has a significant portion of its assets or deterioration of the relationship between the U.S. and a foreign country may negatively impact the liquidity of a Fund’s portfolio. A Fund may have difficulty meeting a large number of redemption requests. Furthermore, there may be difficulties in obtaining or enforcing judgments against foreign issuers.

A Fund may choose to invest in a foreign company by purchasing depositary receipts. Depositary receipts are certificates of ownership of shares in a foreign-based issuer held by a bank or other financial institution. They are alternatives to purchasing the underlying security but are subject to the risks of the foreign securities to which they relate.

Investments in companies of developing (also called “emerging”) countries are subject to higher risks than investments in companies in more developed countries. These risks include:

  increased social, political, and economic instability;
  a smaller market for these securities and low or nonexistent volume of trading that results in a lack of liquidity and in greater price volatility;
  lack of publicly available information, including reports of payments of dividends or interest on outstanding securities;
  foreign government policies that may restrict opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests;
  relatively new capital market structure or market-oriented economy;
  the possibility that recent favorable economic developments may be slowed or reversed by unanticipated political or social events in these countries;
  restrictions that may make it difficult or impossible for the Fund to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts; and
  possible losses through the holding of securities in domestic and foreign custodial banks and depositories.

In addition, many developing countries have experienced substantial and, in some periods, extremely high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of those countries.

Repatriation of investment income, capital, and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for repatriation.

Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade.

Small and Medium Capitalization Companies

The Funds may invest in securities of companies with small- or mid-sized market capitalizations. The Bond & Mortgage Securities, Disciplined LargeCap Blend, Global Diversified Income, High Yield, Income, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth, LargeCap Growth I, LargeCap Growth II, LargeCap S&P 500 Index, LargeCap Value, LargeCap Value III, Money Market, Preferred Securities, Real Estate Securities, Short-Term Bond, and Short-Term Income Funds may hold securities of small and medium capitalization companies but not as a principal investment strategy. Market capitalization is defined as total current market value of a company’s outstanding common stock. Investments in companies with smaller market capitalizations may involve greater risks and price volatility (wide, rapid fluctuations) than investments in larger, more mature companies. Small companies may be less significant within their industries and may be at a competitive disadvantage relative to their larger competitors. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

Smaller companies may be less mature than larger companies. At this earlier stage of development, the companies may have limited product lines, reduced market liquidity for their shares, limited financial resources, or less depth in management than larger or more established companies. Unseasoned issuers are companies with a record of less than three years continuous operation, including the operation of predecessors and parents. Unseasoned issuers by their nature have only a limited operating history that can be used for evaluating the company’s growth prospects. As a result, these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company’s management and less emphasis on fundamental valuation factors than would be the case for more mature growth companies.

Master Limited Partnerships

Certain Funds invest in master limited partnerships (“MLPs”). MLPs tend to pay relatively higher distributions than other types of companies. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs' level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors. The benefit derived from investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and the distributions received might be taxed entirely as dividend income.

Royalty Trusts

A royalty trust generally acquires an interest in natural resource or chemical companies and distributes the income it receives to its investors. A sustained decline in demand for natural resource and related products could adversely affect royalty trust revenues and cash flows. Such a decline could result from a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand. Rising interest rates could adversely impact the performance, and limit the capital appreciation, of royalty trusts because of the increased availability of alternative investments at more competitive yields. Fund shareholders will indirectly bear their proportionate share of the royalty trusts' expenses.

Fund of Funds and Underlying Funds

The performance and risks of each Principal LifeTime Fund and Strategic Asset Management (“SAM”) Portfolio directly corresponds to the performance and risks of the underlying funds in which the Fund or Portfolio invests. By investing in many underlying funds, the Principal LifeTime Funds and the SAM Portfolios have partial exposure to the risks of many different areas of the market. The more a Principal LifeTime Fund or SAM Portfolio allocates to stock funds, the greater the expected risk.

As of October 31, 2009, the Principal LifeTime Funds’ and SAM Portfolios’ assets were allocated among the underlying funds as identified in the tables below.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund
Bond & Mortgage Securities	16.3%	12.9%	7.4%	3.2%	1.1%	23.2%
Core Plus Bond I	11.5%	9.0%	5.1%	2.8%	1.2%	17.0%
Disciplined LargeCap Blend	8.2%	10.2%	11.6%	12.2%	11.7%	3.2%
Global Diversified Income	2.3%	—	—	—	—	5.9%
High Yield I	3.4%	5.5%	6.4%	6.2%	5.4%	1.5%
Inflation Protection	3.7%	—	—	—	—	12.4%
International Emerging Markets	2.3%	3.1%	3.9%	4.5%	4.5%	0.4%
International I	3.9%	5.3%	5.8%	6.7%	7.4%	1.6%
International Growth	3.9%	5.3%	5.8%	6.6%	7.2%	1.6%
International Value I	3.9%	5.3%	5.9%	6.8%	7.4%	1.6%
LargeCap Blend I	4.4%	5.4%	6.0%	6.4%	6.4%	1.8%
LargeCap Growth	3.5%	4.7%	5.5%	6.3%	7.1%	1.5%
LargeCap Growth I	4.1%	5.6%	6.8%	8.1%	8.4%	1.6%
LargeCap Value	2.3%	3.1%	3.7%	4.5%	5.1%	0.8%
LargeCap Value I	2.3%	3.2%	3.8%	4.5%	5.1%	0.6%
LargeCap Value III	2.4%	3.2%	3.8%	4.5%	5.2%	0.8%
MidCap Growth III	1.4%	1.7%	2.0%	2.1%	2.4%	0.5%
MidCap Value I	1.4%	1.6%	2.0%	2.1%	2.4%	0.5%
Money Market	0.2%	—	—	—	—	1.2%
Preferred Securities	6.6%	5.7%	4.9%	3.6%	2.5%	5.7%
Real Estate Securities	6.3%	5.0%	4.9%	3.7%	4.0%	5.0%
SmallCap Growth I	0.8%	1.4%	1.9%	2.1%	2.3%	—
SmallCap S&P 600 Index	0.9%	1.4%	1.0%	1.0%	0.9%	1.3%
SmallCap Value	0.7%	1.1%	1.0%	1.1%	1.2%	—
SmallCap Value I	0.2%	0.3%	0.8%	1.0%	1.1%	—
Ultra Short Bond	3.1%	—	—	—	—	10.3%
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Disciplined LargeCap Blend Fund	5.0%	3.6%	6.2%	2.2%	8.8%
Diversified International Fund	6.5%	4.4%	9.2%	2.8%	10.4%
Equity Income Fund	12.7%	8.2%	16.5%	4.6%	17.5%
Government & High Quality Bond Fund	13.3%	21.9%	5.9%	25.1%	—
High Yield Fund	5.0%	6.7%	3.1%	8.1%	4.8%
Income Fund	11.6%	18.0%	4.6%	23.0%	—
International Emerging Markets Fund	2.5%	1.9%	3.1%	1.0%	3.7%
LargeCap Growth Fund	8.9%	5.7%	11.3%	3.8%	12.1%
LargeCap Growth Fund II	9.2%	6.0%	11.6%	4.0%	12.4%
LargeCap Value Fund III	4.8%	3.0%	6.1%	3.4%	7.8%
MidCap Blend Fund	3.5%	2.6%	5.5%	2.3%	6.2%
Money Market Fund	0.0%	0.3%	0.6%	0.1%	0.3%
Preferred Securities Fund	4.5%	4.9%	2.1%	7.2%	—
Principal Capital Appreciation Fund	4.5%	3.2%	6.4%	1.1%	7.1%
Real Estate Securities Fund	2.5%	1.9%	3.0%	1.2%	3.5%
Short-Term Income Fund	2.0%	5.2%	0.6%	8.7%	0.3%
SmallCap Growth Fund	1.8%	1.3%	2.1%	0.7%	2.6%
SmallCap Value Fund	1.7%	1.2%	2.1%	0.7%	2.5%
Total	100.0%	100.0%	100.0%	100.0%	100.0%

Each Principal LifeTime Fund and SAM Portfolio indirectly bears its pro-rata share of the expenses of the Underlying Funds in which it invests, as well as directly incurring expenses. Therefore, investment in a Principal LifeTime Fund or SAM Portfolio may be more costly than investing directly in shares of the Underlying Funds.

If you are considering investing in a Principal LifeTime Fund, you should take into account your estimated retirement date and risk tolerance. In general, each Principal LifeTime Fund is managed with the assumption that the investor will invest in a Principal LifeTime Fund whose stated date is closest to the date the shareholder retires. Choosing a Fund targeting an earlier date represents a more conservative choice; targeting a Fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the Fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal. Investors should realize that the Principal LifeTime Funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

Funds of funds can be subject to payment in kind liquidity risk: If an underlying fund pays a redemption request by the Fund wholly or partly by a distribution-in-kind of portfolio securities rather than in cash, the Fund may hold such portfolio securities until its subadvisor determines that it is appropriate to dispose of them.

An underlying fund to a fund of funds may experience relatively large redemptions or investments as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains, and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund. Principal and the Sub-Advisors for the funds of funds are committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages.

The following tables show the percentage of the outstanding shares of underlying funds owned by the Principal LifeTime Funds and SAM Portfolios as of October 31, 2009.

						Principal
	Principal	Principal	Principal	Principal	Principal	LifeTime
	LifeTime	LifeTime	LifeTime	LifeTime	LifeTime	Strategic
	2010	2020	2030	2040	2050	Income
Underlying Fund	Fund	Fund	Fund	Fund	Fund	Fund
Bond & Mortgage Securities	13.27%	25.88%	13.16%	3.22%	0.45%	6.45%
Core Plus Bond I	9.03%	17.48%	8.72%	2.74%	0.48%	4.56%
Disciplined LargeCap Blend	5.90%	18.15%	18.27%	10.86%	4.32%	0.78%
High Yield I	5.51%	21.95%	22.59%	12.47%	4.49%	0.81%
Inflation Protection	13.26%	--	--	--	--	14.97%
International Emerging Markets	2.97%	9.80%	10.99%	7.21%	3.00%	0.17%
International I	4.18%	14.04%	13.74%	8.91%	4.05%	0.59%
International Growth	5.02%	16.65%	16.27%	10.43%	4.75%	0.71%
International Value I	6.69%	22.44%	22.04%	14.29%	6.50%	0.94%
LargeCap Blend I	8.01%	24.34%	23.89%	14.63%	5.97%	1.12%
LargeCap Growth	2.60%	8.42%	8.92%	5.76%	2.67%	0.38%
LargeCap Growth I	4.09%	13.69%	14.72%	9.97%	4.27%	0.52%
LargeCap Value	4.77%	16.11%	17.04%	11.51%	5.41%	0.54%
LargeCap Value I	3.03%	10.09%	10.63%	7.13%	3.38%	0.25%
LargeCap Value III	2.02%	6.74%	7.08%	4.78%	2.27%	0.23%
MidCap Growth III	1.95%	6.13%	6.19%	3.77%	1.78%	0.26%
MidCap Value I	1.96%	5.73%	6.21%	3.76%	1.71%	0.26%
Money Market	0.18%	--	--	--	--	0.27%
Preferred Securities	4.52%	9.64%	7.29%	3.03%	0.89%	1.34%
Real Estate Securities	7.15%	14.06%	12.21%	5.19%	2.34%	1.93%
SmallCap Growth I	3.30%	13.81%	17.69%	10.82%	4.87%	--
SmallCap Growth III	--	--	--	--	--	--
SmallCap S&P 600 Index	3.37%	13.56%	8.10%	4.99%	1.85%	1.73%
SmallCap Value	2.65%	11.27%	8.35%	5.44%	2.39%	--
SmallCap Value I	1.17%	4.58%	13.38%	8.80%	4.23%	--
Ultra Short Bond	36.11%	--	--	--	--	41.48%

		Conservative	Conservative	Flexible	Strategic
	Balanced	Balanced	Growth	Income	Growth
Underlying Fund	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Disciplined LargeCap Blend Fund	6.62%	1.05%	6.00%	0.74%	5.40%
Diversified International Fund	13.53%	2.04%	14.11%	1.54%	10.09%
Equity Income Fund	19.78%	2.81%	18.89%	1.85%	12.65%
Government & High Quality Bond Fund	28.73%	10.52%	9.39%	14.03%	--
High Yield Fund	5.51%	1.65%	2.56%	2.31%	2.47%
Income Fund	32.54%	11.21%	9.48%	16.72%	--
International Emerging Markets Fund	5.89%	0.99%	5.44%	0.62%	4.15%
LargeCap Growth Fund	11.93%	1.72%	11.25%	1.34%	7.60%
LargeCap Growth Fund II	17.55%	2.57%	16.29%	1.98%	11.05%
LargeCap Value Fund III	7.48%	1.01%	7.07%	1.38%	5.75%
MidCap Blend Fund	9.67%	1.59%	11.08%	1.65%	7.82%
Money Market Fund	0.01%	0.09%	0.52%	0.03%	0.19%
Preferred Securities Fund	5.72%	1.36%	1.91%	2.33%	--
Principal Capital Appreciation Fund	15.09%	2.38%	15.59%	0.92%	11.11%
Real Estate Securities Fund	5.26%	0.87%	4.63%	0.63%	3.39%
Short-Term Income Fund	13.01%	7.63%	2.86%	14.96%	1.04%
SmallCap Growth Fund	23.81%	3.77%	21.01%	2.54%	16.48%
SmallCap Value Fund	12.29%	1.93%	11.34%	1.25%	8.52%

Securities Lending Risk

To earn additional income, each Fund may lend portfolio securities to approved financial institutions. Risks of such a practice include the possibility that a financial institution becomes insolvent, increasing the likelihood that the Fund will be unable to recover the loaned security or its value. Further, the cash collateral received by the Fund in connection with such a loan may be invested in a security that subsequently loses value.

Temporary Defensive Measures

From time to time, as part of its investment strategy, each Fund may invest without limit in cash and cash equivalents for temporary defensive purposes in response to adverse market, economic or political conditions. To the extent that a Fund is in a defensive position, it may lose the benefit of upswings and limit its ability to meet its investment objective. For this purpose, cash equivalents include: bank notes, bank certificates of deposit, bankers’ acceptances, repurchase agreements, commercial paper, and commercial paper master notes which are floating rate debt instruments without a fixed maturity. In addition, a Fund may purchase U.S. government securities, preferred stocks, and debt securities, whether or not convertible into or carrying rights for common stock.

There is no limit on the extent to which the Funds may take temporary defensive measures. In taking such measures, a Fund may fail to achieve its investment objective.

Portfolio Turnover

“Portfolio Turnover” is the term used in the industry for measuring the amount of trading that occurs in a fund’s portfolio during the year. For example, a 100% turnover rate means that on average every security in the portfolio has been replaced once during the year. Funds that engage in active trading may have high portfolio turnover rates.

Funds with high turnover rates (more than 100%) often have higher transaction costs (that are paid by the Fund) which may lower the Fund’s performance and may generate short-term capital gains (on which taxes may be imposed even if no shares of the Fund are sold during the year). No turnover rate can be calculated for the Money Market Fund because of the short maturities of the securities in which it invests. Turnover rates for each of the other Funds may be found in the Fund’s Financial Highlights table.

Please consider all the factors when you compare the turnover rates of different funds. A fund with consistently higher total returns and higher turnover rates than another fund may actually be achieving better performance precisely because the managers are active traders. You should also be aware that the “total return” line in the Financial Highlights section reflects portfolio turnover costs.

Geographic Concentration

Potential investors in the California Municipal Fund should consider the possibility of greater risk arising from the geographic concentration of their investments, as well as the current and past financial condition of municipal issuers in the case of the municipal funds. In addition to factors affecting the state or regional economy, certain constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions, and voter initiatives could result in certain adverse consequences affecting municipal obligations. See the SAI for a more detailed description of these risks.

Inverse Floating Rate Investments

The California Municipal and Tax-Exempt Bond Funds may also invest in inverse floating rate investments. Inverse floating rate investments are variable rate debt instruments that pay interest at rates that move in the opposite direction of prevailing interest rates. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment. Inverse floating rate investments have varying degrees of liquidity. Inverse floating rate investments in which these Funds may invest may include derivative instruments, such as residual interest bonds or tender option bonds. Such instruments are typically created by a special purpose trust that holds long-term fixed rate bonds and sells two classes of beneficial interests: short-term floating rate interests, which are sold to third party investors, and the inverse floating residual interests, which are purchased by these Funds. These Funds generally invest in inverse floating rate investments that include embedded leverage, thus exposing these Funds to greater risks and increased costs. The market value of a “leveraged” inverse floating rate investment generally will fluctuate in response to changes in market rates of interest to a greater extent than the value of an unleveraged investment.

MANAGEMENT OF THE FUNDS

The Manager

Principal Management Corporation (“Principal”) serves as the manager for the Fund. Through the Management Agreement with the Fund, Principal provides investment advisory services and certain corporate administrative services for the Fund.

Principal is an indirect subsidiary of Principal Financial Group, Inc. and has managed mutual funds since 1969. Principal’s address is Principal Financial Group, Des Moines, Iowa 50392.

Principal provides investment advisory services with respect to 10-40% of the assets of the following Funds: International Fund I, International Value Fund I, LargeCap Blend Fund II, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Growth Fund III, MidCap Value Fund I, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap Value Fund I, and SmallCap Value Fund II. The remaining assets in each of these Funds will be managed by the sub-advisor(s) named in the prospectus.

Principal provides these investment advisory services through a portfolio manager who functions as a co-employee of Principal and Principal Global Investors, LLC ("PGI") under an investment service agreement. Through the agreement, the portfolio manager has access to PGI's equity management processes, systems, staff, proprietary quantitative model, portfolio construction disciplines, experienced portfolio management, and quantitative research staff. This portfolio manager also has access to PGI's trading staff and trade execution capabilities along with PGI's order management system, pre- and post-trade compliance system, portfolio accounting system and performance attribution and risk management system. Mariateresa Monaco has been the lead portfolio manager for the 10-40% of the assets to which Principal will provide investment advisory services since 2009.

Mariateresa Monaco. Ms. Monaco has worked as a portfolio manager for Principal since 2009. Previously, she worked as a portfolio manager for Principal Global Investors, LLC, where she worked as a portfolio manager since 2005. Prior to that, Ms. Monaco worked for Fidelity Management and Research. She earned a Master’s degree in Electrical Engineering from Politecnico di Torino, Italy, a Master’s degree in Electrical Engineering from Northeastern University, and an MBA from the Sloan School of Management at the Massachusetts Institute of Technology.

Principal provides a substantial part of the investment advisory services to each of the Principal LifeTime Funds directly, while engaging PGI as a sub-advisor to provide asset allocation services to the Funds. The portfolio managers Principal has appointed for each Principal LifeTime Fund are James Fennessey, Michael P. Finnegan, and Randy L. Welch. The portfolio managers PGI has appointed for each Principal LifeTime Fund are David M. Blake, Tim Dunbar, and Dirk Laschanzky. Messrs. Fennessey, Finnegan, Welch, Blake, Dunbar, and Laschanzky share day-today management of the Principal LifeTime Funds according to their respective responsibilities which are described as follows. On behalf of PGI, Messrs. Blake, Dunbar, and Laschanzky develop, implement, and monitor the Fund’s strategic or long-term asset class targets and target ranges. On behalf of Principal, Messrs. Fennessey, Finnegan, and Welch implement the strategic asset allocation Messrs. Blake, Dunbar, and Laschanzky set, operating as a team, sharing authority and responsibility for research with no limitation on the authority of one portfolio manager in relation to another.

James W. Fennessey, CFA. Mr. Fennessey is a Vice President of Principal Management Corporation. Mr. Fennessey joined the Principal Financial Group in 2000. He is the Head of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the investment managers under the due diligence program that monitors investment managers used by the Principal Funds. Mr. Fennessey graduated from Truman State University with a BS in Business Administration, with an emphasis in Finance, and a minor in Economics. He has earned the right to use the Chartered Financial Analyst designation. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Michael P. Finnegan, CFA. Mr. Finnegan is Chief Investment Officer for Principal Management Corporation.

Mr. Finnegan joined the Principal Financial Group in May of 2001 and leads the Investment Services group. As head of Investment Services, Mr. Finnegan is primarily responsible for developing and implementing Principal’s investment and product development strategies. Prior to joining Principal, Mr. Finnegan worked for Wilshire Associates’ consulting division providing investment consulting and client service to large institutional clients. Mr. Finnegan has earned the right to use the Chartered Financial Analyst designation and is a member of the ICFA and the Iowa Society of Financial Analysts. He received an M.A. in Finance from the University of Iowa and a B.B.A. in Finance from Iowa State University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Randy L. Welch. Mr. Welch is a Vice President of Principal Management Corporation. Mr. Welch joined the Principal Financial Group in 1989 and oversees the functions of the Investment Services group, which includes investment manager research, investment consulting, performance analysis, and investment communication. He is also responsible for the due diligence program that monitors investment managers used by the Principal Funds. Mr. Welch is an affiliate member of the Chartered Financial Analysts (CFA) Institute. Mr. Welch earned his undergraduate degree from Grand View College and an MBA from Drake University. He has had responsibility for the Principal LifeTime 2010, 2020, 2030, 2040, 2050, and Strategic Income Funds since 2007 and the Principal LifeTime 2015, 2025, 2035, 2045, and 2055 Funds since 2008.

Cash Management Program

Each fund has cash available in its portfolios to meet redemption requests and to pay expenses. Additionally, funds receive cash flows when shareholders purchase shares. Principal will invest the cash, which comprises a very small portion of the funds' portfolios, in money market investments and in stock index futures contracts based on the Fund's market cap to gain exposure to the market. Stock index futures provide returns similar to those of common stocks. Principal believes that, over the long term, this strategy will enhance the investment performance of the Funds. Principal has implemented a cash management program for the following Funds: LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, and SmallCap Growth II.

The Sub-Advisors

Principal has signed contracts with various Sub-Advisors. Under the sub-advisory agreements, the Sub-Advisor agrees to assume the obligations of Principal to provide investment advisory services to the portion of the assets for a specific Fund allocated to it by Principal. For these services, Principal pays the Sub-Advisor a fee.

Principal or the Sub-Advisor provides the Directors of the Fund with a recommended investment program. The program must be consistent with the Fund's investment objective and policies. Within the scope of the approved investment program, the Sub-Advisor advises the Fund on its investment policy and determines which securities are bought or sold, and in what amounts.

Several of the Funds have multiple Sub-Advisors. For those Funds, a team at Principal, consisting of Jessica Bush, James Fennessey and Randy Welch, determines the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. For the Global Diversified Income Fund, Michael Finnegan and Kelly Grossman determine the portion of the Fund's assets each Sub-Advisor will manage and may, from time-to-time, reallocate Fund assets between the Sub-Advisors. The decision to do so may be based on a variety of factors, including but not limited to: the investment capacity of each Sub-Advisor, portfolio diversification, volume of net cash flows, fund liquidity, investment performance, investment strategies, changes in each Sub-Advisor's firm or investment professionals or changes in the number of Sub-Advisors. Ordinarily, reallocations of Fund assets among Sub-Advisors occur as a Sub-Advisor liquidates assets in the normal course of portfolio management or with net new cash flows; however, at times existing Fund assets may be reallocated among Sub-Advisors.

Jessica S. Bush, CFA. Ms. Bush joined the Principal Financial Group in 2006. Prior to joining the Principal Financial Group she spent over three years at Putnam Investments. She is a member of the Manager Research Team that is responsible for analyzing, interpreting and coordinating investment performance data and evaluation of the sub-advisors under the due diligence program that monitors investment managers used by the Principal Funds. Ms. Bush earned a Bachelors degree in Business Administration from the University of Michigan. She has earned the right to use the Chartered Financial Analyst designation.

Kelly Grossman. Ms. Grossman is Senior Product Manager at Principal. Prior to that, she was a Managing Director within the Capital Markets and Structured Products Group at Principal Global Investors. Ms. Grossman earned bachelors degrees in mathematics and computer science from the University of Northern Iowa. She is a fellow of the Society of Actuaries and a member of the American Academy of Actuaries.

The Fund summaries identified the portfolio managers and the funds they manage. Additional information about the portfolio managers follows. The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

Sub-Advisor: AllianceBernstein L.P. (“AllianceBernstein”), 1345 Avenue of the Americas, New York, NY 10105,
was founded in 1971 as an independent investment advisor registered with the SEC.

The management of, and investment decisions for, the LargeCap Value Fund III portfolio are currently made by the
North American Investment Policy Group. Joseph G. Paul, David Yuen, Christopher W. Marx, and John D. Phillips are
the persons with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

Christopher W. Marx has been with AllianceBernstein since 1997. He earned an AB in Economics from Harvard, and an MBA from the Stanford Graduate School of Business.

Joseph Gerard Paul has been with AllianceBernstein since 1987. He earned a BS from the University of Arizona and an MS from the Sloan School of Management of the Massachusetts Institute of Technology.

John D. Phillips, Jr. has been with AllianceBernstein since 1994. He earned a BA from Hamilton College and an
MBA from Harvard University. Mr. Phillips has also earned the right to use the Chartered Financial Analyst designation.

David Yuen has been with AllianceBernstein since 1998. He earned a BS in Operations Research from Columbia
University School of Engineering.

Sub-Advisor: American Century Investment Management, Inc. (“American Century”), American Century Tower,
4500 Main Street, Kansas City, MO 64111, was founded in 1958 and is a wholly owned subsidiary of
American Century Companies, Inc.

The portfolio managers on the investment team are jointly and primarily responsible for the day-to-day management of the Fund.

Prescott LeGard has been with American Century since 1999. He earned BA degree in Economics from DePauw
University. Mr. LeGard has earned the right to use the Chartered Financial Analyst designation.

Gregory J. Woodhams has been with American Century since 1997. He earned a Bachelor’s degree in Economics from Rice University and a Master’s degree in Economics from the University of Wisconsin at Madison. Mr.
Woodhams has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: BlackRock Financial Management, Inc. (“BlackRock”), 40 East 52nd Street, New York, New York 10022, a wholly-owned subsidiary of BlackRock, Holdco 2, Inc., which is a wholly owned subsidiary of BlackRock, Inc., as a registered investment advisor under the Advisers Act.

The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Stuart Spodek has been with BlackRock since 1993. He earned a BS in Engineering from Princeton University.

Brian Weinstein has been with BlackRock since 2000. He earned a BA in History from the University of Pennsylvania.

Sub-Advisor: Brown Investment Advisory Incorporated (“Brown”), 901 South Bond Street, Suite 400, Baltimore, Maryland 21231, incorporated in 1995, is a wholly-owned subsidiary of Brown Investment Advisory & Trust Company, which is a wholly-owned subsidiary of Brown Advisory Holdings Incorporated.

Kenneth M. Stuzin has been with Brown since 1996. He earned a BA and an MBA from Columbia University. Mr.

Stuzin has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: ClearBridge Advisors, LLC (“ClearBridge”), 620 8th Avenue, New York, NY 10018, formed in 2005, is a wholly-owned subsidiary of Legg Mason, Inc.

Michael Kagan is lead portfolio manager for the mandate, along with Scott Glasser. As portfolio managers, they are aware of any and all activity in the portfolio, and share full authority for all purchase and sell decisions.

Scott Glasser joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Glasser was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Smith Barney Asset Management. He earned a BA from Middlebury College and an MBA from Pennsylvania State University.

Michael Kagan joined ClearBridge in 2005 in connection with the Legg Mason/Citigroup transaction. Previously, Mr. Kagan was a Managing Director of Citigroup Global Markets, Inc. and served as a Portfolio Manager at Salomon Brothers Asset Management. He earned a BA from Harvard College.

Sub-Advisor: Columbus Circle Investors (“CCI”), Metro Center, One Station Place, Stamford, CT 06902, founded in 1975, is an affiliate of PGI and a member of the Principal Financial Group.

For the LargeCap Growth Fund, Anthony Rizza is the lead portfolio manager, and Thomas J. Bisighini as co-portfolio manager has responsibility for research and supports Mr. Rizza on the day-to-day management of the Fund.

Thomas J. Bisighini has been with CCI since 2004. He earned a BS from Bentley College and an MBA in Finance from Fordham University. Mr. Bisighini has earned the right to use the Chartered Financial Analyst designation.

Anthony Rizza has been with CCI since 1991. He earned a BS in Business from the University of Connecticut.  Mr. Rizza has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Edge Asset Management, Inc. (“Edge”), 601 Union Street, Suite 2200, Seattle, WA 98101-1377, is an affiliate of Principal and a member of the Principal Financial Group. Edge has been in the business of investment management since 1944.

When more than one portfolio manager is identified as being responsible for the day-to-day portfolio management, the portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Charlie D. Averill previously was a senior quantitative analyst and has worked at Edge since 1990. He earned a Bachelor’s degree in Economics from Reed College and a Master’s degree in Economics from Princeton University. Mr. Averill has earned the right to use the Chartered Financial Analyst designation.

Jill R. Cuniff became President of Edge in 2009 and became a portfolio manager in 2010. Prior to becoming the President of Edge, Ms. Cuniff was the President of Morley Financial. She earned a Bachelor’s degree in Business Finance from Montana State University.

Mark P. Denkinger has been with Edge since 2009 and is responsible for high yield credit and levered loans. Previously, Mr. Denkinger was the managing director of fixed income credit research and trading. He earned a Bachelor’s degree in Finance and an MBA with a finance emphasis from the University of Iowa. Mr. Denkinger has earned the right to use the Chartered Financial Analyst designation.

Philip M. Foreman has been with Edge since 2002. He earned a Bachelor’s degree in Economics from the University of Washington and an MBA from the University of Puget Sound. Mr. Foreman has earned the right to use the Chartered Financial Analyst designation.

John R. Friedl has been with Edge since 1998. He earned a BA in Communications and History from the University of Washington and a Master's degree in Finance from Seattle University. Mr. Friedl has earned the right to use the Chartered Financial Analyst designation.

Todd A. Jablonski, portfolio manager, has been with Edge since 2010. Previously, he was an Executive Director and Portfolio manager at UBS. Prior to that, he was the lead portfolio manager of US large cap strategies at Credit Suisse Asset Management. He earned a Bachelors degree in Economics from the University of Virginia and an MBA with an emphasis in Quantitative Finance from New York University's Stern School of Business. Mr. Jablonski has earned the right to use the Chartered Financial Analyst designation.

Scott J. Peterson has been with Edge since 2002. He earned a Bachelor’s degree in Mathematics from Brigham Young University and an MBA from New York University’s Stern School of Business. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

David W. Simpson has been with Edge since 2003. He earned a Bachelor's degree from the University of Illinois and an MBA in Finance from the University of Wisconsin. Mr. Simpson has earned the right to use the Chartered Financial Analyst designation.

Darrin E. Smith has been with Edge since 2009 and has over 10 years experience as a high yield portfolio manager. He earned a Bachelor’s degree in Economics from Iowa State University and an MBA from Drake University. Mr. Smith has earned the right to use the Chartered Financial Analyst designation.

Joseph T. Suty has been with Edge since 2005. He earned a Bachelor's degree in Finance from the University of Detroit and an MBA in Finance from Stanford University. Mr. Suty has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Emerald Advisers, Inc. (“Emerald”), 1703 Oregon Pike Road, Suite 101, Lancaster, PA 17601, is a wholly owned subsidiary of Emerald Asset Management incorporated in 1991.

The portfolio managers work as a team. Each person has the authority to make buy and sell decisions for the portfolio. Each also has sector-specific research responsibilities as well.

Joseph W. Garner has been with Emerald since 1994. He earned a BA in Economics from Millersville University and an MBA from the Katz Graduate School of Business, University of Pittsburgh.

Peter J. Niedland has been with Emerald since 2009. Before joining Emerald, he was co-founder and portfolio manager for NS Investment Partners, LLC. Prior thereto, he served as research analyst and portfolio manager at Liberty Ridge Capital. Mr. Niedland earned a BS in Business Administration from the University of Richmond. He has also earned the right to use the Chartered Financial Analyst designation.

Kenneth G. Mertz II has been with Emerald since 1992. He earned a BA in Economics from Millersville University. Mr. Mertz has earned the right to use the Chartered Financial Analyst designation.

Stacey L. Sears has been with Emerald since 1991. She earned a BS in Business Administration from Millersville University and an MBA from Villanova University.

Sub-Advisor: Essex Investment Management Company, LLC (“Essex”), 125 High Street, 29th Floor, Boston, MA 02110, is a Boston-based management firm which specializes in growth equity investments.

Nancy B. Prial has been with Essex since 2004. She earned a BS in Electrical Engineering and a BA in Mathematics from Bucknell University. She also earned an MBA from Harvard Business School. Ms. Prial has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Goldman Sachs Asset Management, L.P. (“GSAM”), 32 Old Slip, New York, NY 10005, has been registered as an investment adviser with the SEC since 1990 and is an affiliate of Goldman, Sachs & Co.

The day-to-day portfolio management is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Andrew Alford has been with GSAM since 1998. He earned a BS in Information and computer Science from the University of California at Irvine and an MBA and Ph.D. from the Booth Graduate School of Business at the University of Chicago.

Dolores Bamford has been with GSAM since 2002. She earned a BA from Wellesley College and an MS from MIT Sloan School of Management. Ms. Bamford has earned the right to use the Chartered Financial Analyst designation.

Andrew Braun has been with GSAM since 1993. He earned a A in Economics from Harvard University and an MBA in Finance and Economics from the Stern School of Business at New York University.

Scott Carroll has been with GSAM since 2002. He earned a BS in Accounting from Northern Illinois University and an MBA from the University of Chicago Graduate School of Business. Mr. Carroll as earned the right to use the Chartered Financial Analyst designation.

Kent Daniel has been with GSAM since 2004. He earned a BS from the California Institute of Technology and an MBA and Ph.D. from UCLA.

Katinka Domotorffy has been with GSAM since 1998. She earned an BS from the University of Pennsylvania and an MS in Finance from the London School of Economics. Ms. Domotorffy has earned the right to use the Chartered Financial Analyst designation.

Sean Gallagher has been with GSAM since 2000. He earned a BS in Finance from Drexel University and an MBA in Finance and Accounting from Stern School of Business at New York University.

Sub-Advisor: Guggenheim Investment Management, LLC ("Guggenheim"), 135 East 57th Street, 6th Floor, New York, New York 10022.

The day-to-day portfolio management is shared by two Portfolio Managers who operate as a team, but each member does have a specific area of concentration as well. Mr. Mitchell is the lead portfolio manager and Mr. Lindquist focuses on trading and market evaluation.

Richard Lindquist has been with Guggenheim since 2009. Prior to joining the firm, he was Managing Director, Head of High Yield at HSBC. Prior thereto, he was Managing Director at Credit Suisse. He earned a BS in Finance from Boston College and an MBA from the University of Chicago. Mr. Lindquist has earned the right to use the Chartered Financial Analyst designation.

Patrick Mitchell has been with Guggenheim since 2008. Prior to joining the firm, he was Managing Director and CIO at Maplestone Capital Management, LLC. Prior thereto, he was Managing Director at Post Advisor Group, LLC. He earned a BS in Business from the University of Idaho and an MBA from Idaho State University.

Sub-Advisor: Jacobs Levy Equity Management, Inc. (“Jacobs Levy”), 100 Campus Drive, P.O. Box 650, Florham Park, NJ 07932-0650, founded in 1986, is an independent equity manager, focused exclusively on the management of U.S. equity portfolios for institutional clients.

The two Principals, Bruce Jacobs and Ken Levy, are jointly responsible for the design and implementation of the Jacobs investment process and the management of all client portfolios. There is no limitation on the authority of one portfolio manager in relation to another.

Bruce I. Jacobs co-founded Jacobs Levy in 1986. He earned a BA from Columbia College, an MS in Operations Research and Computer Science from Columbia University, an MSIA from Carnegie Mellon University’s Graduate School of Industrial Administration, and an MA in Applied Economics and a Ph.D. in Finance from the University of Pennsylvania’s Wharton School.

Kenneth N. Levy co-founded Jacobs Levy in 1986. He earned a BA in Economics from Cornell University and an MBA and an MA in Business Economics from the University of Pennsylvania’s Wharton School. Mr. Levy has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Los Angeles Capital Management and Equity Research, Inc. (“L.A. Capital”), 11150 Santa Monica
Boulevard, Suite 200, Los Angeles, CA 90025, is an independent, employee-owned firm.

The day-to-day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

David R. Borger co-founded L.A. Capital in 2002. He earned a BA from the Wittenberg University and an MA and
MBA from the University of Michigan. Mr. Borger has earned the right to use the Chartered Financial Analyst designation.

Christine M. Kugler has been with L.A. Capital since it was founded in 2002. She earned a BA from the University of
California, Santa Barbara.

Stuart K. Matsuda co-founded L.A. Capital in 2002. He earned a BBA from the University of Hawaii and an MBA from
California State University Northridge.

Hal W. Reynolds co-founded L.A. Capital in 2002. He earned a BA from the University of Virginia and an MBA from the University of Pittsburgh. Mr. Reynolds has earned the right to use the Chartered Financial Analyst designation.

Thomas D. Stevens co-founded L.A. Capital in 2002. He earned a BBA and MBA from the University of Wisconsin.
Mr. Stevens has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Mellon Capital Management Corporation (“Mellon Capital”), 500 Grant Street, Suite 4200, One
Mellon Center, Pittsburgh, PA 15258. established in 1983, is an indirect wholly owned subsidiary of
Bank of New York Mellon Corporation.

Portfolio management decisions are made on a team basis and are accomplished on a regular basis at periodic portfolio rebalance meetings. The team's decisions are systematically implemented across all accounts managed to the same benchmark, subject to the approval of the portfolio manager specifically assigned to each account, who must confirm that each trade fits within the specific policy guidelines of each account.

Ronald P. Gala has been with Mellon Capital since 1993. He earned a BS in Business Administration from Duquesne
University and an MBA in Finance from the University of Pittsburgh. Mr. Gala has earned the right to use the
Chartered Financial Analyst designation.

Adam T. Logan has been with Mellon Capital since 1999. He earned a BA in Finance from Westminster College and an MBA in Finance from the University of Pittsburgh. Mr. Logan has earned the right to use the Chartered Financial
Analyst designation.

Sub-Advisor: Montag & Caldwell, Inc. (“M&C”), 3455 Peachtree Rd., NE, Suite 1200, Atlanta, Georgia 30326, is a
registered investment adviser founded in 1945 which is a wholly-owned direct subsidiary of Fortis Bank
SA/NV.

Mr. Canakaris leads the M&C Investment Policy Group, which as a team has overall responsibility for the security selection process of the Firm’s Large Cap Growth strategy. Mr. Maxwell is the primary portfolio manager. In addition to handling the day-to-day management of the portfolio, he also participates in the security selection process for the
Firm’s Large Cap Growth strategy. Mr. Markwalter is the back-up portfolio manager for the Fund. He assists with the day-to-day management of the portfolio, and also participates in security selection process for the Firm’s Large Cap
Growth strategy.

Ronald Canakaris has been with M&C since 1972. He earned a BS and BA from the University of Florida. He has earned the right to use the Chartered Financial Analyst designation.

Charles E. Markwalter has been with M&C since 1998. He earned a BA from Dartmouth College. Mr. Markwalter has earned the right to use the Chartered Financial Analyst designation.

Grover C. Maxwell III has been with M&C since 1988. He earned a BA from The University of the South and an MBA from Emory University. Mr. Maxwell has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Global Investors, LLC (“PGI”), 801 Grand Avenue, Des Moines, IA 50392, is an indirect wholly owned subsidiary of Principal Life Insurance Company, an affiliate of Principal, and a member of the Principal Financial Group

As reflected in the list below, the day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Michael Ade has been with PGI since 2001. He earned a Bachelor's degree in Finance from the University of
Wisconsin. Mr. Ade has earned the right to use the Chartered Financial Analyst designation.

William C. Armstrong has been with PGI since 1992. He earned a Bachelor’s degree from Kearney State College and a Master’s degree from the University of Iowa. Mr. Armstrong has earned the right to use the Chartered Financial
Analyst designation.

David M. Blake has been with PGI since 2000. He earned a Bachelor’s degree and an MBA from Saint Louis
University. Mr. Blake has earned the right to use the Chartered Financial Analyst designation.

Paul H. Blankenhagen has been with PGI since 1992. He earned a Bachelor’s degree in Finance from Iowa State
University and a Master’s degree from Drake University. Mr. Blankenhagen has earned the right to use the Chartered
Financial Analyst designation.

Juliet Cohn has been with PGI since 2003. She earned a Bachelor's degree in Mathematics from Trinity College,
Cambridge, England.

Craig Dawson has been with PGI since 1998. He earned a Bachelor’s degree in Finance and an MBA from the
University of Iowa. Mr. Dawson has earned the right to use the Chartered Financial Analyst designation.

Mihail Dobrinov has been with PGI since 2002. He earned an MBA in Finance from the University of Iowa and a law degree from Sofia University, Bulgaria. Mr. Dobrinov has earned the right to use the Chartered Financial Analyst designation. (Mr. Dobrinov does not provide legal services on behalf of any of the member companies of the Principal
Financial Group.)

Tim Dunbar has been with the Principal Financial Group since 1986. He earned a Bachelor's degree from Iowa State
University.

Arild Holm has been with PGI since 2002. He earned a Bachelor’s degree in Management Sciences from the
University of Manchester Institute of Science and Technology (England) and an MBA in Finance from the University of
Colorado. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

Christopher Ibach has been with PGI since 2002. He earned a Bachelor’s degree in Electrical Engineering and an MBA in Finance from the University of Iowa. Mr. Ibach has earned the right to use the Chartered Financial Analyst designation.

Steven Larson, CFA. Mr. Larson, portfolio manager, joined PGI in 2001. He is responsible for co-managing PGI’s international growth portfolio as well as covering the utilities sector for core international portfolios. Mr. Larson earned a Bachelor’s degree from Drake University and an MBA in Finance from the University of Minnesota. He has earned the right to use the Chartered Financial Analyst designation.

Dirk Laschanzky has been with PGI since 1997. He earned a BA and an MBA, both in Finance, from the University of Iowa. Mr. Laschanzky has earned the right to use the Chartered Financial Analyst designation.

Thomas Morabito has been with PGI since 2000. He earned a BA in Economics from State University of New York and an MBA in Finance from Northeastern University. Mr. Morabito has earned the right to use the Chartered Financial Analyst designation.

K. William Nolin has been with PGI since 1994. He earned a Bachelor’s degree in Finance from the University of Iowa and an MBA from the Yale School of Management. Mr. Nolin has earned the right to use the Chartered Financial Analyst designation.

Phil Nordhus has been with PGI since 1990. He earned a Bachelor’s degree in Economics from Kansas State University and an MBA from Drake University. Mr. Nordhus has earned the right to use the Chartered Financial Analyst designation.

John Pihlblad has been with PGI since 2000. He earned a BA from Westminster College. Mr. Pihlblad has earned the right to use the Chartered Financial Analyst designation.

Tracy Reeg has been with PGI since 1993. She earned a Bachelor’s degree in Finance from the University of Northern Iowa.

Michael L. Reynal has been with PGI since 2001. He earned a BA in History from Middlebury College, an MBA from the Amos Tuck School at Dartmouth College and an MA in History from Christ’s College at the University of Cambridge.

Alice Robertson has been with the Principal Financial Group since 1990. She earned a Bachelor’s degree in Economics from Northwestern University and a Master’s degree in Finance and Marketing from DePaul University.

Mustafa Sagun has been with PGI since 2002. He earned a Bachelor's degree in Electronics and Engineering from Bogazici University of Turkey, an MA in International Economics from the University of South Florida, and a Ph.D. in Finance. Dr. Sagun has earned the right to use the Chartered Financial Analyst designation.

Jeffrey A. Schwarte has been with PGI since 1993. He earned a Bachelor’s degree in Accounting from the University of Northern Iowa. Mr. Schwarte is a CPA and has earned the right to use the Chartered Financial Analyst designation.

Scott W. Smith has been with PGI since 1999. He earned a Bachelor’s degree in Finance from Iowa State University.

Jon Taylor has been with PGI since 2006. Previously, he was a Chief Investment Officer at both HSBC Asset Management (Australia) Ltd and UBS Global Asset Management (Australia) Ltd. He also worked at Commonwealth Funds Management and Westpac Investment Management in Australia. He earned a bachelor's degree in Political Science from Brigham Young University and a Master's degree in Economics from the University of Utah.

Timothy R. Warrick has been with PGI since 1990. He earned a Bachelor’s degree in Accounting and Economics from Simpson College and an MBA in Finance from Drake University. Mr. Warrick has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Principal Real Estate Investors, LLC (“Principal - REI”), 801 Grand Avenue, Des Moines, IA 50392,
an indirect wholly owned subsidiary of Principal Life, an affiliate of Principal, and a member of the
Principal Financial Group, was founded in 2000.

The day-to-day portfolio management, for some funds, is shared by multiple portfolio managers. In each such case, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Simon Hedger has been with Principal - REI since 2003. He earned an MBA from the University of New England and is an associate member of both the Royal Institute of Chartered Surveyors and of the Australian Property Institute. He
is a U.K. qualified chartered surveyor (ARICS).

Chris Lepherd has been with Principal - REI since 2003. He earned a Bachelor of Business (Land Economy) from the
University of Western Sydney and a Graduate Diploma in Applied Finance and Investment from the Securities Institute of Australia.

Marc Peterson has been with Principal - REI since 1992. He earned a BA in Accounting from Luther College and an
MBA from Drake University. Mr. Peterson has earned the right to use the Chartered Financial Analyst designation.

Kelly Rush has been with the real estate investment area for the firm since 1987. He earned a Bachelor’s degree in
Finance and an MBA in Business Administration from the University of Iowa. Mr. Rush has earned the right to use the
Chartered Financial Analyst designation

Sub-Advisor: Spectrum Asset Management, Inc. (“Spectrum”), 2 High Ridge Park, Stamford, CT 06905, founded in 1987, is an indirect subsidiary of Principal Life, an affiliate of PGI and a member of the Principal
Financial Group. Spectrum was founded in 1987.

The day-to day portfolio management is shared by two portfolio managers. In each such case, except where noted in the Management of the Funds section, the portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

L. Phillip Jacoby has been with Spectrum since 1995. He earned a BS in Finance from Boston University.

Mark A. Lieb founded Spectrum in 1987. He earned a BA in Economics from Central Connecticut State University and an MBA in Finance from the University of Hartford.

Sub-Advisor: T. Rowe Price Associates, Inc. (“T. Rowe Price”), 100 East Pratt Street, Baltimore, MD 21202, a
wholly owned subsidiary of T. Rowe Price Group, Inc., a financial services holding company, has over
70 years of investment management experience.

Ms. Dopkin serves as a portfolio coordinator for the LargeCap Blend Fund II. Instead of making stock selection decisions, she is responsible for ensuring adherence to portfolio constraints and risk controls, along with managing inter-analyst activity. As the lead portfolio coordinator, Ms. Dopkin has ultimate accountability for the LargeCap Blend
Fund II.

Anna M. Dopkin has been with T. Rowe Price since 1996. She earned a BS from the Wharton School of the
University of Pennsylvania. Ms. Dopkin has earned the right to use the Chartered Financial Analyst designation.

Ann M. Holcomb has been with T. Rowe Price since 1996. She earned a BA in Mathematics from Goucher College and an MS in Finance from Loyola College. Ms. Holcomb has earned the right to use the Chartered Financial Analyst designation.

Robert W. Sharps has been with T. Rowe Price since 1997. He earned a BS in Accounting from Towson University and an MBA in Finance from the Wharton School, University of Pennsylvania. He has earned the right to use the Chartered Financial Analyst designation and the Certified Public Accountant accreditation.

Sub-Advisor: Tortoise Capital Advisors, L.L.C. ("Tortoise"), 11550 Ash Street, Suite 300, Leawood, Kansas
66211, formed in October 2002, is wholly owned by Tortoise Holdings, LLC.

The portfolio managers share responsibility for investment management. It is the policy of the investment committee that any one member can require Tortoise to sell a security and any one member can veto the committee's decision to invest in a security.

H. Kevin Birzer has been with Tortoise since 2002. He earned a BA from the University of Notre Dame and an MBA from New York University. Mr. Birzer has earned the right to use the Chartered Financial Analyst designation.

Zachary A. Hamel has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Business Administration from Kansas State University and an MBA from the University of Kansas
School of Business. Mr. Hamel has earned the right to use the Chartered Financial Analyst designation.

Kenneth P. Malvey has been with Tortoise since 2002. He is also a Partner with Fountain Capital Management, LLC.
He earned a BS in Finance from Winona State University. Mr. Malvey has earned the right to use the Chartered
Financial Analyst designation.

Terry C. Matlack has been with Tortoise since 2002. He earned a BS in Business Administration from Kansas State
University and a JD and MBA from the University of Kansas. Mr. Matlack has earned the right to use the Chartered
Financial Analyst designation.

David J. Schulte has been with Tortoise since 2002. He earned a BS in Business Administration from Drake
University and a JD from the University of Iowa. Mr. Schulte is a CPA and has earned the right to use the Chartered
Financial Analyst designation.

Sub-Advisor: Turner Investment Partners, Inc. (“Turner”), 1205 Westlakes Drive, Suite 100, Berwyn, PA 19312,
formed in 1990, is an employee-owned investment management firm.

The day-to day portfolio management is shared by multiple portfolio managers. The portfolio managers operate as a team, sharing authority and responsibility for research and the day-to-day management of the portfolio with no limitation on the authority of one portfolio manager in relation to another.

Tara R. Hedlund has been with Turner since 2000. She earned a bachelor’s degree in Accountancy from Villanova
University. Ms. Hedlund has earned the right to use the Chartered Financial Analyst designation.

Christopher K. McHugh is a co-founder of Turner. He earned a BS in Accounting from Philadelphia University and an
MBA in Finance from St. Joseph’s University.

Jason D. Schrotberger has been with Turner since 2001. He earned a BA in Economics and an MBA in Finance from the University of Illinois. Mr. Schrotberger has earned the right to use the Chartered Financial Analyst designation.

Sub-Advisor: Van Kampen Asset Management (“Van Kampen”), 522 Fifth Avenue, New York, NY 10026, is an
indirect wholly owned subsidiary of Morgan Stanley, a publicly held global financial services company

The portfolio managers operate as a team, sharing authority, with no limitation on the authority of one portfolio manager in relation to another.

Thomas M. Byron has been with Van Kampen since 1981. He earned a BS from Marquette University and an MBA from DePaul University.

Robert J. Stryker has been with Van Kampen since 1994. He earned a BS in Finance from the University of Illinois at
Chicago. Mr. Stryker has earned the right to use the Chartered Financial Analyst designation.

Rob Wimmel has been with Van Kampen since 1996. He earned a BA in Anthropology from the University of
Cincinnati and an MA in Economics from the University of Illinois, Chicago.

Sub-Advisor: Westwood Management Corp. (“Westwood”), 200 Crescent Court, Suite 1200, Dallas, Texas
75201, a New York corporation formed in 1983, is a wholly owned subsidiary of Westwood Holdings
Group, Inc.

The day-to-day portfolio management is shared by a portfolio management team that has responsibility for security research and portfolio management.

Susan M. Byrne founded Westwood in 1983. She attended the University of California at Berkeley.

Mark R. Freeman has been with Westwood since 1999. He earned a BA in Economics from Millsaps College and an
MS in Economics from Louisiana State University. Mr. Freeman has earned the right to use the Chartered Financial
Analyst designation.

Scott D. Lawson has been with Westwood since 2003. He earned a BS in Economics from Texas Christian University and an MBA from St. Louis University. Mr. Lawson has earned the right to use the Chartered Financial Analyst designation.

Jay K. Singhania has been with Westwood since 2001. He earned a BBA in Finance from the University of Texas at
Austin and participated in its MBA Undergraduate Financial Analyst Program, specializing in the Energy sector. Mr.
Singhania has earned the right to use the Chartered Financial Analyst designation.

Kellie R. Stark has been with Westwood since 1992. She earned a BS in Finance and an MBA with an emphasis in
Accounting from the University of Colorado at Boulder. Ms. Stark has earned the right to use the Chartered Financial
Analyst designation.

The Sub-Sub-Advisors

Principal Global Investors, LLC (“PGI”) has entered into a sub-sub-advisory agreement for the Bond & Mortgage and High Quality Intermediate-Term Bond Fund. Under this agreement, the sub-sub-advisor has agreed to assume the obligations of PGI for a certain portion of the Funds’ assets. The sub-sub-advisor is paid a fee by PGI. Day-to-day management decisions concerning a portion of the Bond & Mortgage ’s portfolio and the High Quality Intermediate-Term Bond Fund’s portfolio are made by Spectrum Asset Management, Inc. (“Spectrum”), which serves as sub-sub-advisor. See the discussion regarding Spectrum provided in connection with the Preferred for a description of the firm and the individuals who serve as portfolio managers.

Fees Paid to Principal

Each Fund pays Principal a fee for its services, which includes the fee Principal pays to the Sub-Advisor. The fee each Fund paid (as a percentage of the average daily net assets) for the fiscal year ended October 31, 2009 was:

Bond & Mortgage	0.52%	MidCap Value Fund I	0.98%
California Municipal Fund	0.50%	Money Market Fund	0.38%
Disciplined LargeCap Blend Fund	0.57%	Preferred Securities Fund	0.73%
Diversified International Fund	0.88%	Principal Capital Appreciation Fund	0.58%
Equity Income Fund	0.52%	Principal LifeTime 2010 Fund	0.08%(2)
Global Diversified Income Fund	0.80%(1)	Principal LifeTime 2020 Fund	0.08%(2)
Global Real Estate Securities Fund	0.90%	Principal LifeTime 2030 Fund	0.08%(2)
Government & High Quality Bond Fund	0.50%	Principal LifeTime 2040 Fund	0.08%(2)
High Yield Fund	0.51%	Principal LifeTime 2050 Fund	0.08%(2)
Income Fund	0.50%	Principal LifeTime Strategic Income Fund	0.08%(2)
Inflation Protection Fund	0.40%	Real Estate Securities Fund	0.84%
International Emerging Markets Fund	1.19%	SAM Balanced Portfolio	0.35%
International Growth Fund	0.98%	SAM Conservative Balanced Portfolio	0.35%
LargeCap Blend Fund I	0.44%	SAM Conservative Growth Portfolio	0.35%
LargeCap Blend Fund II	0.75%	SAM Flexible Income Portfolio	0.35%
LargeCap Growth Fund	0.64%	SAM Strategic Growth Portfolio	0.35%
LargeCap Growth Fund I	0.73%	Short-Term Bond Fund	0.40%
LargeCap Growth Fund II	0.93%	Short-Term Income Fund	0.48%
LargeCap S&P 500 Index Fund	0.15%	SmallCap Blend Fund	0.75%
LargeCap Value Fund	0.44%	SmallCap Growth Fund	0.75%
LargeCap Value Fund III	0.78%	SmallCap Growth Fund II	1.00%
MidCap Blend Fund	0.65%	SmallCap Value Fund	0.75%
MidCap Growth Fund III	0.98%	Tax-Exempt Bond Fund	0.50%

(1)	Period from December 15, 2008, date operations commenced, through October 31, 2009.
(2)	Effective July 1, 2009, the Fund’s management fees were decreased to 0.03%.
A	discussion regarding the basis for the Board of Directors approval of the management agreement with Principal and the sub-advisory agreements with each Sub-Advisor is available in the semi-annual report to shareholders for the period ended April 30, 2009 and in the annual report to shareholders for the fiscal year ended October 31, 2009.

The Fund operates as a Manager of Managers. Under an order received from the SEC, the Fund and Principal, may enter into and materially amend agreements with Sub-Advisors, other than those affiliated with Principal, without obtaining shareholder approval. For any Fund that is relying on that order, Principal may, without obtaining shareholder approval:

  hire one or more Sub-Advisors;
  change Sub-Advisors; and
  reallocate management fees between itself and Sub-Advisors.

Principal has ultimate responsibility for the investment performance of each Fund that utilizes a Sub-Advisor due to its responsibility to oversee Sub-Advisors and recommend their hiring, termination, and replacement. No Fund will rely on the order until it receives approval from its shareholders or, in the case of a new Fund, the Fund’s sole initial shareholder before the Fund is available to the other purchasers, and the Fund states in its prospectus that it intends to rely on the order.

The shareholders of each of the Funds have approved the Fund’s reliance on the order; however, only the California Municipal, Global Diversified Income, Inflation Protection, LargeCap Blend I, LargeCap Blend II, LargeCap Growth I, LargeCap Growth II, LargeCap Value III, MidCap Growth III, MidCap Value I, SmallCap Growth II, and Tax Exempt Bond Funds intend to rely on the order.

CHOOSING A SHARE CLASS

Your Financial Professional will help you choose the Fund or Funds that are appropriate for you based upon your investment objective, risk tolerance and other factors. Your Financial Professional can also help you choose the share class that is appropriate for you. Financial Professionals may receive different compensation depending upon which class of shares you purchased. The sales charge for Class A shares may be reduced or eliminated for certain types of purchases or for purchases of sufficient size. Your Financial Professional can help you determine whether your investment qualifies for a reduced sales charge.

This prospectus offers three share classes: Class A, Class B, and Class C (not all funds offer Class B or Class C shares). Class B shares and Class C shares of the Money Market Fund may be purchased only by exchange from other Fund accounts in the same share class or by reinvestment of distributions made on such shares. Effective March 1, 2010, Class B shares of the Funds will no longer be available for purchase, except through exchanges and dividend reinvestments as described in “Choosing a Share Class - Class B Shares.” Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of other Funds of the Principal Funds, but are available to new participants in plans that currently invest in Class C shares of the Fund. Highlights of each Fund’s share classes and information regarding sales charges and dealer reallowances are provided below.

Each class has different costs associated with buying, redeeming, and holding shares. Which class is best for you depends upon:

  the dollar amount you are investing,
  the amount of time you plan to hold the investment, and
  any plans to make additional investments in the Principal Funds.

Please consult with your Financial Professional before choosing the class of shares that is most appropriate for you. Before you invest, you should understand the characteristics of each share class so you can be sure to choose the class that is right for you.

Fund and share class selections must be made at the time of purchase. If you are making an initial purchase of Principal Funds of $1,000,000 or more and have selected Class C shares, the purchase will be of Class A shares of the Fund(s) you have selected. If you are making subsequent purchases into your existing Principal Funds Class C share accounts and the combined value of the subsequent investment and your existing Class A, Class B, Class C, and Class J share accounts combined for Rights of Accumulation purposes exceeds $1,000,000, the subsequent investment will be applied to purchase Class A shares of the Fund(s) you have selected.

CLASS A SHARES

Initial Sales Charge

  You generally pay a sales charge on an investment in Class A shares, which varies based on the amount invested and the Fund selected.
  If you invest $50,000 or more ($100,000 or more for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio), the sales charge is reduced.
  You might be eligible for a reduced sales charge. See “Sales Charge Waiver or Reduction (Class A shares).”
  Sales charges might be reduced under the Rights of Accumulation or Statement of Intent, as described below.

Sales Charge Waiver or Reduction (Class A shares)

Class A shares of the Funds may be purchased without a sales charge or at a reduced sales charge. The Funds reserve the right to change or stop offering shares in this manner at any time for new accounts and with a 60-day notice to shareholders of existing accounts.

To receive a reduction in your Class A initial sales charge, you or your Financial Professional must let the Fund know at the time you purchase shares that you qualify for such a reduction. If you or your Financial Professional do not let the Fund know that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. It may be necessary for you to provide information and records, such as account statements.

Purchase Without an Initial Sales Charge (Class A shares)
• No initial sales charge will apply to purchases of $1 million ($500,000 for the Bond & Mortgage Securities,
California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation
Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and
Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more, although a 1.00% (0.25% for LargeCap
S&P 500 Index Fund) contingent deferred sales charge may apply to redemptions made within 12 months after purchase.
• No initial sales charge will apply to shares purchased with the proceeds of redemptions of Class A shares of the
Funds (other than the Money Market Fund, unless such shares were obtained by exchange of shares of a Fund that imposes an initial sales charge) or with proceeds of redemptions from Class B shares on which a CDSC was paid, or was waived in connection with a Required Minimum Distribution, involuntary redemption or due to the death of the shareholder, within 60 days of redemption. It is the responsibility of the shareholder to notify the Fund at the time of repurchase if the purchase proceeds are from a redemption of the Fund within the past 60 days.
• A Fund’s Class A shares may be purchased without a sales charge by the following individuals, groups, and/or entities:
• by its current and former Directors, member companies of the Principal Financial Group, and their active or retired employees, officers, directors, brokers, or agents (for the life of the account). This also includes their immediate family members (spouse, domestic partner, children (regardless of age), and parents), and trusts created by or primarily for the benefit of these individuals;
• by the Premier Credit Union;
• by non-ERISA clients of Principal Global Investors LLC;
• by any employee or registered representative (and their immediate family members and employees) of an authorized broker-dealer or company that has entered into a selling agreement with Princor or the Distributor;
• through a “wrap account” offered by Princor or through broker-dealers, investment advisors, and other financial institutions that have entered into an agreement with Princor or the Distributor which includes a requirement that such shares be sold for the benefit of clients participating in a “wrap account” or similar program under which clients pay a fee to the broker-dealer, investment advisor, or financial institution;
• to fund non-qualified plans administered by a member company of the Principal Financial Group pursuant to a written service agreement;
• by any investor who buys Class A shares through an omnibus account with certain financial intermediaries, such as a bank or other financial institution, that does not accept or charge the initial sales charge. In addition, the CDSC generally applicable to redemptions of shares made within 12 months after purchase of $1 million
($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High
Yield, Global Diversified Income, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic
Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income
Portfolio) or more will not be imposed on redemptions of shares purchased through such omnibus account where no sales charge payments were advanced for purchases made through these entities;
• by participants in, or by purchases through, employer-sponsored retirement or benefit plans which were eligible to purchase shares without payment of a sales charge of a predecessor fund prior to the date the successor fund commenced operations; provided, however, that the third party administrator or other service provider the sponsor of the retirement or benefit plan employes utilizes a system for processing purchases of shares that will accommodate waiver of the Fund’s sales charge;
• by individuals who were eligible to purchase shares without payment of a sales charge of a predecessor fund (a fund previously included in the WM Group of Funds) prior to the date the successor fund commenced operations;
• by clients of registered investment advisors that have entered into arrangements with Princor or the Distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee;
• to qualified retirement plans where the plan’s R-1 or R-2 share investments were redesignated A share investments;
• to qualified retirement plans where the plan’s investments in the Fund are part of an omnibus account or other qualified retirement plans with a total value of at least $500,000;
• existing participants in Employer Sponsored Plans (as defined in Purchase at a Reduced Initial Sales Charge
(Class A Shares)) that had at least $1 million in Principal Funds as of January 12, 2007 can purchase Class A shares at net asset value for the duration of that account; and

• new participants in such Employer Sponsored Plans that had at least $2.8 million in Principal Funds as of
January 12, 2007 can purchase Class A shares within the plan at net asset value provided the participant notes that he or she meets this qualification on the participant’s initial application to purchase shares.

Purchase at a Reduced Initial Sales Charge (Class A Shares)

1)	Rights of Accumulation. The sales charge varies with the size of your purchase. Purchases made by you, your spouse or domestic partner, your children, the children of your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified Purchaser”)
will be combined along with the value of existing Class A, B,C and J shares of Principal Funds owned by such persons, to determine the applicable sales charge. Class A shares of Money Market Fund are not included in the calculation unless they were acquired in exchange from other Principal Funds shares. If the total amount being invested in the Principal Funds is near a sales charge breakpoint, you should consider increasing the amount invested to take advantage of a lower sales charge.

2)	Statement of Intent (SOI). Qualified Purchasers may obtain reduced sales charges by signing an SOI. The SOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the SOI. Purchases made by you, your spouse or domestic partner, or the children of you, your spouse or domestic partner up to and including the age of 25 and/or a trust created by or primarily for the benefit of such persons (together “a Qualified
Purchaser”) will be combined along with the value of existing Class A, B, C and J shares of Principal Funds owned by such persons. Purchases of Class A shares of Money Market Fund are not included. The sales charge is based on the total amount to be invested in a 13 month period. If the intended investment is not made (or shares are sold during the 13 month period), sufficient shares will be sold to pay the additional sales charge due. An SOI is not available for 401(a) plan purchases.

3)	The maximum sales charge that applies to purchases of Class A shares by qualified plans administered by
Expertplan, Inc. that were previously converted from B share plans is the sales charge that applies to purchases of at least $250,000 but less than $500,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $500,000 or more in such accounts and to all purchases of the Global Diversified Income,
LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income Fund shares.

4)	Employer Sponsored Plans. The maximum sales charge for all purchases made in an account that is included in a
SIMPLE IRA, SEP, SAR-SEP, non-qualified deferred compensation, or payroll deduction (“Employer Sponsored
Plan”) established prior to March 1, 2002 with Principal Management Corporation as the Funds’ transfer agent, is the sales charge that applies to purchases of at least $100,000 but less than $250,000 as described in the sales charge tables below; the regular sales charge applies to purchases of $250,000 or more in such accounts and to all purchases of the Global Diversified Income, LargeCap S&P 500 Index, Short-Term Bond, and Short-Term Income
Fund shares. The reduced sales charge applies to purchases made by or on behalf of participants to such plans who become participants on or before July 28, 2007.

Purchase of Class A Shares. The offering price for Class A shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, plus any applicable initial sales charge (except for the Money Market Fund) as shown in the tables below. The right-hand column in each table indicates what portion of the sales charge is paid to Financial Professionals and their brokerage firms (“dealers”) for selling Class A shares. For more information regarding compensation paid to dealers, see “Distribution Plans and Additional Information Regarding Intermediary Compensation.”

There is no sales charge on purchases of Class A shares of the Money Market Fund or on purchases of Class A shares of the other funds if the purchase is made within 60 days of the redemption of Class A or B shares of the Fund or described in “Redemption of Fund Shares” provided the shareholder notifies the Fund that the purchase proceeds are from the redemption of Class A shares. Class A shares of the other Funds are purchased with a sales charge that is a variable percentage based on the amount of the purchase. There is no sales charge on shares of a Fund purchased with reinvested dividends or other distributions. Your sales charge may be reduced for larger purchases as indicted below.

Class A Sales Charges(1)

Bond & Mortgage Securities, California Municipal, Global Diversified Income, High Yield, Inflation Protection,
Preferred Securities, Principal LifeTime Strategic Income, Tax-Exempt Bond Funds, and SAM Flexible Income Portfolio
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	3.75%	3.90%	3.00%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

Government & High Quality Bond, Income, Short-Term Bond, and Short-Term Income Funds
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $100,000	2.25%	2.30%	2.00%
$100,000 but less than $250,000	1.75%	1.78%	1.50%
$250,000 but less than $500,000	1.25%	1.27%	1.00%
$500,000 or more	0.00%	0.00%	0.00%(2)

LargeCap S&P 500 Index Fund
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	1.50%	1.52%	1.25%
$50,000 but less than $100,000	1.25%	1.27%	1.00%
$100,000 but less than $250,000	1.00%	1.01%	0.75%
$250,000 but less than $500,000	0.75%	0.76%	0.50%
$500,000 but less than $1,000,000	0.50%	0.50%	0.25%
$1,000,000 or more	0.00%	0.00%	0.25%

All other Funds (except Money Market Fund)
	Sales Charge as % of:
	Offering	Amount	Dealer Allowance as % of
Amount of Purchase	Price	Invested	Offering Price
Less than $50,000	5.50%	5.82%	4.75%
$50,000 but less than $100,000	4.75%	4.99%	4.00%
$100,000 but less than $250,000	3.75%	3.90%	3.00%
$250,000 but less than $500,000	3.00%	3.09%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	1.75%
$1,000,000 or more	0.00%	0.00%	0.00%(3)
(1) Because of rounding in the calculation of the offering price, the actual maximum front-end sales charge paid by an investor may be higher or lower than the percentages noted above.
(2) The Distributor may pay authorized dealers commissions on purchases of Class A shares over $500,000 calculated as follows: 1.00% on purchases between $500,000 and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J Shares.
(3) The Distributor may pay authorized dealers commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on the next $2 million, 0.35% on the next $5 million, and 0.25% on the amount purchased in excess of $10 million. The commission rate is determined based on the cumulative investments over the life of the account combined with the investments in existing Class A, B, C, and J Shares.

Contingent Deferred Sales Charge (“CDSC”) on Class A Shares. Class A shares purchased in amounts of $1 million ($500,000 for the Bond & Mortgage Securities, California Municipal, Government & High Quality Bond, High Yield, Global Diversified Income, Income, Inflation Protection, Preferred Securities, Principal LifeTime Strategic Income, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds and the SAM Flexible Income Portfolio) or more (other than shares of the Money Market Fund) are generally subject to a CDSC of 1.00% (0.25% for the LargeCap S&P 500 Index Fund) if the shares are redeemed during the first 12 months after purchase, unless the dealer, at its discretion, has waived the commission.The Distributor may pay authorized dealers commissions up to 1.00% of the price of such purchases. The CDSC may be waived for redemptions of Class A shares as described under "CDSC Calculation and Waivers." Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS B SHARES

Effective March 1, 2010, (the “Closing Date”), Class B shares of the Funds will no longer be available for purchase, except through exchanges and dividend reinvestments as discussed below. Class B shareholders may continue to hold such shares until they automatically convert to Class A shares under the existing conversion schedule (based on purchase date), as described below. Shareholders who own Class B shares on February 26, 2010 will still receive dividend reinvestments and may continue to exchange their shares for other Class B Fund shares in accordance with the Funds' current policies. Effective on and after the Closing Date, Class B shareholders who have an automated investment plan in Class B shares (such as Automatic Investment Plan (“AIP”) or automatic exchange election), will have such recurring investments automatically redirected into Class A shares of the same Fund with the applicable Class A sales charge (load). All other features of Class B shares, including Rule 12b-1 distribution and/or service fees, contingent deferred sales charge schedules and conversion features, remain unchanged and continue in effect. We may modify these policies in the future.

The offering price for Class B shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge. A CDSC of up to 5.00% may apply depending on the Fund and time in the investment (see schedule below).

  Shares purchased through reinvestment of dividends and capital gain distributions are not subject to a CDSC.
  There is no CDSC on redemptions of Class B shares held for 5 full years or longer.
  Class B shares have higher annual expenses than Class A shares because they are subject to distribution fees for the first eight years.
  After the eighth year, Class B shares convert automatically to Class A shares of the same Fund, typically without income tax impact.

Within 60 days after a redemption of Class B shares, the proceeds may be reinvested in Class A shares at NAV, if a CDSC was paid. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from a redemption of Class B shares.

The Distributor currently pays authorized dealers commissions of up to 4.00% of the price of Class B shares sold by them.

Contingent Deferred Sales Charge (“CDSC”) on Class B Shares. Each new and subsequent purchase of Class B shares may be subject to a CDSC based upon the schedule below.

A CDSC may be applied to Class B shares of all Funds according to the following schedule:

Year of Redemption	Contingent Deferred
After Purchase	Sales Charge(1)
First	5.00%
Second	5.00%
Third	4.00%
Fourth	3.00%
Fifth	2.00%
Sixth and following	0.00%

(1) Shares purchased on or before January 12, 2007 may be subject to different CDSC schedules as described in the SAI.

Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CLASS C SHARES

Class C shares may not be suitable for large investments. Due to the higher expenses associated with Class C shares, it may be more advantageous for investors currently purchasing, intending to purchase, or with existing assets in amounts that may qualify for a reduced sales charge on Class A shares, including through Rights of Accumulation and/or Statement of Intent, to purchase Class A shares. Class C shares of the Money Market Fund may be purchased only by exchange from Class C shares of other Principal Funds and by reinvestment of distributions made on Class C shares.

The Fund seeks to prevent investments in Class C shares by shareholders with at least $1 million of investments in Principal Funds eligible for inclusion pursuant to Rights of Accumulation. The Funds will consider initial purchases of $1 million or more, and subsequent purchases that would result in an investment of $1 million or more when combined with a shareholder’s existing account values, as determined using Rights of Accumulation, as a purchase of Class A shares. Class C shares are not available to retirement plans qualified under IRC section 401(a) that are not already investing in Class C shares of the Fund, but are available to new participants in plans that currently invest in Class C shares of the Fund.

The offering price for Class C shares is the NAV next calculated after receipt of an investor’s order in proper form by the Fund or its servicing agent, with no initial sales charge.

  A CDSC of 1.00% may apply if redeemed during the first 12 months after purchase. Unlike Class B shares, Class C shares do not convert to Class A shares, so future distribution and service fees do not decrease.
  Class C shares have higher annual expenses than Class A shares because they are subject to distribution fees.

Within 60 days after redemption of Class C shares, the proceeds may be reinvested in other Class C shares at NAV. It is the responsibility of the shareholder to notify the Fund at the time of reinvestment if the purchase proceeds are from redemption of Class C shares.

The Distributor currently pays authorized dealers commissions of up to 1.00% of the amount invested in Class C shares.

Contingent Deferred Sales Charge (“CDSC”) on Class C Shares. Each initial and subsequent purchase of Class C shares is subject to a CDSC of 1.00% for a period of 12 months from the date of purchase. Shares will be redeemed first from shares purchased through reinvested dividends and capital gain distributions, which are not subject to the CDSC, and then in order of purchase. The CDSC may be waived for redemptions of Class C shares as described under “CDSC Calculation and Waivers.” Pricing and Sales Charge information is available, free of charge, on our website at www.principalfunds.com.

CDSC CALCULATION AND WAIVERS

The CDSC is based on the lesser of the market value at the time of redemption or the initial purchase price of the shares sold. For Class B shares issued in connection with the WM Reorganization, the CDSC is based on the initial purchase price of the shares sold. The CDSC does not apply to shares purchased with reinvested dividends or other distributions. The CDSC is not charged on exchanges. However, the original purchase date of the shares from which an exchange is made determines if the newly acquired shares are subject to the CDSC when they are sold.

If you sell some but not all of the shares in your account, the shares not subject to a CDSC will be sold first. Other shares will be sold in the order purchased (first in, first out). The CDSC does not apply to shares redeemed according to a systematic withdrawal plan limited to no more than 1.00% per month (measured cumulatively for non-monthly plans) of the value of the Fund account at the time, and beginning on the date, the systematic withdrawal plan is established.

The CDSC is waived on shares which are sold:

  within 90 days after an account is re-registered due to a shareholder’s death;
  due to the shareholder’s disability, as defined in the Internal Revenue Code provided the shares were purchased prior to the disability;
  from retirement plans to satisfy minimum distribution rules under the Internal Revenue Code;
  to pay surrender charges;
  to pay retirement plan fees;
  involuntarily from small balance accounts;
  from a retirement plan to assure the plan complies with Sections 401(k), 401(m), 408(k), or 415 of the Internal Revenue Code; or
  from retirement plans to satisfy excess contribution rules under the Internal Revenue Code.

The CDSC is also waived on redemptions of Class B shares from Predecessor Fund accounts opened prior to April 1, 2002 made in connection with distributions from IRAs or other retirement accounts to shareholders over age 59 1/2. This CDSC waiver does not apply to a transfer of assets.

NOTE: To have your CDSC waived, you must let your advisor or the Fund know at the time you redeem shares that you qualify for such a waiver.

FREQUENT PURCHASES AND REDEMPTIONS

The Funds are not designed for, and do not knowingly accommodate, frequent purchases and redemptions of fund shares by investors. If you intend to trade frequently and/or use market timing investment strategies, you should not purchase these Funds.

Frequent purchases and redemptions pose a risk to the Funds because they may:

Disrupt the management of the Funds by:
forcing the Funds to hold short-term (liquid) assets rather than investing for long-term growth, which results in lost investment opportunities for the Fund; and
causing unplanned portfolio turnover;
Hurt the portfolio performance of the Funds; and
Increase expenses of the Funds due to:
increased broker-dealer commissions and
increased recordkeeping and related costs.

Certain Funds may be at greater risk of harm due to frequent purchases and redemptions. For example, those Funds that invest in foreign securities may appeal to investors attempting to take advantage of time-zone arbitrage.

The Funds have adopted procedures to “fair value” foreign securities under certain circumstances, which are intended, in part, to discourage excessive trading of shares of the Funds. The Board of Directors of the Fund has also adopted policies and procedures with respect to frequent purchases and redemptions of shares of the Funds. The Funds monitor shareholder trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we will identify and prevent abusive trading in all instances. If we are not able to identify such excessive trading practices, the Funds and their shareholders may be harmed. The harm of undetected excessive trading in shares of the underlying Funds in which the Principal LifeTime Funds or Strategic Asset Management Funds invest could flow through to the Principal LifeTime Funds and Strategic Asset Management Funds as they would for any Fund shareholder. When we do identify abusive trading, we will apply our policies and procedures in a fair and uniform manner.

Currently the Funds, except the Money Market Fund, impose an excessive trading fee on redemptions or exchanges of $30,000 or more of a Fund’s Class A, B, and C shares redeemed within 30 days after they are purchased. The fee does not apply to redemptions or exchanges made pursuant to an Automatic Exchange Election or Systematic Withdrawal Plan; due to a shareholder’s death or disability (as defined in the Internal Revenue Code); to satisfy minimum distribution rules imposed by the Internal Revenue Code; or where the application of the fee would cause a

Fund to fail to be considered a “qualified default investment alternative” under the Employee Retirement Income Security Act of 1976, as amended, and the rules and regulations thereunder. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movement in and out of the Funds.

If an intermediary, such as a retirement plan or recordkeeper, is unwilling to impose the Fund’s excessive trading fee, the Fund may waive such fee if it determines that the intermediary is able to implement other policies and procedures reasonably designed to prevent excessive trading in Fund shares. If an intermediary is unable to implement the Fund’s excessive trading policy or to implement other procedures reasonably designed to prevent excessive trading in Fund shares, the Fund may waive the application of its excessive trading policy with respect to transactions of beneficial owners underlying the intermediary’s omnibus account if, in Fund management’s opinion, the purchases and redemptions at the omnibus account level are not likely to have an adverse impact on the management of the Fund’s portfolio.

In addition, if a Fund deems frequent trading and redemptions to be occurring, action will be taken that may include, but is not limited to:

  Increasing the excessive trading fee to 2%,
  Increasing the excessive trading fee period from 30 days to as much as 90 days,
  Applying the excessive trading fee to redemptions or exchanges of less than $30,000,
  Limiting the number of permissible exchanges available to shareholders identified as “excessive traders,”
  Limiting exchange requests to be in writing and submitted through the United States Postal Service (in which case, requests for exchanges by fax, telephone or internet will not be accepted), and
  Taking such other action as directed by the Fund.

The Funds have reserved the right to accept or reject, without prior written notice, any exchange requests. In some instances, an exchange may be completed prior to a determination of abusive trading. In those instances, we will reverse the exchange and return the account holdings to the positions held prior to the exchange. We will give the shareholder that requested the exchange notice in writing in this instance.

PRICING OF FUND SHARES

Each Fund’s shares are bought and sold at the current share price. The share price of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open (share prices are not calculated on the days on which the NYSE is closed for trading, generally New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/ Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas). The share price is determined as of the close of business of the NYSE (normally 3:00 p.m. Central Time). When an order to buy or sell shares is received, the share price used to fill the order is the next price we calculate after we receive the order at our transaction processing center in Canton, Massachusetts. To process your purchase order on the day we receive it, we must receive the order (with complete information):

  on a day that the NYSE is open and
  prior to the close of trading on the NYSE (normally 3 p.m. Central Time).

Orders received after the close of the NYSE or on days that the NYSE is not open will be processed on the next day that the NYSE is open for normal trading.

If we receive an application or purchase request for a new mutual fund account or subsequent purchase into an existing account that is accompanied by a check and the application or purchase request does not contain complete information, we may hold the application (and check) for up to two business days while we attempt to obtain the necessary information. If we receive the necessary information within two business days, we will process the order using the next share price calculated. If we do not receive the information within two business days, the application and check will be returned to you.

For all Funds, except the Money Market Fund, the share price is calculated by:

  taking the current market value of the total assets of the Fund subtracting liabilities of the Fund
  dividing the remainder proportionately into the classes of the Fund subtracting the liability of each class
  dividing the remainder by the total number of shares outstanding for that class.

With respect to the Principal LifeTime Funds and SAM Portfolios, which invest in other registered investment company funds, each Fund's NAV is calculated based on the NAV of such other registered investment company funds in which the Fund invests.

The securities of the Money Market Fund are valued at amortized cost. The calculation procedure is described in the Statement of Additional Information.

NOTES:

• If market quotations are not readily available for a security owned by a Fund, its fair value is determined using a policy adopted by the Directors. Fair valuation pricing is subjective and creates the possibility that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

• A Fund’s securities may be traded on foreign securities markets that generally complete trading at various times during the day prior to the close of the NYSE. Generally, the values of foreign securities used in computing a
Fund’s Net Asset Value (“NAV”) are the market quotations as of the close of the foreign market. Foreign securities and currencies are also converted to U.S. dollars using the exchange rate in effect at the close of the NYSE.

Occasionally, events affecting the value of foreign securities occur when the foreign market is closed and the
NYSE is open. The Fund has adopted policies and procedures to “fair value” some or all securities held by a Fund if significant events occur after the close of the market on which the foreign securities are traded but before the
Fund’s NAV is calculated. Significant events can be specific to a single security or can include events that affect a particular foreign market or markets. A significant event can also include a general market movement in the
U.S. securities markets. If the Manager believes that the market value of any or all of the foreign securities is materially affected by such an event, the securities will be valued, and the Fund’s NAV will be calculated, using the policy adopted by the Fund. These fair valuation procedures are intended to discourage shareholders from investing in the Fund for the purpose of engaging in market timing or arbitrage transactions.

The trading of foreign securities generally or in a particular country or countries may not take place on all days the
NYSE is open, or may trade on days the NYSE is closed. Thus, the value of the foreign securities held by the Fund may change on days when shareholders are unable to purchase or redeem shares.

• Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any point in time. These may be referred to as local price and premium price. The premium price is often a negotiated price that may not consistently represent a price at which a specific transaction can be effected. The
Fund has a policy to value such securities at a price at which the Sub-Advisor expects the securities may be sold.

DIVIDENDS AND DISTRIBUTIONS

Dividends are based on estimates of income, expenses, and shareholder activity for the Fund. Actual income, expenses, and shareholder activity may differ from estimates; consequently, differences, if any, will be included in the calculation of subsequent dividends. The Funds pay their net investment income to shareholders of record on the business day prior to the payment date. The payment schedule is as follows:

  The Bond & Mortgage Securities, California Municipal, Global Diversified Income, Government & High Quality Bond, High Yield, Income, Inflation Protection, Short-Term Bond, Short-Term Income, and Tax-Exempt Bond Funds declare dividends of their daily net investment income each day their shares are priced. The Funds pay out their accumulated declared dividends monthly.
  The Money Market Fund declares dividends of all its daily net investment income each day its shares are priced. On the 20th day of each month (or the previous business day) the Fund will distribute its accumulated declared dividends. You may ask to have your dividends paid to you in cash. If you do not request cash payment, your dividend will be applied to purchase additional shares of the Fund monthly.
  The Preferred pays its net investment income monthly.
  The Equity Income, Global Real Estate Securities, and Real Estate Securities and the SAM Flexible Income, SAM Conservative Balanced, and SAM Balanced Portfolios each pay their net investment income quarterly in March, June, September, and December.
  The other Funds pay their net investment income annually in December.

For more details on the payment schedule, go to www.principalfunds.com.

The Tax Exempt Bond Fund intends to distribute income that is exempt from federal income tax but may be subject to state and local income tax. Because the Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or other income taxes, it may make distributions of income that are not exempt from federal and other income tax. Any capital gains distributed by the Fund may be taxable.

Net realized capital gains, if any, are distributed annually in December. Payments are made to shareholders of record on the business day prior to the payable date. Capital gains may be taxable at different rates, depending on the length of time that the Fund holds its assets.

The Money Market Fund does not seek to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends.

Dividend and capital gains distributions will be reinvested, without a sales charge, in shares of the Fund from which the distribution is paid. However, you may authorize the distribution to be:

  invested in shares of another of the Principal Funds without a sales charge (distributions of a Fund may be directed only to one receiving Fund); or
  paid in cash, if the amount is $10 or more.

Generally, for federal income tax purposes, Fund distributions are taxable as ordinary income, except that any distributions of long-term capital gains will be taxed as such regardless of how long Fund shares have been held. Special tax rules apply to Fund distributions to Individual Retirement Accounts and other retirement plans. A tax advisor should be consulted to determine the suitability of the Fund as an investment by such a plan and the tax treatment of distributions by the Fund. A tax advisor can also provide information on the potential impact of possible foreign, state, and local taxes. A Fund’s investments in foreign securities may be subject to foreign withholding taxes. In that case, the Fund’s yield on those securities would be decreased.

To the extent that distributions the Funds pay are derived from a source other than net income (such as a return of capital), a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and you should not rely upon them for purposes of reporting income taxes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

NOTES:

  A Fund’s payment of income dividends and capital gains has the effect of reducing the share price by the amount of the payment.
  Distributions from a Fund, whether received in cash or reinvested in additional shares, may be subject to federal (and state) income tax.
  For these reasons, buying shares of a Fund shortly before it makes a distribution may be disadvantageous to you.

FUND ACCOUNT INFORMATION

Procedures for Opening an Account

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.

If concerns arise with verification of your identity, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity on a timely basis, we may close your account or take such other action as we deem appropriate.

Accounts with foreign addresses cannot be established. If an existing shareholder with a U.S. address moves to a foreign location and updates the address on the shareholder’s account, we are unable to process any purchases or exchanges on that account.

Orders Placed by Intermediaries

Principal Funds may have an agreement with your intermediary, such as a broker-dealer, third party administrator or trust company, that permits the intermediary to accept orders on behalf of the Fund until 3 p.m. Central Time. The agreement may include authorization for your intermediary to designate other intermediaries (“sub-designees”) to accept orders on behalf of the Fund on the same terms that apply to the intermediary. In such cases, if your intermediary or a sub-designee receives your order in correct form by 3 p.m. Central Time, transmits it to the Fund and pays for it in accordance with the agreement, the Fund will price the order at the next net asset value per share it computes after your intermediary or sub-designee received your order.

Note: The time at which the Fund prices orders and the time until which the Fund or your intermediary or sub-designee will accept orders may change in the case of an emergency or if the NYSE closes at a time other than 3 p.m. Central Time.

Statements

You will receive quarterly statements for the Funds you own. The quarterly statements provide the number and value of shares you own, transactions during the period, dividends declared or paid, and other information. The year-end statement includes information for all transactions that took place during the year. Please review your statement as soon as you receive it. Keep your statements as you may need them for tax reporting purposes.

Generally, each time you buy, sell, or exchange shares in Principal Funds, you will receive a confirmation in the mail shortly thereafter. It summarizes all the key information – what you bought or sold, the amount of the transaction, and other important information.

Certain purchases and sales are only included on your quarterly statement. These include accounts:

when the only activity during the quarter:
is purchase of shares from reinvested dividends and/or capital gains, are purchases under an Automatic Investment Plan,
are sales under a systematic withdrawal plan,
are purchases or sales under an automatic exchange election, or conversion of Class B shares into Class A shares;
used to fund certain individual retirement or individual pension plans; or
established under a payroll deduction plan.

If you need information about your account(s) at other times, you may call us at 1-800-222-5852 or access your account on the internet.

Signature Guarantees

Certain transactions require a Medallion Signature Guarantee, unless specifically waived by the Fund’s transfer agent. If required, the signature(s) must be guaranteed by a commercial bank, trust company, credit union, savings and loan, national securities exchange member, or brokerage firm which participates in a Medallion program recognized by the Securities Transfer Association. A signature guarantee by a notary public or savings bank is not acceptable. Signature guarantees are required:

  if you sell more than $100,000 (in the aggregate) from the Funds;
  if a sales proceeds check is payable to other than the account shareholder(s), Principal Life, or Principal Bank;
  to change ownership of an account;
  to add wire or ACH redemption privileges to a U.S. bank account not previously authorized if there is not a common owner between the bank account and mutual fund account;
  to change bank account information designated under an existing telephone withdrawal plan if there is not a common owner between the bank account and mutual fund account;
  to exchange or transfer among accounts with different ownership; and
  to have a sales proceeds check mailed to an address other than the address on the account or to the address on the account if it has been changed within the preceding 15 days.

Special Plans

The Funds reserve the right to amend or terminate the special plans described in this prospectus. Such plans include automatic investment, systematic withdrawal, waiver of Fund minimums for certain accounts and waiver or reduction of the sales charge or contingent deferred sales charge for certain purchasers. You will be notified of any such action to the extent required by law.

Minimum Account Balance

Each Fund has a minimum required account balance of $1000. The Fund reserves the right to redeem all shares in your account if the value of your account falls below $1000. The Fund will mail the redemption proceeds to you. An involuntary redemption of a small account will not be triggered by market conditions alone. The Fund will notify you before involuntarily redeeming your account. You will have 30 days to make an additional investment of an amount that brings your account up to the required minimum. The Funds reserve the right to increase the required minimum.

Telephone and Internet Instructions

The Funds reserve the right to refuse telephone and/or internet instructions. You are liable for a loss resulting from a fraudulent telephone or internet instruction that we reasonably believe is genuine. We use reasonable procedures to assure instructions are genuine. If the procedures are not followed, we may be liable for loss due to unauthorized or fraudulent transactions. The procedures include: recording all telephone instructions, requiring the use of a password (Personal Identification Number) for internet instructions, requesting personal identification information (name, address, phone number, social security number, birth date, security phrase, etc.), and sending written confirmation to the shareholder’s address of record.

If you elect telephone privileges, instructions regarding your account(s) may be given to us via the telephone or internet. Your instructions:

  may be given by calling us at 1-800-222-5852 between 7 a.m. and 7 p.m. Central Time on any day that the NYSE is open;
  may be given by accessing our website (for security purposes you need a user name and password to use any of the internet services, including viewing your account information on-line. If you don’t have a user name or password, you may obtain one at our website) . Note: only certain transactions are available on-line.
  must be received in good order at our transaction processing center in Canton, Massachusetts, in their entirety, by us before the close of the NYSE (generally 3:00 p.m. Central Time) to be effective the day of your request;
  are effective the next business day if not received until after the close of the NYSE; and
  may be given to your Financial Professional who will in turn contact us with your instructions (Princor registered representatives may only convey your specific instructions to the Funds’ transfer agent; they may not be granted investment discretion).

NOTE:	Instructions received from one owner are binding on all owners. In the case of an account owned by a corporation or trust, instructions received from an authorized person are binding on the corporation/trust unless we have a written notification requiring that written instructions be executed by more than one authorized person.

Householding

To avoid sending duplicate copies of materials to households, only one copy of each prospectus, annual and semi-annual report to shareholders will be mailed to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Principal Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Principal Funds at 1-800-222-5852. You may notify the Principal Funds in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.

Multiple Translations

This prospectus may be translated into other languages. In the event of any inconsistencies or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

Transactions through Financial Institutions/Professionals

Financial institutions and dealers may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual financial institutions or dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the prospectus and SAI. Your financial institution or dealer will provide you with specific information about any processing or service fees you will be charged.

Financial Statements

Shareholders will receive annual financial statements for the Funds, audited by the Funds’ independent registered public accounting firm. Shareholders will also receive a semiannual financial statement that is unaudited.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Fund’s financial performance for the periods shown. Certain information reflects results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with each Fund’s financial statements, is included in Principal Funds, Inc. Annual Report to Shareholders for the fiscal year ended October 31, 2009, which is available upon request, and incorporated by reference into the SAI.

To request a free copy of the latest annual or semiannual report for the Fund, you may telephone 1-800-222-5852.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8.52	$ 10.50	$ 10.67	$ 10.63	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .44	0.50	0.53	0.47	0 .15
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .17)	0.04	(0 .27)
Total From Investment Operations	1 .55	(1 .50)	0.36	0.51	(0 .12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .48)	(0 .53)	(0 .47)	(0 .15)
Total Dividends and Distributions	(0 .38)	(0 .48)	(0 .53)	(0 .47)	(0 .15)
Net Asset Value, End of Period	$ 9.69	$ 8.52	$ 10.50	$ 10.67	$ 10.63
Total Return(c)	18 .80%	(14 .83)%	3 .42%	4.93%	(1 .09)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 126,500	$ 116,109	$ 162,637	$ 168,767	$ 172,274
Ratio of Expenses to Average Net Assets(e)	0 .94%	0 .94%	0 .94%	0.94%	0 .94%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	N/A	0.94%	0 .94%(f)
Ratio of Net Investment Income to Average Net Assets	5 .10%	5 .01%	4 .98%	4.42%	3 .95%(f)
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274.5%	202.1%(f),(h)

	2009	2008	2007	2006	2005(a)
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$ 8.52	$ 10.50	$ 10.67	$ 10.64	$ 10.90
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .39	0.43	0.46	0.40	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .17)	0.03	(0 .26)
Total From Investment Operations	1 .50	(1 .57)	0.29	0.43	(0 .14)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .32)	(0 .41)	(0 .46)	(0 .40)	(0 .12)
Total Dividends and Distributions	(0 .32)	(0 .41)	(0 .46)	(0 .40)	(0 .12)
Net Asset Value, End of Period	$ 9.70	$ 8.52	$ 10.50	$ 10.67	$ 10.64
Total Return(c)	18 .15%	(15 .41)%	2 .74%	4.15%	(1 .27)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,952	$ 14,841	$ 22,624	$ 25,384	$ 28,559
Ratio of Expenses to Average Net Assets(e)	1 .60%	1 .60%	1 .60%	1.60%	1 .60%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	N/A	N/A	N/A	1.60%	1 .60%(f)
Ratio of Net Investment Income to Average Net Assets	4 .47%	4 .35%	4 .32%	3.76%	3 .30%(f)
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%	274.5%	202.1%(f),(h)

	2009	2008	2007(i)
BOND & MORTGAGE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 8 .51	$ 10.50	$ 10.66
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .37	0.41	0.35
Net Realized and Unrealized Gain (Loss) on Investments	1 .11	(2 .00)	(0 .15)
Total From Investment Operations	1 .48	(1 .59)	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .40)	(0 .36)
Total Dividends and Distributions	(0 .30)	(0 .40)	(0 .36)
Net Asset Value, End of Period	$ 9.69	$ 8.51	$ 10.50
Total Return(c)	17 .99%	(15 .62)%	1 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,944	$ 2,263	$ 2,445
Ratio of Expenses to Average Net Assets(e)	1 .75%	1 .75%	1 .75%(f)
Ratio of Net Investment Income to Average Net Assets	4 .22%	4 .20%	4 .26%(f)
Portfolio Turnover Rate	365 .1%	302 .6%	259 .1%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h) Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
CALIFORNIA MUNICIPAL FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .47(a)	0.47(a)	0.47(a)	0.48	0 .48
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(1 .95)	(0 .51)	0.22	(0 .15)
Total From Investment Operations	1 .24	(1 .48)	(0 .04)	0.70	0 .33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .47)	(0 .47)	(0 .48)	(0 .48)
Distributions from Realized Gains	–	–	(0 .07)	(0 .14)	(0 .03)
Total Dividends and Distributions	(0 .46)	(0 .47)	(0 .54)	(0 .62)	(0 .51)
Net Asset Value, End of Period	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24
Total Return(b)	14 .66%	(14 .26)%	(0 .37)%	6.45%	2 .90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 266,967	$ 250,177	$ 273,618	$ 264,924	$ 241,879
Ratio of Expenses to Average Net Assets	0 .91%	1 .07%	1 .18%	0.84%	0 .84%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	0 .83%	0 .83%	0 .82%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	0 .91%	1 .08%	1 .18%	0.84%	0 .84%
Ratio of Net Investment Income to Average Net Assets	5 .29%	4 .67%	4 .30%	4.26%	4 .19%
Portfolio Turnover Rate	57 .3%	41 .7%	63 .7%	29.0%	26 .0%

	2009	2008	2007	2006	2005
CALIFORNIA MUNICIPAL FUND
Class B shares
Net Asset Value, Beginning of Period	$ 8.79	$ 10.74	$ 11.32	$ 11.24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .40(a)	0.40(a)	0.39(a)	0.39	0 .39
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(1 .96)	(0 .51)	0.22	(0 .15)
Total From Investment Operations	1 .17	(1 .56)	(0 .12)	0.61	0 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .39)	(0 .39)	(0 .39)	(0 .39)
Distributions from Realized Gains	–	–	(0 .07)	(0 .14)	(0 .03)
Total Dividends and Distributions	(0 .39)	(0 .39)	(0 .46)	(0 .53)	(0 .42)
Net Asset Value, End of Period	$ 9.57	$ 8.79	$ 10.74	$ 11.32	$ 11.24
Total Return(b)	13 .76%	(14 .93)%	(1 .12)%	5.66%	2 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,715	$ 61,118	$ 84,070	$ 132,364	$ 162,534
Ratio of Expenses to Average Net Assets	1 .70%	1 .85%	1 .92%	1.58%	1 .59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1 .63%	1 .61%	1 .58%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1 .70%	1 .85%	1 .92%	1.58%	1 .59%
Ratio of Net Investment Income to Average Net Assets	4 .54%	3 .88%	3 .53%	3.52%	3 .44%
Portfolio Turnover Rate	57 .3%	41 .7%	63 .7%	29.0%	26 .0%

	2009	2008	2007	2006	2005
CALIFORNIA MUNICIPAL FUND
Class C shares
Net Asset Value, Beginning of Period	$ 8 .79	$ 10.74	$ 11.32	$ 11 .24	$ 11.42
Income from Investment Operations:
Net Investment Income (Loss)	0 .38(a)	0.38(a)	0.39(a)	0.39	0 .39
Net Realized and Unrealized Gain (Loss) on Investments	0 .78	(1 .95)	(0 .51)	0.22	(0 .15)
Total From Investment Operations	1 .16	(1 .57)	(0 .12)	0.61	0 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .38)	(0 .39)	(0 .39)	(0 .39)
Distributions from Realized Gains	–	–	(0 .07)	(0 .14)	(0 .03)
Total Dividends and Distributions	(0 .37)	(0 .38)	(0 .46)	(0 .53)	(0 .42)
Net Asset Value, End of Period	$ 9.58	$ 8.79	$ 10.74	$ 11 .32	$ 11.24
Total Return(b)	13 .62%	(15 .01)%	(1 .14)%	5.65%	2 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,335	$ 8,010	$ 5,127	$ 4,413	$ 4,641
Ratio of Expenses to Average Net Assets	1 .88%	1 .95%	1 .95%	1.59%	1 .59%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1 .81%	1 .71%	1 .59%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1 .88%	2 .07%	2 .49%	1.59%	1 .59%
Ratio of Net Investment Income to Average Net Assets	4 .28%	3 .81%	3 .53%	3.52%	3 .44%
Portfolio Turnover Rate	57 .3%	41 .7%	63 .7%	29.0%	26 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9.93	$ 17.85	$ 16.07	$ 14 .35	$ 14.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.14	0.12	0 .11	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(6 .01)	2.13	1 .86	0 .25
Total From Investment Operations	0 .60	(5 .87)	2.25	1 .97	0 .27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .13)	(0 .09)	(0 .05)	–
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	–
Total Dividends and Distributions	(0 .11)	(2 .05)	(0 .47)	(0 .25)	–
Net Asset Value, End of Period	$ 10.42	$ 9.93	$ 17.85	$ 16 .07	$ 14.35
Total Return(c)	6 .26%	(36 .96)%	14 .31%	13.86%	1 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 201,464	$ 218,451	$ 690,007	$ 95,018	$ 88,400
Ratio of Expenses to Average Net Assets	1 .19%	1 .00%(e)	0 .89%(e)	1.20%(e)	1.11%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .14%	1 .03%	0 .74%	0.70%	0 .40%(f)
Portfolio Turnover Rate	129 .9%	121 .7%	101 .4%(g)	92.4%	86.7%(f),(h)

	2009	2008	2007	2006	2005(a)
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .77	$ 17.62	$ 15.94	$ 14 .32	$ 14.08
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	–	(0 .05)	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .50	(5 .93)	2.11	1.85	0 .25
Total From Investment Operations	0 .49	(5 .93)	2.06	1.82	0 .24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .92)	(0 .38)	(0 .20)	–
Total Dividends and Distributions	–	(1 .92)	(0 .38)	(0 .20)	–
Net Asset Value, End of Period	$ 10.26	$ 9.77	$ 17.62	$ 15 .94	$ 14.32
Total Return(c)	5 .02%	(37 .61)%	13 .14%	12.82%	1 .70%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,368	$ 25,190	$ 61,799	$ 13,117	$ 14,390
Ratio of Expenses to Average Net Assets	2 .43%	2 .04%(e)	1 .91%(e)	2 .14%(e)	1.78%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .06)%	(0 .03)%	(0 .27)%	(0 .22)%	(0 .27)%(f)
Portfolio Turnover Rate	129 .9%	121 .7%	101.4%(g)	92.4%	86.7%(f),(h)

	2009	2008	2007(i)
DISCIPLINED LARGECAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 9.85	$ 17.71	$ 16.26
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0.02	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .49	(5 .96)	1.48
Total From Investment Operations	0 .53	(5 .94)	1.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–
Distributions from Realized Gains	–	(1 .92)	–
Total Dividends and Distributions	(0 .07)	(1 .92)	–
Net Asset Value, End of Period	$ 10.31	$ 9.85	$ 17.71
Total Return(c)	5 .53%	(37 .46)%	8 .92%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,967	$ 1,526	$ 2,480
Ratio of Expenses to Average Net Assets	1 .82%(e)	1 .82%(e)	1 .82%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .48%	0 .17%	(0 .21)%(f)
Portfolio Turnover Rate	129 .9%	121 .7%	101.4%(f),(g)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.
(h) Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7.43	$ 17.33	$ 14.33	$ 11.43	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0.16	0.15	0.11	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .30	(7 .97)	4.26	3.28	1 .07
Total From Investment Operations	1 .39	(7 .81)	4.41	3.39	1 .08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .12)	(0 .14)	(0 .03)	–
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	–
Total Dividends and Distributions	(0 .15)	(2 .09)	(1 .41)	(0 .49)	–
Net Asset Value, End of Period	$ 8.67	$ 7.43	$ 17.33	$ 14.33	$ 11.43
Total Return(c)	19 .13%	(50 .60)%	33 .39%	30.57%	10 .43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 273,110	$ 257,621	$ 699,188	$ 366,675	$ 291,878
Ratio of Expenses to Average Net Assets	1 .58%	1 .39%(e)	1 .30%(e)	1.41%(e)	1.38%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1 .26%	1 .30%	0 .99%	0.84%	0 .13%(f)
Portfolio Turnover Rate	115 .6%	101 .5%	111 .3%(g)	107.5%	202.7%(f),(h)

	2009	2008	2007	2006	2005(a)
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period	$ 7.37	$ 17.21	$ 14.26	$ 11.41	$ 10.35
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.01	0.05	–	0.02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1.30	(7 .92)	4.25	3.29	1 .08
Total From Investment Operations	1 .31	(7 .87)	4.25	3.31	1 .06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	–	(0 .03)	–	–
Distributions from Realized Gains	–	(1 .97)	(1 .27)	(0 .46)	–
Total Dividends and Distributions	(0 .02)	(1 .97)	(1 .30)	(0 .46)	–
Net Asset Value, End of Period	$ 8.66	$ 7.37	$ 17.21	$ 14.26	$ 11.41
Total Return(c)	17 .84%	(51 .01)%	32 .17%	29.88%	10 .24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 23,810	$ 27,621	$ 74,783	$ 48,040	$ 43,285
Ratio of Expenses to Average Net Assets	2 .69%	2 .34%(e)	2 .26%(e)	2.10%(e)	1.99%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .17%	0 .41%	0 .01%	0.14%	(0 .48)%(f)
Portfolio Turnover Rate	115 .6%	101 .5%	111.3%(g)	107.5%	202.7%(f),(h)

	2009	2008	2007(i)
DIVERSIFIED INTERNATIONAL FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7.39	$ 17.22	$ 13.71
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.06	0.09	0.03
Net Realized and Unrealized Gain (Loss) on Investments	1.29	(7 .95)	3.48
Total From Investment Operations	1 .35	(7 .86)	3.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	–	–
Distributions from Realized Gains	–	(1 .97)	–
Total Dividends and Distributions	(0 .07)	(1 .97)	–
Net Asset Value, End of Period	$ 8.67	$ 7.39	$ 17.22
Total Return(c)	18 .50%	(50 .91)%	25 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,339	$ 11,322	$ 22,837
Ratio of Expenses to Average Net Assets	2 .08%(e)	2 .08%(e)	2 .08%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .76%	0 .73%	0 .24%(f)
Portfolio Turnover Rate	115 .6%	101 .5%	111.3%(f),(g)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.
(h) Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International
SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through
January 16, 2007.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
EQUITY INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 13.81	$ 23.81	$ 22.43	$ 20.07	$ 17.79
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .39	0.39	0.37	0.33	0 .41
Net Realized and Unrealized Gain (Loss) on Investments	0 .59	(7 .96)	2.54	3.00	2 .25
Total From Investment Operations	0 .98	(7 .57)	2.91	3.33	2 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .39)	(0 .33)	(0 .34)	(0 .38)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .41)	(2 .43)	(1 .53)	(0 .97)	(0 .38)
Net Asset Value, End of Period	$ 14.38	$ 13.81	$ 23.81	$ 22.43	$ 20.07
Total Return(b)	7 .45%	(35 .04)%	13 .59%	17.16%	15 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 594,176	$ 712,089	$ 1,894,426	$ 1,514,188	$ 887,828
Ratio of Expenses to Average Net Assets	1 .00%	0 .94%	0 .84%	0.87%	0 .90%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .84%	0.87%	0 .90%
Ratio of Net Investment Income to Average Net Assets	3 .02%	2 .06%	1 .60%	1.56%	2 .13%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(d)	81.0%	32 .0%

	2009	2008	2007	2006	2005
EQUITY INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$ 13.68	$ 23.62	$ 22.26	$ 19.93	$ 17.67
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .27	0.23	0.17	0.15	0 .24
Net Realized and Unrealized Gain (Loss) on Investments	0 .58	(7 .89)	2.53	2.98	2 .24
Total From Investment Operations	0 .85	(7 .66)	2.70	3.13	2 .48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .24)	(0 .14)	(0 .17)	(0 .22)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .28)	(2 .28)	(1 .34)	(0 .80)	(0 .22)
Net Asset Value, End of Period	$ 14.25	$ 13.68	$ 23.62	$ 22.26	$ 19.93
Total Return(b)	6 .48%	(35 .61)%	12 .68%	16.16%	14 .07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 139,115	$ 177,768	$ 391,824	$ 330,900	$ 226,390
Ratio of Expenses to Average Net Assets	1 .95%	1 .80%	1 .68%	1.73%	1 .78%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .68%	1.73%	1 .78%
Ratio of Net Investment Income to Average Net Assets	2 .09%	1 .24%	0 .76%	0.70%	1 .25%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(d)	81.0%	32 .0%

	2009	2008	2007	2006	2005
EQUITY INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$ 13.55	$ 23.42	$ 22.08	$ 19.79	$ 17.57
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .29	0.25	0.19	0.16	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	0 .58	(7 .82)	2.51	2.96	2 .22
Total From Investment Operations	0 .87	(7 .57)	2.70	3.12	2 .48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .26)	(0 .16)	(0 .20)	(0 .26)
Distributions from Realized Gains	–	(2 .04)	(1 .20)	(0 .63)	–
Total Dividends and Distributions	(0 .31)	(2 .30)	(1 .36)	(0 .83)	(0 .26)
Net Asset Value, End of Period	$ 14.11	$ 13.55	$ 23.42	$ 22.08	$ 19.79
Total Return(b)	6 .68%	(35 .55)%	12 .72%	16.28%	14 .16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 106,430	$ 134,522	$ 299,675	$ 251,685	$ 128,523
Ratio of Expenses to Average Net Assets	1 .77%	1 .70%	1 .61%	1.64%	1 .68%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .61%	1.64%	1 .68%
Ratio of Net Investment Income to Average Net Assets	2 .27%	1 .33%	0 .83%	0.79%	1 .35%
Portfolio Turnover Rate	35 .3%	75 .8%	85 .6%(d)	81.0%	32 .0%
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.
(d) Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .65
Net Realized and Unrealized Gain (Loss) on Investments	2 .72
Total From Investment Operations	3 .37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .65)
Total Dividends and Distributions	(0 .65)
Net Asset Value, End of Period	$ 12.72
Total Return(c)	35 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,591
Ratio of Expenses to Average Net Assets	1 .25%(e),(f)
Ratio of Net Investment Income to Average Net Assets	6 .07%(e)
Portfolio Turnover Rate	182 .5%(e)

2009(a)
GLOBAL DIVERSIFIED INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .57
Net Realized and Unrealized Gain (Loss) on Investments	2 .71
Total From Investment Operations	3 .28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .60)
Total Dividends and Distributions	(0 .60)
Net Asset Value, End of Period	$ 12.68
Total Return(c)	33 .99%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 999
Ratio of Expenses to Average Net Assets	2 .00%(e),(f)
Ratio of Net Investment Income to Average Net Assets	5 .48%(e)
Portfolio Turnover Rate	182 .5%(e)
(a) Period from December 15, 2008, date shares first offered, through October 31, 2009.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 5.04	$ 10.08	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.16	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0 .77	(5 .02)	0.07
Total From Investment Operations	0 .88	(4 .86)	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .26)	(0 .18)	–
Total Dividends and Distributions	(0 .26)	(0 .18)	–
Net Asset Value, End of Period	$ 5.66	$ 5.04	$ 10.08
Total Return(c)	18 .84%	(48 .89)%(d)	0 .80%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,635	$ 2,704	$ 2,139
Ratio of Expenses to Average Net Assets	1 .45%(f)	1 .45%(f)	1 .45%(f),(g)
Ratio of Net Investment Income to Average Net Assets	2 .42%	2 .06%	1 .31%(g)
Portfolio Turnover Rate	131 .1%	100 .9%	86 .7%(g)

	2009	2008	2007(a)
GLOBAL REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 4.99	$ 10.07	$ 10.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0.10	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .75	(5 .05)	0.07
Total From Investment Operations	0 .83	(4 .95)	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .13)	–
Total Dividends and Distributions	(0 .24)	(0 .13)	–
Net Asset Value, End of Period	$ 5.58	$ 4.99	$ 10.07
Total Return(c)	18 .05%	(49 .64)%	0 .70%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,420	$ 932	$ 1,546
Ratio of Expenses to Average Net Assets	2 .20%(f)	2 .20%(f)	2 .20%(f),(g)
Ratio of Net Investment Income to Average Net Assets	1 .76%	1 .23%	0 .50%(g)
Portfolio Turnover Rate	131 .1%	100 .9%	86 .7%(g)
(a) Period from October 1, 2007, date shares first offered, through October 31, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) During 2007, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(e) Total return amounts have not been annualized.
(f) Reflects Manager's contractual expense limit.
(g) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND(a)
Class A shares
Net Asset Value, Beginning of Period	$ 10.34	$ 10.54	$ 10.54	$ 10.53	$ 10.88
Income from Investment Operations:
Net Investment Income (Loss)	0 .45(b)	0.46(b)	0.47(b)	0.44	0 .41(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .57	(0 .17)	0.01	0.04	(0 .30)
Total From Investment Operations	1 .02	0.29	0.48	0.48	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .47)	(0 .49)	(0 .48)	(0 .47)	(0 .46)
Total Dividends and Distributions	(0 .47)	(0 .49)	(0 .48)	(0 .47)	(0 .46)
Net Asset Value, End of Period	$ 10.89	$ 10.34	$ 10.54	$ 10.54	$ 10.53
Total Return(c)	10 .01%	2 .72%	4 .65%	4.74%	1 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 290,408	$ 83,376	$ 90,167	$ 98,110	$ 120,615
Ratio of Expenses to Average Net Assets	0 .89%	0 .91%	0 .91%	0.91%	0 .92%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	0 .93%	0.91%	0 .92%
Ratio of Net Investment Income to Average Net Assets	4 .16%	4 .38%	4 .45%	4.25%	3 .84%
Portfolio Turnover Rate	26 .6%	5.3%	13 .6%	13.0%	34 .0%

	2009	2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND(a)
Class B shares
Net Asset Value, Beginning of Period	$ 10 .34	$ 10.53	$ 10.54	$ 10 .52	$ 10.87
Income from Investment Operations:
Net Investment Income (Loss)	0 .37(b)	0.39(b)	0.39(b)	0.37	0 .33(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .57	(0 .17)	–	0.05	(0 .30)
Total From Investment Operations	0 .94	0.22	0.39	0.42	0 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .41)	(0 .40)	(0 .40)	(0 .38)
Total Dividends and Distributions	(0 .39)	(0 .41)	(0 .40)	(0 .40)	(0 .38)
Net Asset Value, End of Period	$ 10.89	$ 10.34	$ 10.53	$ 10 .54	$ 10.52
Total Return(c)	9 .18%	2 .06%	3 .78%	4.06%	0 .28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 56,957	$ 39,613	$ 58,227	$ 85,761	$ 122,147
Ratio of Expenses to Average Net Assets	1 .65%	1 .65%	1 .66%	1.66%	1 .65%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .68%	1.66%	1 .65%
Ratio of Net Investment Income to Average Net Assets	3 .46%	3 .64%	3 .72%	3.50%	3 .11%
Portfolio Turnover Rate	26 .6%	5.3%	13 .6%	13.0%	34 .0%

	2009	2008	2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND(a)
Class C shares
Net Asset Value, Beginning of Period	$ 10 .32	$ 10.52	$ 10.53	$ 10 .51	$ 10.86
Income from Investment Operations:
Net Investment Income (Loss)	0 .37(b)	0.39(b)	0.39(b)	0.37	0 .33(b)
Net Realized and Unrealized Gain (Loss) on Investments	0 .58	(0 .18)	0.01	0.05	(0 .30)
Total From Investment Operations	0 .95	0.21	0.40	0.42	0 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .39)	(0 .41)	(0 .41)	(0 .40)	(0 .38)
Total Dividends and Distributions	(0 .39)	(0 .41)	(0 .41)	(0 .40)	(0 .38)
Net Asset Value, End of Period	$ 10.88	$ 10.32	$ 10.52	$ 10 .53	$ 10.51
Total Return(c)	9 .32%	1 .99%	3 .92%	4.00%	0 .29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,914	$ 6,118	$ 7,273	$ 7,964	$ 6,775
Ratio of Expenses to Average Net Assets	1 .63%	1 .63%	1 .63%	1.63%	1 .64%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .93%	1.63%	1 .64%
Ratio of Net Investment Income to Average Net Assets	3 .43%	3 .66%	3 .74%	3.53%	3 .12%
Portfolio Turnover Rate	26 .6%	5.3%	13 .6%	13.0%	34 .0%
(a) Effective September 30, 2009, Mortgage Securities Fund changed its name to Government & High Quality Bond Fund.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager, Underwriter and/or custodian.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
HIGH YIELD FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6.11	$ 8.75	$ 8.79	$ 8.23	$ 8.28
Income from Investment Operations:
Net Investment Income (Loss)	0 .62(a)	0.59(a)	0.59(a)	0.61	0 .56
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(2 .39)	0.21	0.55	(0 .03)
Total From Investment Operations	2 .16	(1 .80)	0.80	1.16	0 .53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .66)	(0 .60)	(0 .66)	(0 .60)	(0 .58)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .66)	(0 .84)	(0 .84)	(0 .60)	(0 .58)
Net Asset Value, End of Period	$ 7.61	$ 6.11	$ 8.75	$ 8.79	$ 8.23
Total Return(b)	37 .46%	(22 .40)%	9 .63%	14.63%	6 .56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,543,091	$ 770,504	$ 809,318	$ 422,747	$ 111,164
Ratio of Expenses to Average Net Assets	0 .95%	0 .92%	0 .85%	0.90%	0 .92%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .85%	0.90%	0 .92%
Ratio of Net Investment Income to Average Net Assets	9 .18%	7 .48%	6 .74%	7.31%	6 .76%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85.0%	94 .0%

	2009	2008	2007	2006	2005
HIGH YIELD FUND
Class B shares
Net Asset Value, Beginning of Period	$ 6 .15	$ 8.80	$ 8.83	$ 8 .27	$ 8.32
Income from Investment Operations:
Net Investment Income (Loss)	0 .57(a)	0.53(a)	0.52(a)	0.55	0 .50
Net Realized and Unrealized Gain (Loss) on Investments	1 .54	(2 .40)	0.22	0.55	(0 .03)
Total From Investment Operations	2 .11	(1 .87)	0.74	1.10	0 .47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .61)	(0 .54)	(0 .59)	(0 .54)	(0 .52)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .61)	(0 .78)	(0 .77)	(0 .54)	(0 .52)
Net Asset Value, End of Period	$ 7.65	$ 6.15	$ 8.80	$ 8 .83	$ 8.27
Total Return(b)	36 .15%	(23 .06)%	8 .82%	13.72%	5 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 75,011	$ 49,432	$ 82,104	$ 83,143	$ 73,667
Ratio of Expenses to Average Net Assets	1 .75%	1 .71%	1 .65%	1.66%	1 .68%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .68%	1.66%	1 .68%
Ratio of Net Investment Income to Average Net Assets	8 .44%	6 .64%	5 .95%	6.55%	6 .00%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85.0%	94 .0%

	2009	2008	2007	2006	2005
HIGH YIELD FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6.14	$ 8.79	$ 8.83	$ 8.27	$ 8 .32
Income from Investment Operations:
Net Investment Income (Loss)	0 .57(a)	0.53(a)	0.52(a)	0.55	0 .50
Net Realized and Unrealized Gain (Loss) on Investments	1 .56	(2 .40)	0.22	0.55	(0 .03)
Total From Investment Operations	2 .13	(1 .87)	0.74	1.10	0 .47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .61)	(0 .54)	(0 .60)	(0 .54)	(0 .52)
Distributions from Realized Gains	–	(0 .24)	(0 .18)	–	–
Total Dividends and Distributions	(0 .61)	(0 .78)	(0 .78)	(0 .54)	(0 .52)
Net Asset Value, End of Period	$ 7.66	$ 6.14	$ 8.79	$ 8.83	$ 8 .27
Total Return(b)	36 .61%	(23 .06)%	8 .76%	13.74%	5 .77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 336,498	$ 121,038	$ 139,417	$ 76,883	$ 38,475
Ratio of Expenses to Average Net Assets	1 .68%	1 .70%	1 .63%	1.65%	1 .66%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .63%	1.65%	1 .66%
Ratio of Net Investment Income to Average Net Assets	8 .34%	6 .69%	5 .97%	6.56%	6 .02%
Portfolio Turnover Rate	57 .0%	28 .8%	47 .4%	85.0%	94 .0%
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7.83	$ 8.99	$ 9.09	$ 9.05	$ 9.46
Income from Investment Operations:
Net Investment Income (Loss)	0 .52(a)	0.47(a)	0.46(a)	0.48	0 .45
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(1 .14)	(0 .06)	0.05	(0 .38)
Total From Investment Operations	1 .96	(0 .67)	0.40	0.53	0 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .53)	(0 .49)	(0 .50)	(0 .49)	(0 .48)
Total Dividends and Distributions	(0 .53)	(0 .49)	(0 .50)	(0 .49)	(0 .48)
Net Asset Value, End of Period	$ 9.26	$ 7.83	$ 8.99	$ 9.09	$ 9.05
Total Return(b)	25 .80%	(7 .90)%	4 .47%	6.02%	0 .75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 180,680	$ 122,603	$ 145,964	$ 143,590	$ 147,521
Ratio of Expenses to Average Net Assets	0 .90%	0 .90%	0 .90%	0.89%	0 .91%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	0 .90%	0.89%	0 .91%
Ratio of Net Investment Income to Average Net Assets	6 .09%	5 .32%	5 .13%	5.27%	4 .83%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26.0%	20 .0%

	2009	2008	2007	2006	2005
INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$ 7 .85	$ 9.02	$ 9.12	$ 9 .08	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)	0 .46(a)	0.41(a)	0.40(a)	0.41	0 .38
Net Realized and Unrealized Gain (Loss) on Investments	1 .44	(1 .16)	(0 .07)	0.05	(0 .38)
Total From Investment Operations	1 .90	(0 .75)	0.33	0.46	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Total Dividends and Distributions	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Net Asset Value, End of Period	$ 9.29	$ 7.85	$ 9.02	$ 9 .12	$ 9.08
Total Return(b)	24 .95%	(8 .67)%	3 .69%	5.23%	0 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 53,887	$ 51,278	$ 77,832	$ 99,751	$ 128,067
Ratio of Expenses to Average Net Assets	1 .64%	1 .64%	1 .65%	1.65%	1 .65%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .66%	1.65%	1 .65%
Ratio of Net Investment Income to Average Net Assets	5 .39%	4 .57%	4 .38%	4.51%	4 .09%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26.0%	20 .0%

	2009	2008	2007	2006	2005
INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .85	$ 9.02	$ 9.12	$ 9 .08	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)	0 .46(a)	0.41(a)	0.40(a)	0.41	0 .38
Net Realized and Unrealized Gain (Loss) on Investments	1 .45	(1 .16)	(0 .07)	0.05	(0 .38)
Total From Investment Operations	1 .91	(0 .75)	0.33	0.46	–
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Total Dividends and Distributions	(0 .46)	(0 .42)	(0 .43)	(0 .42)	(0 .41)
Net Asset Value, End of Period	$ 9.30	$ 7.85	$ 9.02	$ 9 .12	$ 9.08
Total Return(b)	25 .07%	(8 .68)%	3 .71%	5.23%	0 .01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 36,367	$ 15,103	$ 12,107	$ 10,412	$ 10,761
Ratio of Expenses to Average Net Assets	1 .65%	1 .65%	1 .65%	1.64%	1 .66%
Ratio of Gross Expenses to Average Net Assets(c)	–	–	1 .84%	1.64%	1 .66%
Ratio of Net Investment Income to Average Net Assets	5 .30%	4 .59%	4 .37%	4.52%	4 .08%
Portfolio Turnover Rate	30 .6%	15 .5%	15 .2%	26.0%	20 .0%
(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7 .15	$ 9.53	$ 9.67	$ 9.85	$ 10.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .12	0.49	0.41	0.54	0 .21
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(2 .04)	(0 .14)	(0 .21)	(0 .32)
Total From Investment Operations	0 .48	(1 .55)	0.27	0.33	(0 .11)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .72)	(0 .41)	(0 .50)	(0 .17)
Distributions from Realized Gains	–	–	–	(0 .01)	–
Tax Return of Capital Distribution	–	(0 .12)	–	–	–
Total Dividends and Distributions	(0 .01)	(0 .84)	(0 .41)	(0 .51)	(0 .17)
Redemption fees	–	0.01	–	–	–
Net Asset Value, End of Period	$ 7.62	$ 7.15	$ 9.53	$ 9.67	$ 9.85
Total Return(c)	6 .71%	(17 .81)%	2 .88%	3.38%	(1 .09)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,568	$ 6,167	$ 4,223	$ 3,851	$ 1,508
Ratio of Expenses to Average Net Assets(e)	0 .90%	0 .90%	0 .90%	0.95%	1 .10%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(e),(g)	–	N/A	N/A	0.95%	1 .10%(f)
Ratio of Net Investment Income to Average Net Assets	1 .60%	5 .54%	4 .34%	5.57%	6 .26%(f)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%	51.4%	45 .5%(f)

	2009	2008	2007(h)
INFLATION PROTECTION FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .17	$ 9.56	$ 9.49
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0.43	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0 .42	(2 .05)	0.07
Total From Investment Operations	0 .42	(1 .62)	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .01)	(0 .67)	(0 .30)
Tax Return of Capital Distribution	–	(0 .10)	–
Total Dividends and Distributions	(0 .01)	(0 .77)	(0 .30)
Net Asset Value, End of Period	$ 7.58	$ 7.17	$ 9.56
Total Return(c)	5 .81%	(18 .45)%	4 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,488	$ 1,808	$ 838
Ratio of Expenses to Average Net Assets(e)	1 .65%	1 .65%	1 .65%(f)
Ratio of Net Investment Income to Average Net Assets	0 .00%	4 .89%	4 .06%(f)
Portfolio Turnover Rate	109 .5%	32 .3%	88 .2%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period	$ 13.76	$ 39.50	$ 24.63	$ 19 .43	$ 17 .32
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.21	0.25	0 .14	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	6 .90	(20 .16)	16 .45	7 .04	2 .05
Total From Investment Operations	7 .01	(19 .95)	16 .70	7 .18	2 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .10)	(0 .08)	(0 .05)	–
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	–
Total Dividends and Distributions	(0 .04)	(5 .79)	(1 .83)	(1 .98)	–
Net Asset Value, End of Period	$ 20.73	$ 13.76	$ 39.50	$ 24 .63	$ 19 .43
Total Return(c)	51 .11%	(58 .51)%	72 .31%	39.48%	12 .18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 111,976	$ 85,229	$ 225,132	$ 83,566	$ 55,053
Ratio of Expenses to Average Net Assets	2 .00%	1 .81%	1 .74%	1.98%	1 .98%(e)
Ratio of Net Investment Income to Average Net Assets	0 .71%	0 .78%	0 .86%	0.63%	0 .91%(e)
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134.0%	181.2%(e),(f)

	2009	2008	2007	2006	2005(a)
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period	$ 13.39	$ 38.83	$ 24.37	$ 19.34	$ 17 .32
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .04)	–	(0 .04)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	6 .67	(19 .71)	16 .21	7.00	2 .05
Total From Investment Operations	6 .62	(19 .75)	16 .21	6.96	2 .02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(5 .69)	(1 .75)	(1 .93)	–
Total Dividends and Distributions	–	(5 .69)	(1 .75)	(1 .93)	–
Net Asset Value, End of Period	$ 20.01	$ 13.39	$ 38.83	$ 24.37	$ 19 .34
Total Return(c)	49 .44%	(58 .91)%	70 .81%	38.41%	11 .66%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 17,515	$ 12,272	$ 33,457	$ 14,597	$ 9,520
Ratio of Expenses to Average Net Assets	3 .08%	2 .72%	2 .62%	2.81%	3 .38%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .34)%	(0 .17)%	(0 .01)%	(0 .16)%	(0 .48)%(e)
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%	134.0%	181.2%(e),(f)

	2009	2008	2007(g)
INTERNATIONAL EMERGING MARKETS FUND
Class C shares
Net Asset Value, Beginning of Period	$ 13 .58	$ 39.30	$ 25.31
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .03)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	6 .79	(20 .00)	13 .99
Total From Investment Operations	6 .78	(20 .03)	13 .98
Less Dividends and Distributions:
Distributions from Realized Gains	–	(5 .69)	–
Total Dividends and Distributions	–	(5 .69)	–
Redemption fees	–	–	0.01
Net Asset Value, End of Period	$ 20.36	$ 13.58	$ 39.30
Total Return(c)	49 .93%	(58 .91)%	55 .43%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,583	$ 6,248	$ 10,276
Ratio of Expenses to Average Net Assets(h)	2 .80%	2 .79%	2 .80%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .08)%	(0 .12)%	(0 .01)%(e)
Portfolio Turnover Rate	133 .4%	127 .6%	141 .6%(e)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)
INTERNATIONAL GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6 .95	$ 15.53	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0.12	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .89	(7 .46)	0.54
Total From Investment Operations	0 .95	(7 .34)	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .03)	–
Distributions from Realized Gains	–	(1 .22)	–
Total Dividends and Distributions	(0 .12)	(1 .25)	–
Redemption fees	–	0.01	–
Net Asset Value, End of Period	$ 7.78	$ 6.95	$ 15.53
Total Return(c)	13 .92%	(51 .07)%	3 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,792	$ 1,760	$ 375
Ratio of Expenses to Average Net Assets(e)	1 .60%	1 .60%	1 .60%(f)
Ratio of Net Investment Income to Average Net Assets	0 .87%	1 .03%	(0 .47)%(f)
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%(f)

	2009	2008	2007(a)
INTERNATIONAL GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6 .95	$ 15.52	$ 15.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0.02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .88	(7 .37)	0.54
Total From Investment Operations	0 .89	(7 .35)	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	–	–
Distributions from Realized Gains	–	(1 .22)	–
Total Dividends and Distributions	(0 .05)	(1 .22)	–
Net Asset Value, End of Period	$ 7.79	$ 6.95	$ 15.52
Total Return(c)	12 .86%	(51 .14)%	3 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 437	$ 246	$ 22
Ratio of Expenses to Average Net Assets(e)	2 .35%	2 .35%	2 .35%(f)
Ratio of Net Investment Income to Average Net Assets	0 .12%	0 .22%	(1 .36)%(f)
Portfolio Turnover Rate	137 .7%	125 .2%	129 .4%(f)
(a) Period from October 1, 2007, date shares first offered, through October 31, 2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period	$ 6 .44	$ 10.57	$ 9.46	$ 8.36	$ 8.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0.08	0.07	0.06	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .88)	1.05	1.10	0 .15
Total From Investment Operations	0 .38	(3 .80)	1.12	1.16	0 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .05)	(0 .01)	(0 .03)	–
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	–
Total Dividends and Distributions	(0 .07)	(0 .33)	(0 .01)	(0 .06)	–
Net Asset Value, End of Period	$ 6.75	$ 6.44	$ 10.57	$ 9.46	$ 8.36
Total Return(c)	6 .05%	(37 .03)%	11 .81%	13.97%	1 .95%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 79,710	$ 82,298	$ 145,312	$ 138,832	$ 126,739
Ratio of Expenses to Average Net Assets	1 .44%(e)	1 .11%	1 .11%	1.11%	1 .04%(f)
Ratio of Net Investment Income to Average Net Assets	0 .95%	0 .96%	0 .70%	0.69%	0 .41%(f)
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65.1%	148.8%(f),(g)

	2009	2008	2007	2006	2005(a)
LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period	$ 6.30	$ 10.39	$ 9.39	$ 8.35	$ 8.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	–	(0 .03)	(0 .02)	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .81)	1.03	1.09	0 .15
Total From Investment Operations	0 .29	(3 .81)	1.00	1.07	0 .15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .28)	–	(0 .03)	–
Total Dividends and Distributions	–	(0 .28)	–	(0 .03)	–
Net Asset Value, End of Period	$ 6.59	$ 6.30	$ 10.39	$ 9.39	$ 8.35
Total Return(c)	4 .60%	(37 .62)%	10 .65%	12.87%	1 .83%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,527	$ 5,947	$ 13,747	$ 17,761	$ 21,617
Ratio of Expenses to Average Net Assets	2 .94%(e)	2 .07%	2 .15%	2.05%	1 .47%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .51)%	0 .02%	(0 .34)%	(0 .24)%	(0 .02)%(f)
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%	65.1%	148.8%(f),(g)

	2009	2008	2007(h)
LARGECAP BLEND FUND I
Class C shares
Net Asset Value, Beginning of Period	$ 6.38	$ 10.52	$ 9.84
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .03	0.02	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .32	(3 .88)	0.70
Total From Investment Operations	0 .35	(3 .86)	0.68
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–
Distributions from Realized Gains	–	(0 .28)	–
Total Dividends and Distributions	–	(0 .28)	–
Net Asset Value, End of Period	$ 6.73	$ 6.38	$ 10.52
Total Return(c)	5 .51%	(37 .63)%	6 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 748	$ 581	$ 970
Ratio of Expenses to Average Net Assets	1 .90%(e)	1 .90%(e)	1 .90%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .43%	0 .19%	(0 .29)%(f)
Portfolio Turnover Rate	94 .4%	100 .6%	106 .2%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP BLEND FUND II
Class A shares
Net Asset Value, Beginning of Period	$ 7 .22	$ 12.45	$ 11.41	$ 10 .35	$ 10.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .05	0.06	0.04	0.05	–
Net Realized and Unrealized Gain (Loss) on Investments	0 .73	(4 .22)	1.61	1.47	0 .05
Total From Investment Operations	0 .78	(4 .16)	1.65	1.52	0 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .06)	(0 .03)	(0 .04)	(0 .02)	–
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	–
Total Dividends and Distributions	(0 .06)	(1 .07)	(0 .61)	(0 .46)	–
Net Asset Value, End of Period	$ 7.94	$ 7.22	$ 12.45	$ 11 .41	$ 10.35
Total Return(c)	11 .03%	(36 .29)%	15 .07%	15.08%	0 .49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 37,739	$ 37,841	$ 68,879	$ 59,400	$ 52,211
Ratio of Expenses to Average Net Assets	1 .67%(e)	1 .35%	1 .40%	1.40%	1 .44%(f)
Ratio of Net Investment Income to Average Net Assets	0 .77%	0 .61%	0 .32%	0.45%	(0 .01)%(f)
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52.1%	51.8%(f),(g)

	2009	2008	2007	2006	2005(a)
LARGECAP BLEND FUND II
Class B shares
Net Asset Value, Beginning of Period	$ 7 .10	$ 12.33	$ 11.33	$ 10 .32	$ 10.30
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .02)	(0 .04)	(0 .02)	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	(4 .17)	1.61	1.47	0 .05
Total From Investment Operations	0 .72	(4 .19)	1.57	1.45	0 .02
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .04)	(0 .57)	(0 .44)	–
Total Dividends and Distributions	–	(1 .04)	(0 .57)	(0 .44)	–
Net Asset Value, End of Period	$ 7.82	$ 7.10	$ 12.33	$ 11 .33	$ 10.32
Total Return(c)	10 .14%	(36 .82)%	14 .37%	14.40%	0 .19%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 12,229	$ 14,273	$ 27,824	$ 25,615	$ 22,978
Ratio of Expenses to Average Net Assets	2 .52%(e)	2 .16%	2 .09%	2.00%	2 .15%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .06)%	(0 .19)%	(0 .37)%	(0 .15)%	(0 .71)%(f)
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%	52.1%	51.8%(f),(g)

	2009	2008	2007(h)
LARGECAP BLEND FUND II
Class C shares
Net Asset Value, Beginning of Period	$ 7.13	$ 12.38	$ 11.37
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .02	(0 .02)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .72	(4 .19)	1.07
Total From Investment Operations	0 .74	(4 .21)	1.01
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .04)	–
Total Dividends and Distributions	–	(1 .04)	–
Net Asset Value, End of Period	$ 7.87	$ 7.13	$ 12.38
Total Return(c)	10 .38%	(36 .84)%	8 .88%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,100	$ 922	$ 1,182
Ratio of Expenses to Average Net Assets	2 .19%(e)	2 .20%(e)	2 .20%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .24%	(0 .25)%	(0 .65)%(f)
Portfolio Turnover Rate	79 .8%	60 .0%	53 .2%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6.09	$ 9.96	$ 7.78	$ 7.09	$ 6.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .03)	–	(0 .01)	–	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	(3 .70)	2.30	0.69	0 .31
Total From Investment Operations	0 .17	(3 .70)	2.29	0.69	0 .30
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .01)	–	–
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–
Total Dividends and Distributions	–	(0 .17)	(0 .11)	–	–
Net Asset Value, End of Period	$ 6.26	$ 6.09	$ 9.96	$ 7.78	$ 7.09
Total Return(c)	2 .79%	(37 .78)%	29 .78%	9.73%	4 .42%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 287,902	$ 321,555	$ 535,659	$ 280,969	$ 270,930
Ratio of Expenses to Average Net Assets(e)	1 .38%	1 .21%	1 .19%	1.13%	1 .01%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .46)%	(0 .02)%	(0 .09)%	0.06%	(0 .24)%(f)
Portfolio Turnover Rate	86 .5%	88 .8%	113 .1%(g)	93.5%	169.0%(f),(h)

	2009	2008	2007	2006	2005(a)
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$ 5.91	$ 9.76	$ 7.69	$ 7.07	$ 6.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .08)	(0 .09)	(0 .06)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0.19	(3 .60)	2.26	0.68	0 .30
Total From Investment Operations	0 .12	(3 .68)	2.17	0.62	0 .28
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .15)	(0 .10)	–	–
Tax Return of Capital Distribution	–	(0 .02)	–	–	–
Total Dividends and Distributions	–	(0 .17)	(0 .10)	–	–
Net Asset Value, End of Period	$ 6.03	$ 5.91	$ 9.76	$ 7.69	$ 7.07
Total Return(c)	2 .03%	(38 .36)%	28 .52%	8.77%	4 .12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 22,560	$ 31,802	$ 94,254	$ 28,890	$ 35,551
Ratio of Expenses to Average Net Assets(e)	2 .30%	2 .13%	2 .12%	2.03%	1 .73%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .34)%	(0 .91)%	(1 .06)%	(0 .85)%	(0 .96)%(f)
Portfolio Turnover Rate	86 .5%	88 .8%	113.1%(g)	93.5%	169.0%(f),(h)

	2009	2008	2007(i)
LARGECAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6.00	$ 9.90	$ 8.15
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .07)	(0 .07)
Net Realized and Unrealized Gain (Loss) on Investments	0 .20	(3 .66)	1.82
Total From Investment Operations	0 .13	(3 .73)	1.75
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .15)	–
Tax Return of Capital Distribution	–	(0 .02)	–
Total Dividends and Distributions	–	(0 .17)	–
Net Asset Value, End of Period	$ 6.13	$ 6.00	$ 9.90
Total Return(c)	2 .17%	(38 .32)%	21 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,067	$ 9,311	$ 8,037
Ratio of Expenses to Average Net Assets(e)	2 .13%	2 .02%	2 .03%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .21)%	(0 .89)%	(1 .06)%(f)
Portfolio Turnover Rate	86 .5%	88 .8%	113.1%(f),(g)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.
(h) Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period	$ 5 .32	$ 9.45	$ 8.27	$ 8 .08	$ 7.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .06)	(0 .05)	(0 .02)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	(3 .67)	1.60	0.52	0 .17
Total From Investment Operations	1 .45	(3 .73)	1.55	0.50	0 .15
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	(0 .40)	(0 .37)	(0 .31)	–
Net Asset Value, End of Period	$ 6.77	$ 5.32	$ 9.45	$ 8 .27	$ 8.08
Total Return(c)	27 .26%	(41 .07)%	19 .42%	6.12%	1 .89%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 39,354	$ 30,125	$ 55,689	$ 48,815	$ 48,782
Ratio of Expenses to Average Net Assets	1 .94%(e)	1 .57%	1 .59%	1.56%	1 .47%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .04)%	(0 .83)%	(0 .57)%	(0 .30)%	(0 .86)%(f)
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58.5%	66.5%(f),(g)

	2009	2008	2007	2006	2005(a)
LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period	$ 5.16	$ 9.25	$ 8.18	$ 8 .06	$ 7.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .12)	(0 .13)	(0 .12)	(0 .09)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .45	(3 .56)	1.56	0.52	0 .18
Total From Investment Operations	1 .33	(3 .69)	1.44	0.43	0 .13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .40)	(0 .37)	(0 .31)	–
Total Dividends and Distributions	–	(0 .40)	(0 .37)	(0 .31)	–
Net Asset Value, End of Period	$ 6.49	$ 5.16	$ 9.25	$ 8 .18	$ 8.06
Total Return(c)	25 .78%	(41 .54)%	18 .25%	5.24%	1 .64%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,317	$ 5,467	$ 12,656	$ 13,696	$ 14,707
Ratio of Expenses to Average Net Assets	3 .17%(e)	2 .47%	2 .50%	2.39%	2 .39%(f)
Ratio of Net Investment Income to Average Net Assets	(2 .27)%	(1 .73)%	(1 .46)%	(1 .12)%	(1 .79)%(f)
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%	58.5%	66.5%(f),(g)

	2009	2008	2007(h)
LARGECAP GROWTH FUND I
Class C shares
Net Asset Value, Beginning of Period	$ 5.32	$ 9.50	$ 8.55
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .11)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	1 .51	(3 .67)	1.05
Total From Investment Operations	1 .44	(3 .78)	0.95
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .40)	–
Total Dividends and Distributions	–	(0 .40)	–
Net Asset Value, End of Period	$ 6.76	$ 5.32	$ 9.50
Total Return(c)	27 .07%	(41 .39)%	11 .11%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 998	$ 415	$ 652
Ratio of Expenses to Average Net Assets	2 .19%(e)	2 .20%(e)	2 .20%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .30)%	(1 .46)%	(1 .44)%(f)
Portfolio Turnover Rate	98 .9%	64 .5%	47 .7%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period	$ 5.87	$ 9.91	$ 8.92	$ 8.15	$ 8.06
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .02)	(0 .04)	(0 .05)	(0 .05)	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .81	(3 .07)	1.77	0.91	0 .11
Total From Investment Operations	0 .79	(3 .11)	1.72	0.86	0 .09
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .93)	(0 .73)	(0 .09)	–
Total Dividends and Distributions	–	(0 .93)	(0 .73)	(0 .09)	–
Net Asset Value, End of Period	$ 6.66	$ 5.87	$ 9.91	$ 8.92	$ 8.15
Total Return(c)	13 .46%	(34 .55)%	20 .74%	10.61%	1 .12%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,188	$ 1,107	$ 1,235	$ 595	$ 141
Ratio of Expenses to Average Net Assets	1 .69%(e)	1 .70%(e)	1 .70%(e)	1.70%(e)	1 .70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .26)%	(0 .53)%	(0 .55)%	(0 .58)%	(0 .80)%(f)
Portfolio Turnover Rate	140 .0%	132 .4%	138.3%(g)	143.4%	95 .2%(f)

	2009	2008	2007(h)
LARGECAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period	$ 5.78	$ 9.84	$ 8.52
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .10)	(0 .10)
Net Realized and Unrealized Gain (Loss) on Investments	0 .79	(3 .03)	1.42
Total From Investment Operations	0 .73	(3 .13)	1.32
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .93)	–
Total Dividends and Distributions	–	(0 .93)	–
Net Asset Value, End of Period	$ 6.51	$ 5.78	$ 9.84
Total Return(c)	12 .63%	(35 .04)%	15 .49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 531	$ 374	$ 418
Ratio of Expenses to Average Net Assets	2 .44%(e)	2 .45%(e)	2 .45%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0 .97)%	(1 .28)%	(1 .38)%(f)
Portfolio Turnover Rate	140 .0%	132 .4%	138.3%(f),(g)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6 .85	$ 11.06	$ 9.86	$ 8 .66	$ 8.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.15	0.14	0.12	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	0 .48	(4 .10)	1.21	1.22	0 .04
Total From Investment Operations	0 .59	(3 .95)	1.35	1.34	0 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .13)	(0 .14)	(0 .12)	(0 .10)	–
Distributions from Realized Gains	–	(0 .12)	(0 .03)	(0 .04)	–
Total Dividends and Distributions	(0 .13)	(0 .26)	(0 .15)	(0 .14)	–
Net Asset Value, End of Period	$ 7.31	$ 6.85	$ 11.06	$ 9 .86	$ 8.66
Total Return(c)	9 .03%	(36 .55)%	13 .86%	15.54%	0 .81%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 55,393	$ 53,542	$ 90,317	$ 78,995	$ 72,994
Ratio of Expenses to Average Net Assets	0 .79%	0 .65%	0 .66%	0.67%	0 .64%(e)
Ratio of Net Investment Income to Average Net Assets	1 .69%	1 .57%	1 .34%	1.31%	1 .03%(e)
Portfolio Turnover Rate	7 .6%	8.2%	5.6%	3 .7%	11.5%(e),(f)

	2009	2008	2007(g)
LARGECAP S&P 500 INDEX FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6 .81	$ 10.99	$ 10.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	0 .46	(4 .07)	0.82
Total From Investment Operations	0 .54	(3 .99)	0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .07)	–
Distributions from Realized Gains	–	(0 .12)	–
Total Dividends and Distributions	(0 .10)	(0 .19)	–
Net Asset Value, End of Period	$ 7.25	$ 6.81	$ 10.99
Total Return(c)	8 .11%	(36 .92)%	8 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,898	$ 2,428	$ 2,691
Ratio of Expenses to Average Net Assets(h)	1 .30%	1 .30%	1 .30%(e)
Ratio of Net Investment Income to Average Net Assets	1 .20%	0 .92%	0 .56%(e)
Portfolio Turnover Rate	7 .6%	8.2%	5.6%(e)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$ 7.93	$ 13.53	$ 13.11	$ 11.34	$ 11 .31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0.19	0.19	0.18	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .59)	1.00	1.98	(0 .02)
Total From Investment Operations	0 .07	(4 .40)	1.19	2.16	0 .03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .16)	(0 .17)	(0 .10)	–
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	–
Total Dividends and Distributions	(0 .16)	(1 .20)	(0 .77)	(0 .39)	–
Net Asset Value, End of Period	$ 7.84	$ 7.93	$ 13.53	$ 13.11	$ 11 .34
Total Return(c)	1 .01%	(35 .48)%	9 .47%	19.53%	0 .27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 152,407	$ 171,897	$ 298,926	$ 295,285	$ 281,278
Ratio of Expenses to Average Net Assets	1 .11%	0 .97%	0 .94%	0.90%	0 .80%(e)
Ratio of Net Investment Income to Average Net Assets	1 .91%	1 .78%	1 .41%	1.50%	1 .18%(e)
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92.8%	181.1%(e),(f)

	2009	2008	2007	2006	2005(a)
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$ 7.87	$ 13.42	$ 13.00	$ 11.33	$ 11 .31
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .04	0.09	0.04	0.06	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(0 .07)	(4 .57)	1.01	1.96	(0 .01)
Total From Investment Operations	(0 .03)	(4 .48)	1.05	2.02	0 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .04)	(0 .03)	(0 .03)	(0 .06)	–
Distributions from Realized Gains	–	(1 .04)	(0 .60)	(0 .29)	–
Total Dividends and Distributions	(0 .04)	(1 .07)	(0 .63)	(0 .35)	–
Net Asset Value, End of Period	$ 7.80	$ 7.87	$ 13.42	$ 13.00	$ 11 .33
Total Return(c)	(0 .37)%	(36 .08)%	8 .37%	18.18%	0 .18%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,575	$ 9,598	$ 20,306	$ 23,025	$ 24,515
Ratio of Expenses to Average Net Assets	2 .42%	1 .96%	2 .01%	1.88%	1 .22%(e)
Ratio of Net Investment Income to Average Net Assets	0 .62%	0 .80%	0 .34%	0.52%	0 .77%(e)
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%	92.8%	181.1%(e),(f)

	2009	2008	2007(g)
LARGECAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$ 7 .89	$ 13.44	$ 12.80
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0.11	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0 .08)	(4 .55)	0.59
Total From Investment Operations	0 .01	(4 .44)	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .14)	(0 .07)	–
Distributions from Realized Gains	–	(1 .04)	–
Total Dividends and Distributions	(0 .14)	(1 .11)	–
Net Asset Value, End of Period	$ 7.76	$ 7.89	$ 13.44
Total Return(c)	0 .28%	(35 .81)%	5 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,300	$ 1,130	$ 1,043
Ratio of Expenses to Average Net Assets(h)	1 .70%	1 .70%	1 .70%(e)
Ratio of Net Investment Income to Average Net Assets	1 .31%	1 .02%	0 .44%(e)
Portfolio Turnover Rate	170 .2%	132 .1%	100 .3%(e)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
LARGECAP VALUE FUND III
Class A shares
Net Asset Value, Beginning of Period	$ 8 .47	$ 15.88	$ 15.58	$ 13 .51	$ 13.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0.22	0.18	0.16	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .26	(6 .50)	0.97	2.51	(0 .10)
Total From Investment Operations	0 .39	(6 .28)	1.15	2.67	(0 .08)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .19)	(0 .14)	(0 .09)	–
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	–
Total Dividends and Distributions	(0 .15)	(1 .13)	(0 .85)	(0 .60)	–
Net Asset Value, End of Period	$ 8.71	$ 8.47	$ 15.88	$ 15 .58	$ 13.51
Total Return(c)	4 .79%	(42 .36)%	7 .63%	20.40%	(0 .59)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,568	$ 32,423	$ 69,156	$ 64,815	$ 53,806
Ratio of Expenses to Average Net Assets	1 .15%(e)	1 .43%	1 .41%	1.41%	1 .49%(f)
Ratio of Net Investment Income to Average Net Assets	1 .70%	1 .81%	1 .17%	1.10%	0 .47%(f)
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20.7%	28.1%(f),(g)

	2009	2008	2007	2006	2005(a)
LARGECAP VALUE FUND III
Class B shares
Net Asset Value, Beginning of Period	$ 8.42	$ 15.81	$ 15.54	$ 13 .47	$ 13.59
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .08	0.11	0.06	0.07	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .47)	0.96	2.51	(0 .10)
Total From Investment Operations	0 .33	(6 .36)	1.02	2.58	(0 .12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .03)	(0 .09)	(0 .04)	–	–
Distributions from Realized Gains	–	(0 .94)	(0 .71)	(0 .51)	–
Total Dividends and Distributions	(0 .03)	(1 .03)	(0 .75)	(0 .51)	–
Net Asset Value, End of Period	$ 8.72	$ 8.42	$ 15.81	$ 15 .54	$ 13.47
Total Return(c)	3 .97%	(42 .87)%	6 .74%	19.67%	(0 .88)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,596	$ 10,135	$ 23,269	$ 23,374	$ 20,509
Ratio of Expenses to Average Net Assets	1 .90%(e)	2 .30%	2 .18%	2.05%	2 .28%(f)
Ratio of Net Investment Income to Average Net Assets	0 .99%	0 .94%	0 .40%	0.46%	(0 .33)%(f)
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%	20.7%	28.1%(f),(g)

	2009	2008	2007(h)
LARGECAP VALUE FUND III
Class C shares
Net Asset Value, Beginning of Period	$ 8.43	$ 15.80	$ 15.39
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .07	0.11	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0 .25	(6 .46)	0.39
Total From Investment Operations	0 .32	(6 .35)	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .05)	(0 .08)	–
Distributions from Realized Gains	–	(0 .94)	–
Total Dividends and Distributions	(0 .05)	(1 .02)	–
Net Asset Value, End of Period	$ 8.70	$ 8.43	$ 15.80
Total Return(c)	3 .92%	(42 .78)%	2 .66%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 866	$ 884	$ 1,363
Ratio of Expenses to Average Net Assets	1 .90%(e)	2 .25%(e)	2 .25%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0 .94%	0 .95%	0 .13%(f)
Portfolio Turnover Rate	98 .7%	55 .3%	29 .2%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9.54	$ 15.97	$ 14.89	$ 13.78	$ 13.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .01)	0.01	0.04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .43	(4 .94)	2.52	1.81	0 .49
Total From Investment Operations	1 .43	(4 .95)	2.53	1.85	0 .50
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	(0 .03)	(0 .03)	–
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–
Total Dividends and Distributions	(0 .52)	(1 .48)	(1 .45)	(0 .74)	–
Net Asset Value, End of Period	$ 10.45	$ 9.54	$ 15.97	$ 14.89	$ 13.78
Total Return(c)	16 .52%	(33 .98)%	18 .27%	13.87%	3 .77%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 435,797	$ 362,130	$ 596,568	$ 549,528	$ 517,870
Ratio of Expenses to Average Net Assets(e)	1 .23%	1 .06%	1 .02%	1.02%	1 .02%(f)
Ratio of Net Investment Income to Average Net Assets	0 .02%	(0 .05)%	0 .03%	0.28%	0 .21%(f)
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43.4%	133.8%(f),(g)

	2009	2008	2007	2006	2005(a)
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9.46	$ 15.92	$ 14.86	$ 13.76	$ 13.28
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .09)	(0 .06)	(0 .04)	–	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .39	(4 .92)	2.52	1.81	0 .48
Total From Investment Operations	1 .30	(4 .98)	2.48	1.81	0 .48
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–
Total Dividends and Distributions	(0 .52)	(1 .48)	(1 .42)	(0 .71)	–
Net Asset Value, End of Period	$ 10.24	$ 9.46	$ 15.92	$ 14.86	$ 13.76
Total Return(c)	15 .21%	(34 .31)%	17 .93%	13.60%	3 .61%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,993	$ 35,769	$ 69,393	$ 68,090	$ 71,900
Ratio of Expenses to Average Net Assets(e)	2 .27%	1 .50%	1 .32%	1.32%	1 .32%(f)
Ratio of Net Investment Income to Average Net Assets	(1 .01)%	(0 .48)%	(0 .26)%	(0 .02)%	(0 .09)%(f)
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%	43.4%	133.8%(f),(g)

	2009	2008	2007(h)
MIDCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 9 .38	$ 15.86	$ 14.20
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .07)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	1 .39	(4 .88)	1.78
Total From Investment Operations	1 .32	(5 .00)	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(0 .52)	(1 .48)	–
Total Dividends and Distributions	(0 .52)	(1 .48)	–
Net Asset Value, End of Period	$ 10.18	$ 9.38	$ 15.86
Total Return(c)	15 .57%	(34 .58)%	11 .69%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 10,048	$ 3,639	$ 3,914
Ratio of Expenses to Average Net Assets(e)	1 .95%	1 .95%	1 .95%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .73)%	(0 .94)%	(0 .98)%(f)
Portfolio Turnover Rate	12 .9%	26 .8%	30 .6%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
MIDCAP GROWTH FUND III
Class A shares
Net Asset Value, Beginning of Period	$ 6.20	$ 11.99	$ 9.46	$ 8.77	$ 8.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .10)	(0 .12)	(0 .09)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	(4 .92)	2.93	0.85	0 .41
Total From Investment Operations	1 .00	(5 .02)	2.81	0.76	0 .37
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 7.20	$ 6.20	$ 11.99	$ 9.46	$ 8.77
Total Return(c)	16 .13%	(44 .68)%	30 .43%	8.64%	4 .40%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 26,926	$ 21,252	$ 39,400	$ 27,926	$ 25,628
Ratio of Expenses to Average Net Assets	1 .74%(e)	1 .73%(e)	1 .75%(e)	1.75%(e)	1.75%(e),(f)
Ratio of Gross Expenses to Average Net Assets	1 .98%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	(0 .92)%	(1 .05)%	(1 .17)%	(0 .97)%	(1 .40)%(f)
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145.8%	185.7%(f),(g)

	2009	2008	2007	2006	2005(a)
MIDCAP GROWTH FUND III
Class B shares
Net Asset Value, Beginning of Period	$ 6.04	$ 11.78	$ 9.36	$ 8.75	$ 8.40
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .17)	(0 .20)	(0 .16)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	1 .03	(4 .80)	2.90	0.84	0 .41
Total From Investment Operations	0 .93	(4 .97)	2.70	0.68	0 .35
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	(0 .28)	(0 .07)	–
Total Dividends and Distributions	–	(0 .77)	(0 .28)	(0 .07)	–
Net Asset Value, End of Period	$ 6.97	$ 6.04	$ 11.78	$ 9.36	$ 8.75
Total Return(c)	15 .40%	(45 .07)%	29 .55%	7.74%	4 .17%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,206	$ 5,477	$ 12,895	$ 10,516	$ 10,436
Ratio of Expenses to Average Net Assets	2 .49%(e)	2 .50%(e)	2 .50%(e)	2.50%(e)	2.50%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .66)%	(1 .81)%	(1 .91)%	(1 .71)%	(2 .14)%(f)
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%	145.8%	185.7%(f),(g)

	2009	2008	2007(h)
MIDCAP GROWTH FUND III
Class C shares
Net Asset Value, Beginning of Period	$ 6.15	$ 11.99	$ 9.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .17)	(0 .17)
Net Realized and Unrealized Gain (Loss) on Investments	1 .03	(4 .90)	2.37
Total From Investment Operations	0 .93	(5 .07)	2.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .77)	–
Total Dividends and Distributions	–	(0 .77)	–
Net Asset Value, End of Period	$ 7.08	$ 6.15	$ 11.99
Total Return(c)	15 .12%	(45 .12)%	22 .47%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,513	$ 778	$ 1,070
Ratio of Expenses to Average Net Assets	2 .49%(e)	2 .50%(e)	2 .50%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .69)%	(1 .82)%	(1 .94)%(f)
Portfolio Turnover Rate	126 .2%	167 .3%	144 .9%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

2009(a)
MIDCAP VALUE FUND I
Class A shares
Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	3.39
Total From Investment Operations	3 .42
Net Asset Value, End of Period	$ 9.66
Total Return(b)	54 .81%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,996
Ratio of Expenses to Average Net Assets	1 .34%(d),(e)
Ratio of Net Investment Income to Average Net Assets	0 .53%(d)
Portfolio Turnover Rate	95 .7%(d)

2009(a)
MIDCAP VALUE FUND I
Class B shares
Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	3.38
Total From Investment Operations	3 .37
Net Asset Value, End of Period	$ 9.61
Total Return(b)	54 .01%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,063
Ratio of Expenses to Average Net Assets	2 .09%(d),(e)
Ratio of Net Investment Income to Average Net Assets	(0 .21)%(d)
Portfolio Turnover Rate	95 .7%(d)

2009(a)
MIDCAP VALUE FUND I
Class C shares
Net Asset Value, Beginning of Period	$ 6.24
Income from Investment Operations:
Net Investment Income (Loss)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	3.38
Total From Investment Operations	3 .37
Net Asset Value, End of Period	$ 9.61
Total Return(b)	54 .01%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,091
Ratio of Expenses to Average Net Assets	2 .09%(d),(e)
Ratio of Net Investment Income to Average Net Assets	(0 .23)%(d)
Portfolio Turnover Rate	95 .7%(d)
(a) Period from March 2, 2009, date shares first offered, through October 31, 2009.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Total return amounts have not been annualized.
(d) Computed on an annualized basis.
(e) Reflects Manager's contractual expense limit.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .01	0.03	0.05	0.04	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	(0 .01)	–	–	–	–
Total From Investment Operations	–	0.03	0.05	0.04	0 .01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .03)	(0 .05)	(0 .04)	(0 .01)
Total Dividends and Distributions	–	(0 .03)	(0 .05)	(0 .04)	(0 .01)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	0 .47%	3 .02%	5 .02%	4.41%	1 .02%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 637,007	$ 775,670	$ 1,953,474	$ 431,696	$ 344,589
Ratio of Expenses to Average Net Assets	0 .55%	0 .50%(e)	0 .44%(e)	0.54%(e)	0.60%(e),(f)
Ratio of Gross Expenses to Average Net Assets(g)	0 .58%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .51%	3 .19%	4 .91%	4.35%	2 .95%(f)

	2009	2008	2007	2006	2005(a)
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period	$ 1 .00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0.02	0.04	0.03	0 .01
Total From Investment Operations	–	0.02	0.04	0.03	0 .01
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .04)	(0 .03)	(0 .01)
Total Dividends and Distributions	–	(0 .02)	(0 .04)	(0 .03)	(0 .01)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	0 .16%	2 .03%	4 .04%	2.90%	0 .59%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 66,726	$ 87,353	$ 33,265	$ 2,976	$ 3,099
Ratio of Expenses to Average Net Assets	0 .89%	1 .50%(e)	1 .41%(e)	1.98%(e)	1 .87%(e),(f)
Ratio of Gross Expenses to Average Net Assets(h)	1 .62%	–	–	–	–
Ratio of Net Investment Income to Average Net Assets	0 .17%	1 .87%	3 .95%	2.90%	1 .67%(f)

	2009	2008	2007(i)
MONEY MARKET FUND
Class C shares
Net Asset Value, Beginning of Period	$ 1 .00	$ 1.00	$ 1.00
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	0.02	0.03
Total From Investment Operations	–	0.02	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .02)	(0 .03)
Total Dividends and Distributions	–	(0 .02)	(0 .03)
Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00
Total Return(c)	0 .21%	2 .08%	2 .94%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,747	$ 42,966	$ 11,214
Ratio of Expenses to Average Net Assets	0 .83%	1 .44%(e)	1 .70%(e),(f)
Ratio of Gross Expenses to Average Net Assets(h)	1 .63%	–	–
Ratio of Net Investment Income to Average Net Assets	0 .23%	1 .84%	3 .67%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Excludes expense reimbursement from Manager.
(h) Excludes expense reimbursement from Manager and/or Underwriter.
(i) Period from January 16, 2007, date shares first offered, through October 31, 2007.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6.68	$ 10.11	$ 10.76	$ 10.60	$ 10.94
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.59	0.58	0.59	0.57	0 .19
Net Realized and Unrealized Gain (Loss) on Investments	2.20	(3 .45)	(0 .63)	0.09	(0 .26)
Total From Investment Operations	2 .79	(2 .87)	(0 .04)	0.66	(0 .07)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .59)	(0 .56)	(0 .61)	(0 .50)	(0 .27)
Total Dividends and Distributions	(0 .59)	(0 .56)	(0 .61)	(0 .50)	(0 .27)
Net Asset Value, End of Period	$ 8.88	$ 6.68	$ 10.11	$ 10.76	$ 10.60
Total Return(c)	44 .34%	(29 .61)%	(0 .45)%	6.44%	(0 .66)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 669,875	$ 190,999	$ 81,441	$ 7,105	$ 2,174
Ratio of Expenses to Average Net Assets(e)	1 .00%	1 .00%	1 .00%	1.08%	1 .35%(f)
Ratio of Net Investment Income to Average Net Assets	7 .87%	6 .61%	5 .65%	5.42%	5 .07%(f)
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%	22.4%	17 .8%(f)

	2009	2008	2007(g)
PREFERRED SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6.68	$ 10.11	$ 10.79
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .53	0.52	0.39
Net Realized and Unrealized Gain (Loss) on Investments	2 .20	(3 .46)	(0 .68)
Total From Investment Operations	2 .73	(2 .94)	(0 .29)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .54)	(0 .49)	(0 .39)
Total Dividends and Distributions	(0 .54)	(0 .49)	(0 .39)
Net Asset Value, End of Period	$ 8.87	$ 6.68	$ 10.11
Total Return(c)	43 .19%	(30 .14)%	(2 .72)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 432,896	$ 116,229	$ 21,750
Ratio of Expenses to Average Net Assets(e)	1 .75%	1 .75%	1 .75%(f)
Ratio of Net Investment Income to Average Net Assets	7 .14%	5 .94%	4 .85%(f)
Portfolio Turnover Rate	26 .2%	18 .7%	33 .9%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND(a)
Class A shares
Net Asset Value, Beginning of Period	$ 30.71	$ 49.35	$ 43.09	$ 38.99	$ 35.04
Income from Investment Operations:
Net Investment Income (Loss)	0 .18(b)	0.23(b)	0.30(b)	0.18	0 .25
Net Realized and Unrealized Gain (Loss) on Investments	3 .34	(15 .43)	7.13	5.02	4 .33
Total From Investment Operations	3 .52	(15 .20)	7.43	5.20	4 .58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .23)	(0 .18)	(0 .13)	(0 .20)
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(1 .68)	(3 .44)	(1 .17)	(1 .10)	(0 .63)
Net Asset Value, End of Period	$ 32.55	$ 30.71	$ 49.35	$ 43.09	$ 38.99
Total Return(c)	12 .58%	(32 .95)%	17 .59%	13.50%	13 .13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 375,874	$ 390,075	$ 956,005	$ 880,755	$ 735,037
Ratio of Expenses to Average Net Assets	1 .07%	0 .93%	0 .83%	0.85%	0 .91%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	0 .83%	0.85%	0 .91%
Ratio of Net Investment Income to Average Net Assets	0 .65%	0 .57%	0 .63%	0.44%	0 .68%
Portfolio Turnover Rate	23 .8%	9.7%	17 .6%	15.0%	13 .0%

	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND(a)
Class B shares
Net Asset Value, Beginning of Period	$ 26.58	$ 43.33	$ 38.16	$ 34.84	$ 31.48
Income from Investment Operations:
Net Investment Income (Loss)	(0 .10)(b)	(0 .14)(b)	(0 .10)(b)	(0 .18)	(0 .09)
Net Realized and Unrealized Gain (Loss) on Investments	2 .85	(13 .40)	6.26	4.47	3 .88
Total From Investment Operations	2 .75	(13 .54)	6.16	4.29	3 .79
Less Dividends and Distributions:
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Net Asset Value, End of Period	$ 27.81	$ 26.58	$ 43.33	$ 38.16	$ 34.84
Total Return(c)	11 .42%	(33 .59)%	16 .46%	12.45%	12 .09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 80,421	$ 92,828	$ 185,705	$ 184,340	$ 167,531
Ratio of Expenses to Average Net Assets	2 .12%	1 .88%	1 .74%	1.78%	1 .85%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .74%	1.78%	1 .85%
Ratio of Net Investment Income to Average Net Assets	(0 .39)%	(0 .41)%	(0 .27)%	(0 .49)%	(0 .26)%
Portfolio Turnover Rate	23 .8%	9.7%	17 .6%	15.0%	13 .0%

	2009	2008	2007	2006	2005
PRINCIPAL CAPITAL APPRECIATION FUND(a)
Class C shares
Net Asset Value, Beginning of Period	$ 26 .71	$ 43.53	$ 38.31	$ 34 .94	$ 31.56
Income from Investment Operations:
Net Investment Income (Loss)	(0 .11)(b)	(0 .14)(b)	(0 .08)(b)	(0 .16)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	2 .86	(13 .47)	6.29	4.50	3 .88
Total From Investment Operations	2 .75	(13 .61)	6.21	4.34	3 .82
Less Dividends and Distributions:
Dividends from Net Investment Income	–	–	–	–	(0 .01)
Distributions from Realized Gains	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .43)
Total Dividends and Distributions	(1 .52)	(3 .21)	(0 .99)	(0 .97)	(0 .44)
Net Asset Value, End of Period	$ 27.94	$ 26.71	$ 43.53	$ 38 .31	$ 34.94
Total Return(c)	11 .36%	(33 .60)%	16 .56%	12.53%	12 .18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 15,610	$ 12,632	$ 22,174	$ 21,039	$ 13,613
Ratio of Expenses to Average Net Assets	2 .15%	1 .87%	1 .69%	1.69%	1 .78%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	1 .74%	1.69%	1 .78%
Ratio of Net Investment Income to Average Net Assets	(0 .46)%	(0 .40)%	(0 .23)%	(0 .40)%	(0 .19)%
Portfolio Turnover Rate	23 .8%	9.7%	17 .6%	15.0%	13 .0%
(a) Effective June 30, 2009, West Coast Equity Fund changed its name to Principal Capital Appreciation Fund.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .24	$ 14.23	$ 13.28	$ 12 .11	$ 12.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .25	0.43	0.37	0 .32	0 .05
Net Realized and Unrealized Gain (Loss) on Investments	1 .02	(4 .75)	1.00	1 .08	0 .02
Total From Investment Operations	1 .27	(4 .32)	1.37	1 .40	0 .07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .44)	(0 .35)	(0 .15)	–
Distributions from Realized Gains	(0 .30)	(0 .23)	(0 .07)	(0 .08)	–
Total Dividends and Distributions	(0 .61)	(0 .67)	(0 .42)	(0 .23)	–
Net Asset Value, End of Period	$ 9.90	$ 9.24	$ 14.23	$ 13 .28	$ 12.11
Total Return(c)	15 .03%	(31 .75)%	10 .62%	11 .78%	0 .58%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 32,081	$ 27,444	$ 33,273	$ 17,464	$ 3,070
Ratio of Expenses to Average Net Assets(e),(f)	0 .47%	0 .50%	0 .50%	0 .62%	1 .30%(g)
Ratio of Net Investment Income to Average Net Assets	2 .89%	3 .58%	2 .69%	2 .53%	1 .27%(g)
Portfolio Turnover Rate	28 .4%	12 .7%	14 .7%	16 .6%	10 .2%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .35	$ 15.16	$ 13.75	$ 12 .28	$ 12.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .23	0.37	0.31	0 .25	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	1 .12	(5 .49)	1.54	1 .48	0 .12
Total From Investment Operations	1 .35	(5 .12)	1.85	1 .73	0 .15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .40)	(0 .35)	(0 .16)	–
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	–
Total Dividends and Distributions	(0 .61)	(0 .69)	(0 .44)	(0 .26)	–
Net Asset Value, End of Period	$ 10.09	$ 9.35	$ 15.16	$ 13 .75	$ 12.28
Total Return(c)	15 .75%	(35 .25)%	13 .75%	14 .34%	1 .24%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 67,298	$ 49,723	$ 52,923	$ 23,723	$ 3,655
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0 .61%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .57%	2 .93%	2 .17%	1 .91%	0 .75%(g)
Portfolio Turnover Rate	15 .7%	7.1%	15 .1%	7 .4%	5.5%(g)

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9.33	$ 15.12	$ 13.72	$ 12.24	$ 12.13
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .17	0.32	0.21	0 .14	–
Net Realized and Unrealized Gain (Loss) on Investments	1 .10	(5 .52)	1.52	1 .50	0 .11
Total From Investment Operations	1 .27	(5 .20)	1.73	1 .64	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .16)	(0 .30)	(0 .24)	(0 .06)	–
Distributions from Realized Gains	(0 .36)	(0 .29)	(0 .09)	(0 .10)	–
Total Dividends and Distributions	(0 .52)	(0 .59)	(0 .33)	(0 .16)	–
Net Asset Value, End of Period	$ 10.08	$ 9.33	$ 15.12	$ 13.72	$ 12.24
Total Return(c)	14 .74%	(35 .71)%	12 .80%	13 .57%	0 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 8,049	$ 7,264	$ 11,033	$ 5,682	$ 979
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1 .40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .97%	2 .55%	1 .50%	1 .11%	(0 .04)%(g)
Portfolio Turnover Rate	15 .7%	7.1%	15 .1%	7 .4%	5.5%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .08	$ 15.30	$ 13.64	$ 12 .07	$ 11.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .19	0.36	0.26	0 .18	0 .01
Net Realized and Unrealized Gain (Loss) on Investments	1 .09	(5 .87)	1.81	1 .66	0 .18
Total From Investment Operations	1 .28	(5 .51)	2.07	1 .84	0 .19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .39)	(0 .31)	(0 .15)	–
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	–
Total Dividends and Distributions	(0 .56)	(0 .71)	(0 .41)	(0 .27)	–
Net Asset Value, End of Period	$ 9.80	$ 9.08	$ 15.30	$ 13 .64	$ 12.07
Total Return(c)	15 .44%	(37 .66)%	15 .55%	15 .46%	1 .60%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 49,349	$ 33,002	$ 39,873	$ 17,509	$ 2,564
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0 .64%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	2 .18%	2 .85%	1 .81%	1 .39%	0 .14%(g)
Portfolio Turnover Rate	9 .5%	6.6%	15 .5%	9 .4%	4.8%(g)

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9.08	$ 15.28	$ 13.60	$ 12.04	$ 11.88
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .14	0.30	0.15	0 .09	(0 .03)
Net Realized and Unrealized Gain (Loss) on Investments	1 .08	(5 .90)	1.84	1 .65	0 .19
Total From Investment Operations	1 .22	(5 .60)	1.99	1 .74	0 .16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .11)	(0 .28)	(0 .21)	(0 .06)	–
Distributions from Realized Gains	(0 .36)	(0 .32)	(0 .10)	(0 .12)	–
Total Dividends and Distributions	(0 .47)	(0 .60)	(0 .31)	(0 .18)	–
Net Asset Value, End of Period	$ 9.83	$ 9.08	$ 15.28	$ 13.60	$ 12.04
Total Return(c)	14 .57%	(38 .04)%	14 .86%	14 .55%	1 .35%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,373	$ 6,193	$ 9,058	$ 4,175	$ 789
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1 .40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .58%	2 .36%	1 .08%	0 .72%	(0 .68)%(g)
Portfolio Turnover Rate	9 .5%	6.6%	15 .5%	9 .4%	4.8%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8 .99	$ 15.57	$ 13.68	$ 12.18	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .16	0.34	0.22	0 .14	(0 .02)
Net Realized and Unrealized Gain (Loss) on Investments	1 .07	(6 .22)	2.07	1 .76	0 .24
Total From Investment Operations	1 .23	(5 .88)	2.29	1 .90	0 .22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .17)	(0 .39)	(0 .30)	(0 .29)	–
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	–
Total Dividends and Distributions	(0 .51)	(0 .70)	(0 .40)	(0 .40)	–
Net Asset Value, End of Period	$ 9.71	$ 8.99	$ 15.57	$ 13.68	$ 12.18
Total Return(c)	14 .98%	(39 .41)%	17 .09%	15 .93%	1 .84%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 30,106	$ 19,918	$ 24,434	$ 9,356	$ 1,433
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0 .64%	1 .40%(g)
Ratio of Net Investment Income to Average Net Assets	1 .85%	2 .68%	1 .49%	1 .08%	(0 .38)%(g)
Portfolio Turnover Rate	5 .8%	6.0%	16 .5%	13 .1%	7.1%(g)

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 8.91	$ 15.42	$ 13.55	$ 12.16	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .11	0.25	0.12	0 .05	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	(6 .17)	2.04	1 .74	0 .25
Total From Investment Operations	1 .16	(5 .92)	2.16	1 .79	0 .20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .09)	(0 .28)	(0 .19)	(0 .29)	–
Distributions from Realized Gains	(0 .34)	(0 .31)	(0 .10)	(0 .11)	–
Total Dividends and Distributions	(0 .43)	(0 .59)	(0 .29)	(0 .40)	–
Net Asset Value, End of Period	$ 9.64	$ 8.91	$ 15.42	$ 13.55	$ 12.16
Total Return(c)	14 .11%	(39 .79)%	16 .22%	15 .03%	1 .67%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,463	$ 4,794	$ 6,161	$ 3,090	$ 621
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1 .40%	2 .15%(g)
Ratio of Net Investment Income to Average Net Assets	1 .29%	1 .99%	0 .86%	0 .38%	(1 .17)%(g)
Portfolio Turnover Rate	5 .8%	6.0%	16 .5%	13 .1%	7.1%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8 .72	$ 15.36	$ 13.41	$ 11.74	$ 11.48
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .13	0.33	0.19	0 .09	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	1 .04	(6 .24)	2.13	1 .80	0 .30
Total From Investment Operations	1 .17	(5 .91)	2.32	1 .89	0 .26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .15)	(0 .37)	(0 .26)	(0 .11)	–
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	(0 .11)	–
Total Dividends and Distributions	(0 .51)	(0 .73)	(0 .37)	(0 .22)	–
Net Asset Value, End of Period	$ 9.38	$ 8.72	$ 15.36	$ 13.41	$ 11.74
Total Return(c)	14 .66%	(40 .22)%	17 .71%	16 .30%	2 .26%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 18,611	$ 11,391	$ 14,930	$ 5,685	$ 553
Ratio of Expenses to Average Net Assets(e),(f)	0 .46%	0 .50%	0 .50%	0 .64%	1 .50%(g)
Ratio of Net Investment Income to Average Net Assets	1 .63%	2 .70%	1 .32%	0 .67%	(0 .93)%(g)
Portfolio Turnover Rate	15 .2%	6.8%	21 .2%	15 .9%	7.5%(g)

	2009	2008	2007	2006(h)
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period	$ 8.63	$ 15.21	$ 13.30	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .09	0.25	0.02	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	1 .01	(6 .20)	2.18	0 .71
Total From Investment Operations	1 .10	(5 .95)	2.20	0 .66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .27)	(0 .18)	–
Distributions from Realized Gains	(0 .36)	(0 .36)	(0 .11)	–
Total Dividends and Distributions	(0 .43)	(0 .63)	(0 .29)	–
Net Asset Value, End of Period	$ 9.30	$ 8.63	$ 15.21	$ 13.30
Total Return(c)	13 .78%	(40 .67)%	16 .80%	5 .22%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,762	$ 1,496	$ 2,106	$ 451
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	1 .14%	2 .05%	0 .15%	(0 .63)%(g)
Portfolio Turnover Rate	15 .2%	6.8%	21 .2%	15 .9%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.
(h) Period from March 15, 2006, date shares first offered, through October 31, 2006.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$ 9 .43	$ 12.95	$ 12.74	$ 11 .98	$ 11.96
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .26	0.52	0.51	0 .40	0 .08
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	(3 .36)	0.15	0 .68	(0 .06)
Total From Investment Operations	1 .11	(2 .84)	0.66	1 .08	0 .02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .46)	(0 .51)	(0 .39)	(0 .20)	–
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	(0 .12)	–
Total Dividends and Distributions	(0 .59)	(0 .68)	(0 .45)	(0 .32)	–
Net Asset Value, End of Period	$ 9.95	$ 9.43	$ 12.95	$ 12 .74	$ 11.98
Total Return(c)	12 .76%	(23 .06)%	5 .30%	9 .16%	0 .17%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 21,341	$ 17,473	$ 15,668	$ 6,635	$ 1,832
Ratio of Expenses to Average Net Assets(e),(f)	0 .47%	0 .50%	0 .50%	0 .65%	1 .30%(g)
Ratio of Net Investment Income to Average Net Assets	2 .85%	4 .57%	3 .98%	3 .24%	1 .90%(g)
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%	43 .8%(g)

	2009	2008	2007	2006(h)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$ 9 .32	$ 12.82	$ 12.63	$ 12.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .20	0.45	0.40	0 .23
Net Realized and Unrealized Gain (Loss) on Investments	0 .85	(3 .36)	0.16	0 .28
Total From Investment Operations	1 .05	(2 .91)	0.56	0 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .38)	(0 .42)	(0 .31)	–
Distributions from Realized Gains	(0 .13)	(0 .17)	(0 .06)	–
Total Dividends and Distributions	(0 .51)	(0 .59)	(0 .37)	–
Net Asset Value, End of Period	$ 9.86	$ 9.32	$ 12.82	$ 12.63
Total Return(c)	12 .08%	(23 .73)%	4 .51%	4 .21%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 730	$ 816	$ 758	$ 114
Ratio of Expenses to Average Net Assets(e),(f)	1 .22%	1 .25%	1 .25%	1 .25%(g)
Ratio of Net Investment Income to Average Net Assets	2 .23%	3 .95%	3 .18%	3 .00%(g)
Portfolio Turnover Rate	35 .9%	30 .7%	25 .3%	48 .9%(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Does not include expenses of the investment companies in which the Fund invests.
(g) Computed on an annualized basis.
(h) Period from March 15, 2006, date shares first offered, through October 31, 2006.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$ 11.83	$ 24.97	$ 27.56	$ 20.43	$ 20.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .28	0.27	0.19	0.14	0 .09
Net Realized and Unrealized Gain (Loss) on Investments	(0 .21)	(7 .39)	(0 .60)	7.80	0 .35
Total From Investment Operations	0 .07	(7 .12)	(0 .41)	7.94	0 .44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .28)	(0 .29)	(0 .11)	(0 .19)	(0 .13)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	–
Total Dividends and Distributions	(0 .28)	(6 .02)	(2 .18)	(0 .81)	(0 .13)
Net Asset Value, End of Period	$ 11.62	$ 11.83	$ 24.97	$ 27.56	$ 20.43
Total Return(c)	1 .30%	(36 .02)%	(1 .92)%	40.07%	2 .20%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 63,894	$ 64,787	$ 124,434	$ 125,408	$ 80,894
Ratio of Expenses to Average Net Assets(e)	1 .28%	1 .28%	1 .29%	1.43%	1 .49%(f)
Ratio of Net Investment Income to Average Net Assets	2 .88%	1 .62%	0 .75%	0.61%	1 .29%(f)
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(g)	37.8%	26.7%(f),(h)

	2009	2008	2007	2006	2005(a)
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$ 11 .74	$ 24.83	$ 27.56	$ 20 .44	$ 20.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0.13	(0 .02)	0.02	0 .03
Net Realized and Unrealized Gain (Loss) on Investments	(0 .22)	(7 .32)	(0 .60)	7.80	0 .35
Total From Investment Operations	(0 .01)	(7 .19)	(0 .62)	7.82	0 .38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .20)	(0 .17)	(0 .04)	(0 .08)	(0 .06)
Distributions from Realized Gains	–	(5 .73)	(2 .07)	(0 .62)	–
Total Dividends and Distributions	(0 .20)	(5 .90)	(2 .11)	(0 .70)	(0 .06)
Net Asset Value, End of Period	$ 11.53	$ 11.74	$ 24.83	$ 27 .56	$ 20.44
Total Return(c)	0 .46%	(36 .50)%	(2 .74)%	39.33%	1 .90%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,502	$ 14,551	$ 31,026	$ 29,044	$ 22,712
Ratio of Expenses to Average Net Assets(e)	2 .08%	2 .08%	2 .07%	1.95%	2 .38%(f)
Ratio of Net Investment Income to Average Net Assets	2 .18%	0 .81%	(0 .06)%	0.10%	0 .39%(f)
Portfolio Turnover Rate	57 .3%	47 .2%	77 .8%(g)	37.8%	26.7%(f),(h)

	2009	2008	2007(i)
REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$ 11.77	$ 24.89	$ 27.41
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .21	0.15	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .20)	(7 .36)	(2 .44)
Total From Investment Operations	0 .01	(7 .21)	(2 .52)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .18)	–
Distributions from Realized Gains	–	(5 .73)	–
Total Dividends and Distributions	(0 .22)	(5 .91)	–
Net Asset Value, End of Period	$ 11.56	$ 11.77	$ 24.89
Total Return(c)	0 .62%	(36 .48)%	(9 .19)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 5,172	$ 4,382	$ 7,976
Ratio of Expenses to Average Net Assets(e)	1 .98%	1 .98%	1 .99%(f)
Ratio of Net Investment Income to Average Net Assets	2 .15%	0 .93%	(0 .37)%(f)
Portfolio Turnover Rate	57 .3%	47 .2%	77.8%(f),(g)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.
(h) Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SAM BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 10.84	$ 16.18	$ 14.51	$ 13.32	$ 12.64
Income from Investment Operations:
Net Investment Income (Loss)	0 .30(a)	0.47(a)	0.37(a)	0 .28	0 .23
Net Realized and Unrealized Gain (Loss) on
Investments	1.06	(4 .53)	1.70	1 .20	0 .68
Total From Investment Operations	1 .36	(4 .06)	2.07	1 .48	0 .91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .51)	(0 .32)	(0 .29)	(0 .23)
Distributions from Realized Gains	(0 .91)	(0 .77)	(0 .08)	–	–
Total Dividends and Distributions	(1 .20)	(1 .28)	(0 .40)	(0 .29)	(0 .23)
Net Asset Value, End of Period	$ 11.00	$ 10.84	$ 16.18	$ 14.51	$ 13.32
Total Return(b)	14 .51%	(27 .01)%	14 .48%	11 .26%	7 .20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,550,550	$ 1,685,305	$ 2,594,033	$ 2,389,102	$ 2,125,167
Ratio of Expenses to Average Net Assets(c)	0 .74%	0 .67%	0 .64%	0 .66%	0 .94%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .64%	0 .66%	0 .94%
Ratio of Net Investment Income to Average Net Assets.	3 .01%	3 .39%	2 .42%	2 .01%	1 .69%
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%	10 .0%	0.0%

	2009	2008	2007	2006	2005
SAM BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 10.81	$ 16.14	$ 14.47	$ 13.28	$ 12.61
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(a)	0.37(a)	0.26(a)	0 .17	0 .12
Net Realized and Unrealized Gain (Loss) on Investments	1 .06	(4 .53)	1.69	1 .21	0 .67
Total From Investment Operations	1 .28	(4 .16)	1.95	1 .38	0 .79
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .21)	(0 .40)	(0 .20)	(0 .19)	(0 .12)
Distributions from Realized Gains	(0 .91)	(0 .77)	(0 .08)	–	–
Total Dividends and Distributions	(1 .12)	(1 .17)	(0 .28)	(0 .19)	(0 .12)
Net Asset Value, End of Period	$ 10.97	$ 10.81	$ 16.14	$ 14.47	$ 13.28
Total Return(b)	13 .65%	(27 .57)%	13 .64%	10 .44%	6 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 572,722	$ 748,701	$ 1,377,682	$ 1,414,695	$ 1,419,870
Ratio of Expenses to Average Net Assets(c)	1 .53%	1 .43%	1 .40%	1 .43%	1 .72%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .40%	1 .43%	1 .72%
Ratio of Net Investment Income to Average Net Assets	2 .28%	2 .71%	1 .69%	1 .24%	0 .91%
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%	10 .0%	0.0%

	2009	2008	2007	2006	2005
SAM BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 10.75	$ 16.05	$ 14.40	$ 13.22	$ 12.55
Income from Investment Operations:
Net Investment Income (Loss)	0 .22(a)	0.36(a)	0.25(a)	0 .17	0 .13
Net Realized and Unrealized Gain (Loss) on Investments	1 .05	(4 .49)	1.69	1 .20	0 .67
Total From Investment Operations	1 .27	(4 .13)	1.94	1 .37	0 .80
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .40)	(0 .21)	(0 .19)	(0 .13)
Distributions from Realized Gains	(0 .91)	(0 .77)	(0 .08)	–	–
Total Dividends and Distributions	(1 .13)	(1 .17)	(0 .29)	(0 .19)	(0 .13)
Net Asset Value, End of Period	$ 10.89	$ 10.75	$ 16.05	$ 14.40	$ 13.22
Total Return(b)	13 .62%	(27 .52)%	13 .59%	10 .47%	6 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 575,405	$ 639,449	$ 966,785	$ 883,759	$ 734,801
Ratio of Expenses to Average Net Assets(c)	1 .48%	1 .41%	1 .40%	1 .41%	1 .70%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .40%	1 .41%	1 .70%
Ratio of Net Investment Income to Average Net Assets	2 .28%	2 .65%	1 .65%	1 .26%	0 .93%
Portfolio Turnover Rate	5 .1%	34 .8%	14 .6%	10 .0%	0.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 8.84	$ 11.93	$ 11.12	$ 10.49	$ 10.27
Income from Investment Operations:
Net Investment Income (Loss)	0 .32(a)	0.41(a)	0.36(a)	0 .31	0 .26(a)
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .65)	0.86	0 .65	0 .23
Total From Investment Operations	1 .31	(2 .24)	1.22	0 .96	0 .49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .31)	(0 .44)	(0 .33)	(0 .31)	(0 .26)
Distributions from Realized Gains	(0 .37)	(0 .41)	(0 .08)	(0 .02)	(0 .01)
Total Dividends and Distributions	(0 .68)	(0 .85)	(0 .41)	(0 .33)	(0 .27)
Net Asset Value, End of Period	$ 9.47	$ 8.84	$ 11.93	$ 11.12	$ 10.49
Total Return(b)	16 .04%	(20 .00)%	11 .17%	9 .31%	4 .82%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 274,740	$ 247,297	$ 317,494	$ 309,946	$ 291,796
Ratio of Expenses to Average Net Assets(c)	0 .74%	0 .68%	0 .66%	0 .68%	1 .00%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .66%	0 .68%	1 .00%
Ratio of Net Investment Income to Average Net Assets	3 .71%	3 .83%	3 .18%	2 .89%	2 .47%
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%	13 .0%	2.0%

	2009	2008	2007	2006	2005
SAM CONSERVATIVE BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 8 .82	$ 11.91	$ 11.10	$ 10.47	$ 10.25
Income from Investment Operations:
Net Investment Income (Loss)	0 .25(a)	0.33(a)	0.28(a)	0 .23	0 .18(a)
Net Realized and Unrealized Gain (Loss) on Investments	0 .99	(2 .65)	0.85	0 .65	0 .23
Total From Investment Operations	1 .24	(2 .32)	1.13	0 .88	0 .41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)	(0 .36)	(0 .24)	(0 .23)	(0 .18)
Distributions from Realized Gains	(0 .37)	(0 .41)	(0 .08)	(0 .02)	(0 .01)
Total Dividends and Distributions	(0 .61)	(0 .77)	(0 .32)	(0 .25)	(0 .19)
Net Asset Value, End of Period	$ 9.45	$ 8.82	$ 11.91	$ 11.10	$ 10.47
Total Return(b)	15 .15%	(20 .65)%	10 .33%	8 .50%	4 .02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 93,923	$ 107,873	$ 159,229	$ 166,857	$ 169,869
Ratio of Expenses to Average Net Assets(c)	1 .54%	1 .44%	1 .43%	1 .45%	1 .78%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .43%	1 .45%	1 .78%
Ratio of Net Investment Income to Average Net Assets	2 .96%	3 .12%	2 .42%	2 .12%	1 .69%
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%	13 .0%	2.0%

	2009	2008	2007	2006	2005
SAM CONSERVATIVE BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 8.78	$ 11.86	$ 11.06	$ 10.43	$ 10.22
Income from Investment Operations:
Net Investment Income (Loss)	0 .26(a)	0.32(a)	0.27(a)	0 .23	0 .18(a)
Net Realized and Unrealized Gain (Loss) on Investments	0 .98	(2 .63)	0.85	0 .65	0 .22
Total From Investment Operations	1 .24	(2 .31)	1.12	0 .88	0 .40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .25)	(0 .36)	(0 .24)	(0 .23)	(0 .18)
Distributions from Realized Gains	(0 .37)	(0 .41)	(0 .08)	(0 .02)	(0 .01)
Total Dividends and Distributions	(0 .62)	(0 .77)	(0 .32)	(0 .25)	(0 .19)
Net Asset Value, End of Period	$ 9.40	$ 8.78	$ 11.86	$ 11.06	$ 10.43
Total Return(b)	15 .21%	(20 .62)%	10 .31%	8 .57%	4 .00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 160,228	$ 149,913	$ 181,365	$ 170,789	$ 152,208
Ratio of Expenses to Average Net Assets(c)	1 .48%	1 .42%	1 .41%	1 .43%	1 .76%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .41%	1 .43%	1 .76%
Ratio of Net Investment Income to Average Net Assets	3 .00%	3 .07%	2 .42%	2 .14%	1 .71%
Portfolio Turnover Rate	9 .2%	27 .7%	12 .7%	13 .0%	2.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

	FINANCIAL HIGHLIGHTS
	PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 11.58	$ 19.04	$ 16.44	$ 14.67	$ 13.56
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .22	0.45	0.29	0 .18	0 .13
Net Realized and Unrealized Gain (Loss) on
Investments	0.95	(6 .36)	2.52	1 .73	1 .11
Total From Investment Operations	1 .17	(5 .91)	2.81	1 .91	1 .24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .22)	(0 .47)	(0 .21)	(0 .14)	(0 .13)
Distributions from Realized Gains	(1 .15)	(1 .08)	–	–	–
Total Dividends and Distributions	(1 .37)	(1 .55)	(0 .21)	(0 .14)	(0 .13)
Net Asset Value, End of Period	$ 11.38	$ 11.58	$ 19.04	$ 16.44	$ 14.67
Total Return(b)	12 .30%	(33 .63)%	17 .26%	13 .07%	9 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,103,246	$ 1,204,478	$ 2,002,371	$ 1,822,661	$ 1,561,310
Ratio of Expenses to Average Net Assets(c)	0 .77%	0 .68%	0 .65%	0 .67%	0 .97%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .65%	0 .67%	0 .97%
Ratio of Net Investment Income to Average Net Assets.	2 .15%	2 .90%	1 .68%	1 .16%	0 .89%
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%	11 .0%	1.0%

	2009	2008	2007	2006	2005
SAM CONSERVATIVE GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 11.13	$ 18.36	$ 15.86	$ 14.25	$ 13.17
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0.34	0.16	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(6 .15)	2.42	1 .67	1 .09
Total From Investment Operations	1 .04	(5 .81)	2.58	1 .73	1 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .10)	(0 .34)	(0 .08)	(0 .12)	(0 .03)
Distributions from Realized Gains	(1 .15)	(1 .08)	–	–	–
Total Dividends and Distributions	(1 .25)	(1 .42)	(0 .08)	(0 .12)	(0 .03)
Net Asset Value, End of Period	$ 10.92	$ 11.13	$ 18.36	$ 15.86	$ 14.25
Total Return(b)	11 .41%	(34 .12)%	16 .35%	12 .19%	8 .42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 414,345	$ 545,926	$ 1,089,177	$ 1,093,660	$ 1,059,655
Ratio of Expenses to Average Net Assets(c)	1 .55%	1 .44%	1 .41%	1 .44%	1 .75%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .41%	1 .44%	1 .75%
Ratio of Net Investment Income to Average Net Assets	1 .43%	2 .26%	0 .96%	0 .39%	0 .11%
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%	11 .0%	1.0%

	2009	2008	2007	2006	2005
SAM CONSERVATIVE GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 11.03	$ 18.22	$ 15.75	$ 14.15	$ 13.11
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .14	0.32	0.15	0 .06	0 .02
Net Realized and Unrealized Gain (Loss) on Investments	0 .90	(6 .08)	2.42	1 .66	1 .08
Total From Investment Operations	1 .04	(5 .76)	2.57	1 .72	1 .10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .12)	(0 .35)	(0 .10)	(0 .12)	(0 .06)
Distributions from Realized Gains	(1 .15)	(1 .08)	–	–	–
Total Dividends and Distributions	(1 .27)	(1 .43)	(0 .10)	(0 .12)	(0 .06)
Net Asset Value, End of Period	$ 10.80	$ 11.03	$ 18.22	$ 15.75	$ 14.15
Total Return(b)	11 .48%	(34 .16)%	16 .38%	12 .21%	8 .40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 509,044	$ 590,888	$ 1,000,468	$ 906,470	$ 727,829
Ratio of Expenses to Average Net Assets(c)	1 .52%	1 .43%	1 .41%	1 .43%	1 .73%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .41%	1 .43%	1 .73%
Ratio of Net Investment Income to Average Net Assets	1 .42%	2 .16%	0 .92%	0 .40%	0 .13%
Portfolio Turnover Rate	4 .2%	32 .4%	16 .2%	11 .0%	1.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 9.50	$ 11.92	$ 11.54	$ 11.19	$ 11.26
Income from Investment Operations:
Net Investment Income (Loss)	0 .41(a)	0.45(a)	0.44(a)	0 .41	0 .35
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	(2 .13)	0.41	0 .39	(0 .03)
Total From Investment Operations	1 .59	(1 .68)	0.85	0 .80	0 .32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .41)	(0 .47)	(0 .43)	(0 .42)	(0 .35)
Distributions from Realized Gains	(0 .24)	(0 .27)	(0 .04)	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .65)	(0 .74)	(0 .47)	(0 .45)	(0 .39)
Net Asset Value, End of Period	$ 10.44	$ 9.50	$ 11.92	$ 11.54	$ 11.19
Total Return(b)	17 .66%	(14 .96)%	7 .54%	7 .28%	2 .79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 390,778	$ 349,745	$ 393,734	$ 401,786	$ 443,361
Ratio of Expenses to Average Net Assets(c)	0 .74%	0 .67%	0 .65%	0 .67%	1 .00%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .65%	0 .67%	1 .00%
Ratio of Net Investment Income to Average Net Assets	4 .34%	4 .09%	3 .75%	3 .60%	3 .10%
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%	8 .0%	3.0%

	2009	2008	2007	2006	2005
SAM FLEXIBLE INCOME PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 9.48	$ 11.91	$ 11.53	$ 11.17	$ 11.24
Income from Investment Operations:
Net Investment Income (Loss)	0 .34(a)	0.38(a)	0.35(a)	0 .33	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .18	(2 .16)	0.41	0 .39	(0 .03)
Total From Investment Operations	1 .52	(1 .78)	0.76	0 .72	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .38)	(0 .34)	(0 .33)	(0 .26)
Distributions from Realized Gains	(0 .24)	(0 .27)	(0 .04)	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .57)	(0 .65)	(0 .38)	(0 .36)	(0 .30)
Net Asset Value, End of Period	$ 10.43	$ 9.48	$ 11.91	$ 11.53	$ 11.17
Total Return(b)	16 .85%	(15 .71)%	6 .72%	6 .54%	1 .99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 143,196	$ 175,763	$ 258,168	$ 317,142	$ 384,036
Ratio of Expenses to Average Net Assets(c)	1 .52%	1 .44%	1 .42%	1 .44%	1 .77%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .42%	1 .44%	1 .77%
Ratio of Net Investment Income to Average Net Assets	3 .61%	3 .39%	3 .00%	2 .83%	2 .33%
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%	8 .0%	3.0%

	2009	2008	2007	2006	2005
SAM FLEXIBLE INCOME PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 9.43	$ 11.85	$ 11.47	$ 11.12	$ 11.19
Income from Investment Operations:
Net Investment Income (Loss)	0 .34(a)	0.37(a)	0.35(a)	0 .32	0 .26
Net Realized and Unrealized Gain (Loss) on Investments	1 .17	(2 .14)	0.41	0 .39	(0 .03)
Total From Investment Operations	1 .51	(1 .77)	0.76	0 .71	0 .23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .38)	(0 .34)	(0 .33)	(0 .26)
Distributions from Realized Gains	(0 .24)	(0 .27)	(0 .04)	(0 .03)	(0 .04)
Total Dividends and Distributions	(0 .58)	(0 .65)	(0 .38)	(0 .36)	(0 .30)
Net Asset Value, End of Period	$ 10.36	$ 9.43	$ 11.85	$ 11.47	$ 11.12
Total Return(b)	16 .87%	(15 .69)%	6 .76%	6 .52%	2 .06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 171,350	$ 139,041	$ 143,587	$ 148,386	$ 162,140
Ratio of Expenses to Average Net Assets(c)	1 .47%	1 .42%	1 .42%	1 .43%	1 .76%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .42%	1 .43%	1 .76%
Ratio of Net Investment Income to Average Net Assets	3 .59%	3 .35%	2 .99%	2 .84%	2 .34%
Portfolio Turnover Rate	11 .4%	35 .1%	9.7%	8 .0%	3.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$ 12.26	$ 21.28	$ 18.13	$ 15.99	$ 14.49
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .18	0.44	0.25	0 .13	0 .06
Net Realized and Unrealized Gain (Loss) on Investments	0 .93	(7 .84)	3.12	2 .10	1 .48
Total From Investment Operations	1 .11	(7 .40)	3.37	2 .23	1 .54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .07)	(0 .47)	(0 .22)	(0 .09)	(0 .04)
Distributions from Realized Gains	(1 .16)	(1 .15)	–	–	–
Total Dividends and Distributions	(1 .23)	(1 .62)	(0 .22)	(0 .09)	(0 .04)
Net Asset Value, End of Period	$ 12.14	$ 12.26	$ 21.28	$ 18.13	$ 15.99
Total Return(b)	10 .98%	(37 .46)%	18 .75%	13 .99%	10 .61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 705,912	$ 729,591	$ 1,232,964	$ 1,074,546	$ 885,165
Ratio of Expenses to Average Net Assets(c)	0 .82%	0 .72%	0 .68%	0 .71%	1 .02%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	0 .68%	0 .71%	1 .02%
Ratio of Net Investment Income to Average Net Assets	1 .71%	2 .58%	1 .30%	0 .74%	0 .38%
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%	12 .0%	1.0%

	2009	2008	2007	2006	2005
SAM STRATEGIC GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$ 11.55	$ 20.15	$ 17.18	$ 15.25	$ 13.90
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0.33	0.12	(0 .01)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .86	(7 .45)	2.94	2 .01	1 .41
Total From Investment Operations	0 .96	(7 .12)	3.06	2 .00	1 .35
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .33)	(0 .09)	(0 .07)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–	–	–
Total Dividends and Distributions	(1 .16)	(1 .48)	(0 .09)	(0 .07)	–
Net Asset Value, End of Period	$ 11.35	$ 11.55	$ 20.15	$ 17.18	$ 15.25
Total Return(b)	10 .12%	(37 .94)%	17 .86%	13 .16%	9 .71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 272,702	$ 343,364	$ 730,737	$ 718,841	$ 672,826
Ratio of Expenses to Average Net Assets(c)	1 .60%	1 .47%	1 .39%	1 .48%	1 .79%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .39%	1 .48%	1 .79%
Ratio of Net Investment Income to Average Net Assets	1 .01%	2 .04%	0 .64%	(0 .03)%	(0 .39)%
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%	12 .0%	1.0%

	2009	2008	2007	2006	2005
SAM STRATEGIC GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$ 11.57	$ 20.19	$ 17.22	$ 15.29	$ 13.93
Income from Investment Operations:
Net Investment Income (Loss)(a)	0 .10	0.30	0.09	–	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .88	(7 .43)	2.98	2 .00	1 .42
Total From Investment Operations	0 .98	(7 .13)	3.07	2 .00	1 .36
Less Dividends and Distributions:
Dividends from Net Investment Income	–	(0 .34)	(0 .10)	(0 .07)	–
Distributions from Realized Gains	(1 .16)	(1 .15)	–	–	–
Total Dividends and Distributions	(1 .16)	(1 .49)	(0 .10)	(0 .07)	–
Net Asset Value, End of Period	$ 11.39	$ 11.57	$ 20.19	$ 17.22	$ 15.29
Total Return(b)	10 .30%	(37 .96)%	17 .90%	13 .12%	9 .76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 304,256	$ 344,700	$ 616,494	$ 545,153	$ 417,865
Ratio of Expenses to Average Net Assets(c)	1 .57%	1 .46%	1 .49%	1 .47%	1 .77%
Ratio of Gross Expenses to Average Net Assets(c),(d)	–	–	1 .49%	1 .47%	1 .77%
Ratio of Net Investment Income to Average Net Assets	0 .98%	1 .88%	0 .49%	(0 .02)%	(0 .37)%
Portfolio Turnover Rate	3 .7%	32 .5%	15 .7%	12 .0%	1.0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Does not include expenses of the investment companies in which the Portfolio invests.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 8.44	$ 9.79	$ 9.93	$ 9.97	$ 10.12
Income from Investment Operations:
Net Investment Income (Loss)(b)	0.43	0.45	0.46	0.41	0 .11
Net Realized and Unrealized Gain (Loss) on Investments	0.26	(1 .33)	(0 .11)	0.01	(0 .10)
Total From Investment Operations	0 .69	(0 .88)	0.35	0.42	0 .01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .44)	(0 .47)	(0 .49)	(0 .46)	(0 .16)
Total Dividends and Distributions	(0 .44)	(0 .47)	(0 .49)	(0 .46)	(0 .16)
Net Asset Value, End of Period	$ 8.69	$ 8.44	$ 9.79	$ 9.93	$ 9.97
Total Return(c)	8 .65%	(9 .33)%	3 .57%	4.29%	0 .07%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 58,642	$ 62,240	$ 89,390	$ 93,951	$ 122,471
Ratio of Expenses to Average Net Assets	0 .82%	0 .79%	0 .78%	0.96%	0 .80%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse
Repurchase Agreement Expense)(f)	N/A	N/A	N/A	0.73%	0 .70%(e)
Ratio of Net Investment Income to Average Net Assets	5 .22%	4 .82%	4 .66%	4.10%	3 .15%(e)
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%	49.1%	110.8%(e),(g)

	2009	2008	2007(h)
SHORT-TERM BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 8 .44	$ 9.79	$ 9.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .33	0.37	0.30
Net Realized and Unrealized Gain (Loss) on Investments	0 .29	(1 .34)	(0 .11)
Total From Investment Operations	0 .62	(0 .97)	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .37)	(0 .38)	(0 .33)
Total Dividends and Distributions	(0 .37)	(0 .38)	(0 .33)
Redemption fees	0 .01	–	–
Net Asset Value, End of Period	$ 8.70	$ 8.44	$ 9.79
Total Return(c)	7 .80%	(10 .18)%	1 .91%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 4,784	$ 1,641	$ 1,585
Ratio of Expenses to Average Net Assets(i)	1 .70%	1 .70%	1 .70%(e)
Ratio of Net Investment Income to Average Net Assets	3 .98%	3 .91%	3 .79%(e)
Portfolio Turnover Rate	33 .9%	22 .1%	42 .8%(e)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Excludes interest expense paid on borrowings through reverse repurchase agreements.
(g) Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007.
(i) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
SHORT-TERM INCOME FUND(a)
Class A shares
Net Asset Value, Beginning of Period	$ 11.16	$ 11.59	$ 11.60	$ 11 .55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .41(b)	0.43(b)	0.29(b)	0.40	0 .40
Net Realized and Unrealized Gain (Loss) on Investments	0 .69	(0 .43)	0.11	0.05	(0 .35)
Total From Investment Operations	1 .10	–	0.40	0.45	0 .05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .42)	(0 .43)	(0 .41)	(0 .40)	(0 .40)
Total Dividends and Distributions	(0 .42)	(0 .43)	(0 .41)	(0 .40)	(0 .40)
Net Asset Value, End of Period	$ 11.84	$ 11.16	$ 11.59	$ 11 .60	$ 11.55
Total Return(c)	10 .06%	(0 .06)%	4 .14%	4.15%	0 .49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 135,394	$ 36,725	$ 36,639	$ 32,081	$ 36,287
Ratio of Expenses to Average Net Assets	0 .83%	0 .95%	0 .95%	0.95%	0 .81%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	0 .97%	0.95%	0 .93%
Ratio of Net Investment Income to Average Net Assets	3 .54%	3 .67%	4 .11%	3.54%	3 .36%
Portfolio Turnover Rate	40 .8%	64 .5%	29 .4%	14.0%	13 .0%

	2009	2008	2007	2006	2005
SHORT-TERM INCOME FUND(a)
Class C shares
Net Asset Value, Beginning of Period	$ 11 .17	$ 11.60	$ 11.60	$ 11 .55	$ 11.90
Income from Investment Operations:
Net Investment Income (Loss)	0 .30(b)	0.34(b)	0.21(b)	0.35	0 .30
Net Realized and Unrealized Gain (Loss) on Investments	0 .71	(0 .42)	0.13	0.05	(0 .35)
Total From Investment Operations	1 .01	(0 .08)	0.34	0.40	(0 .05)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .33)	(0 .35)	(0 .34)	(0 .35)	(0 .30)
Total Dividends and Distributions	(0 .33)	(0 .35)	(0 .34)	(0 .35)	(0 .30)
Net Asset Value, End of Period	$ 11.85	$ 11.17	$ 11.60	$ 11 .60	$ 11.55
Total Return(c)	9 .18%	(0 .78)%	3 .47%	3.39%	(0 .26)%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 42,128	$ 4,892	$ 4,952	$ 6,980	$ 13,477
Ratio of Expenses to Average Net Assets	1 .67%	1 .67%	1 .68%	1.68%	1 .56%
Ratio of Gross Expenses to Average Net Assets(d)	–	–	2 .10%	1.68%	1 .65%
Ratio of Net Investment Income to Average Net Assets	2 .58%	2 .95%	3 .38%	2.81%	2 .61%
Portfolio Turnover Rate	40 .8%	64 .5%	29 .4%	14.0%	13 .0%
(a) On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund's net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Excludes expense reimbursement from Manager and/or custodian.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 10 .36	$ 17.95	$ 17.30	$ 15.93	$ 15 .69
Income from Investment Operations:
Net Investment Income (Loss)(b)	–	(0 .02)	(0 .05)	(0 .02)	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	0 .11	(6 .14)	2.10	2.33	0 .25
Total From Investment Operations	0 .11	(6 .16)	2.05	2.31	0 .24
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	–
Total Dividends and Distributions	–	(1 .43)	(1 .40)	(0 .94)	–
Net Asset Value, End of Period	$ 10.47	$ 10.36	$ 17.95	$ 17.30	$ 15 .93
Total Return(c)	1 .06%	(36 .97)%	12 .48%	14.97%	1 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 61,823	$ 66,286	$ 118,157	$ 109,783	$ 97,133
Ratio of Expenses to Average Net Assets	1 .65%	1 .46%	1 .43%	1.40%	1 .37%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .01)%	(0 .11)%	(0 .28)%	(0 .15)%	(0 .27)%(e)
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103.0%	137.4%(e),(f)

	2009	2008	2007	2006	2005(a)
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 10.05	$ 17.60	$ 17.12	$ 15.89	$ 15 .69
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .13)	(0 .19)	(0 .14)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	0 .09	(5 .99)	2.07	2.31	0 .26
Total From Investment Operations	(0 .01)	(6 .12)	1.88	2.17	0 .20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	(1 .40)	(0 .94)	–
Total Dividends and Distributions	–	(1 .43)	(1 .40)	(0 .94)	–
Net Asset Value, End of Period	$ 10.04	$ 10.05	$ 17.60	$ 17.12	$ 15 .89
Total Return(c)	(0 .10)%	(37 .52)%	11 .55%	14.09%	1 .27%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 7,037	$ 10,021	$ 22,058	$ 24,476	$ 25,241
Ratio of Expenses to Average Net Assets	2 .78%	2 .33%	2 .26%	2.11%	2 .22%(e)
Ratio of Net Investment Income to Average Net Assets	(1 .15)%	(0 .97)%	(1 .11)%	(0 .85)%	(1 .13)%(e)
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%	103.0%	137.4%(e),(f)

	2009	2008	2007(g)
SMALLCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 10 .22	$ 17.85	$ 16.60
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .05)	(0 .12)	(0 .14)
Net Realized and Unrealized Gain (Loss) on Investments	0 .10	(6 .08)	1.39
Total From Investment Operations	0 .05	(6 .20)	1.25
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .43)	–
Total Dividends and Distributions	–	(1 .43)	–
Net Asset Value, End of Period	$ 10.27	$ 10.22	$ 17.85
Total Return(c)	0 .49%	(37 .44)%	7 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 940	$ 836	$ 1,573
Ratio of Expenses to Average Net Assets(h)	2 .20%	2 .20%	2 .20%(e)
Ratio of Net Investment Income to Average Net Assets	(0 .56)%	(0 .85)%	(1 .04)%(e)
Portfolio Turnover Rate	89 .5%	55 .6%	60 .9%(e)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Computed on an annualized basis.
(f) Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.
(g) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through
January 16, 2007.
(h) Reflects Manager's contractual expense limit.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007(a)
SMALLCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$ 5 .43	$ 10.18	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .07)	(0 .04)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(4 .10)	1.35
Total From Investment Operations	0 .34	(4 .17)	1.31
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	–
Total Dividends and Distributions	–	(0 .58)	–
Net Asset Value, End of Period	$ 5.77	$ 5.43	$ 10.18
Total Return(c)	6 .26%	(43 .33)%	14 .77%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 28,743	$ 29,467	$ 115,046
Ratio of Expenses to Average Net Assets	1 .82%	1 .51%(e)	1 .19%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .16)%	(0 .80)%	(0 .59)%(f)
Portfolio Turnover Rate	96 .8%	62 .9%	70 .0%(f),(g)

	2009	2008	2007(a)
SMALLCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$ 5.32	$ 10.07	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .09)	(0 .15)	(0 .15)
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(4 .02)	1.35
Total From Investment Operations	0 .30	(4 .17)	1.20
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	–
Total Dividends and Distributions	–	(0 .58)	–
Net Asset Value, End of Period	$ 5.62	$ 5.32	$ 10.07
Total Return(c)	5 .64%	(43 .82)%	13 .53%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,337	$ 2,931	$ 7,549
Ratio of Expenses to Average Net Assets	2 .57%(e)	2 .57%(e)	2 .54%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .91)%	(1 .90)%	(1 .94)%(f)
Portfolio Turnover Rate	96 .8%	62 .9%	70.0%(f),(g)

	2009	2008	2007(a)
SMALLCAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$ 5.36	$ 10.10	$ 8.87
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .08)	(0 .12)	(0 .12)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(4 .04)	1.35
Total From Investment Operations	0 .32	(4 .16)	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .58)	–
Total Dividends and Distributions	–	(0 .58)	–
Net Asset Value, End of Period	$ 5.68	$ 5.36	$ 10.10
Total Return(c)	5 .97%	(43 .58)%	13 .87%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 1,427	$ 1,184	$ 1,730
Ratio of Expenses to Average Net Assets	2 .21%(e)	2 .21%(e)	2 .21%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .54)%	(1 .55)%	(1 .60)%(f)
Portfolio Turnover Rate	96 .8%	62 .9%	70.0%(f),(g)
(a) Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from
January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16,
2007.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period	$ 5 .47	$ 10.16	$ 9.42	$ 8 .85	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .06)	(0 .12)	(0 .14)	(0 .15)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	0 .39	(4 .03)	1.58	1.20	0 .18
Total From Investment Operations	0 .33	(4 .15)	1.44	1.05	0 .13
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	–
Total Dividends and Distributions	–	(0 .54)	(0 .70)	(0 .48)	–
Net Asset Value, End of Period	$ 5.80	$ 5.47	$ 10.16	$ 9 .42	$ 8.85
Total Return(c)	6 .03%	(42 .88)%	16 .21%	12.12%	1 .49%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 11,609	$ 10,302	$ 19,434	$ 16,263	$ 13,137
Ratio of Expenses to Average Net Assets	1 .44%(e)	1 .95%(e)	1 .95%(e)	1 .95%(e)	1.95%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .08)%	(1 .54)%	(1 .50)%	(1 .57)%	(1 .68)%(f)
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80.7%	53.4%(f),(g)

	2009	2008	2007	2006	2005(a)
SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period	$ 5.33	$ 9.97	$ 9.33	$ 8.83	$ 8.72
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .09)	(0 .18)	(0 .21)	(0 .21)	(0 .08)
Net Realized and Unrealized Gain (Loss) on Investments	0 .36	(3 .92)	1.55	1.19	0 .19
Total From Investment Operations	0 .27	(4 .10)	1.34	0.98	0 .11
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	(0 .70)	(0 .48)	–
Total Dividends and Distributions	–	(0 .54)	(0 .70)	(0 .48)	–
Net Asset Value, End of Period	$ 5.60	$ 5.33	$ 9.97	$ 9.33	$ 8.83
Total Return(c)	5 .07%	(43 .22)%	15 .24%	11.31%	1 .26%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,049	$ 3,699	$ 7,842	$ 7,413	$ 6,720
Ratio of Expenses to Average Net Assets	2 .19%(e)	2 .70%(e)	2 .70%(e)	2.70%(e)	2.70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .83)%	(2 .29)%	(2 .24)%	(2 .32)%	(2 .43)%(f)
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%	80.7%	53.4%(f),(g)

	2009	2008	2007(h)
SMALLCAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period	$ 5.40	$ 10.10	$ 9.04
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .10)	(0 .18)	(0 .17)
Net Realized and Unrealized Gain (Loss) on Investments	0 .40	(3 .98)	1.23
Total From Investment Operations	0 .30	(4 .16)	1.06
Less Dividends and Distributions:
Distributions from Realized Gains	–	(0 .54)	–
Total Dividends and Distributions	–	(0 .54)	–
Net Asset Value, End of Period	$ 5.70	$ 5.40	$ 10.10
Total Return(c)	5 .56%	(43 .25)%	11 .73%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 759	$ 339	$ 502
Ratio of Expenses to Average Net Assets	2 .19%(e)	2 .70%(e)	2 .70%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(1 .85)%	(2 .29)%	(2 .28)%(f)
Portfolio Turnover Rate	131 .8%	78 .0%	62 .9%(f)
(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.
(h) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005(a)
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$ 12 .30	$ 18.82	$ 19.21	$ 17 .49	$ 16.98
Income from Investment Operations:
Net Investment Income (Loss)(b)	0 .06	0.05	0.06	0.01	(0 .01)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .16)	0.44	2.99	0 .52
Total From Investment Operations	(0 .67)	(5 .11)	0.50	3.00	0 .51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .02)	(0 .08)	–	–	–
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	–
Total Dividends and Distributions	(0 .02)	(1 .41)	(0 .89)	(1 .28)	–
Net Asset Value, End of Period	$ 11.61	$ 12.30	$ 18.82	$ 19 .21	$ 17.49
Total Return(c)	(5 .46)%	(29 .06)%	2 .55%	18.03%	3 .00%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 13,392	$ 14,995	$ 23,033	$ 8,839	$ 1,302
Ratio of Expenses to Average Net Assets(e)	1 .35%	1 .35%	1 .36%	1.49%	1 .70%(f)
Ratio of Net Investment Income to Average Net Assets	0 .57%	0 .33%	0 .34%	0.07%	(0 .18)%(f)
Portfolio Turnover Rate	97 .2%	101 .9%	112.8%(g)	97.9%	133 .7%(f)

	2009	2008	2007	2006	2005(a)
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$ 12.08	$ 18.59	$ 19.14	$ 17.55	$ 16.98
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .04)	(0 .09)	(0 .11)	(0 .13)	(0 .05)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .73)	(5 .09)	0.45	3.00	0 .62
Total From Investment Operations	(0 .77)	(5 .18)	0.34	2.87	0 .57
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .33)	(0 .89)	(1 .28)	–
Total Dividends and Distributions	–	(1 .33)	(0 .89)	(1 .28)	–
Net Asset Value, End of Period	$ 11.31	$ 12.08	$ 18.59	$ 19.14	$ 17.55
Total Return(c)	(6 .37)%	(29 .76)%	1 .68%	17.18%	3 .36%(d),(h)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 2,676	$ 2,789	$ 4,545	$ 1,612	$ 439
Ratio of Expenses to Average Net Assets(e)	2 .29%	2 .29%	2 .27%	2.24%	2 .45%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .37)%	(0 .60)%	(0 .58)%	(0 .70)%	(0 .82)%(f)
Portfolio Turnover Rate	97 .2%	101 .9%	112.8%(g)	97.9%	133 .7%(f)

	2009	2008	2007(i)
SMALLCAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$ 12.21	$ 18.72	$ 18.93
Income from Investment Operations:
Net Investment Income (Loss)(b)	(0 .01)	(0 .06)	(0 .06)
Net Realized and Unrealized Gain (Loss) on Investments	(0 .75)	(5 .12)	(0 .15)
Total From Investment Operations	(0 .76)	(5 .18)	(0 .21)
Less Dividends and Distributions:
Distributions from Realized Gains	–	(1 .33)	–
Total Dividends and Distributions	–	(1 .33)	–
Net Asset Value, End of Period	$ 11.45	$ 12.21	$ 18.72
Total Return(c)	(6 .22)%	(29 .54)%	(1 .11)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 3,048	$ 3,481	$ 4,496
Ratio of Expenses to Average Net Assets(e)	2 .08%	2 .08%	2 .09%(f)
Ratio of Net Investment Income to Average Net Assets	(0 .13)%	(0 .41)%	(0 .42)%(f)
Portfolio Turnover Rate	97 .2%	101 .9%	112.8%(f),(g)

(a) Period from June 28, 2005, date shares first offered, through October 31, 2005.
(b) Calculated based on average shares outstanding during the period.
(c) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(d) Total return amounts have not been annualized.
(e) Reflects Manager's contractual expense limit.
(f) Computed on an annualized basis.
(g) Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.
(h) During 2005, the Fund processed a significant (relative to the Class) "As Of" transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund's shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.
(i) Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through
January 16, 2007.

FINANCIAL HIGHLIGHTS
PRINCIPAL FUNDS, INC.

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2009	2008	2007	2006	2005
TAX-EXEMPT BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$ 6.31	$ 7.41	$ 7.70	$ 7.70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .35(a)	0.34(a)	0.33(a)	0.33	0 .33
Net Realized and Unrealized Gain (Loss) on Investments	0 .66	(1 .10)	(0 .25)	0.15	(0 .16)
Total From Investment Operations	1 .01	(0 .76)	0.08	0.48	0 .17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .34)	(0 .34)	(0 .35)	(0 .33)	(0 .33)
Distributions from Realized Gains	–	–	(0 .02)	(0 .15)	(0 .09)
Total Dividends and Distributions	(0 .34)	(0 .34)	(0 .37)	(0 .48)	(0 .42)
Net Asset Value, End of Period	$ 6.98	$ 6.31	$ 7.41	$ 7.70	$ 7.70
Total Return(b)	16 .51%	(10 .57)%	0 .72%	6.42%	2 .19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 244,298	$ 220,771	$ 282,685	$ 165,325	$ 175,146
Ratio of Expenses to Average Net Assets	0 .87%	1 .00%	1 .09%	1.15%	1 .00%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	0 .79%	0 .76%	0 .77%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	0 .92%	1 .07%	1 .15%	1.15%	1 .00%
Ratio of Net Investment Income to Average Net Assets	5 .32%	4 .85%	4 .37%	4.32%	4 .22%
Portfolio Turnover Rate	75 .8%	65 .3%	51 .0%	25.0%	28 .0%

	2009	2008	2007	2006	2005
TAX-EXEMPT BOND FUND
Class B shares
Net Asset Value, Beginning of Period	$ 6 .31	$ 7.41	$ 7.70	$ 7 .70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .31(a)	0.32(a)	0.29(a)	0.27	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .66	(1 .10)	(0 .25)	0.15	(0 .16)
Total From Investment Operations	0 .97	(0 .78)	0.04	0.42	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .30)	(0 .32)	(0 .31)	(0 .27)	(0 .27)
Distributions from Realized Gains	–	–	(0 .02)	(0 .15)	(0 .09)
Total Dividends and Distributions	(0 .30)	(0 .32)	(0 .33)	(0 .42)	(0 .36)
Net Asset Value, End of Period	$ 6.98	$ 6.31	$ 7.41	$ 7 .70	$ 7.70
Total Return(b)	15 .71%	(10 .94)%	0 .24%	5.63%	1 .43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 9,561	$ 11,837	$ 19,941	$ 22,881	$ 30,073
Ratio of Expenses to Average Net Assets	1 .55%	1 .39%	1 .54%	1.91%	1 .75%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1 .47%	1 .15%	1 .24%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	1 .90%	1 .96%	1 .98%	1.91%	1 .75%
Ratio of Net Investment Income to Average Net Assets	4 .65%	4 .44%	3 .90%	3.56%	3 .47%
Portfolio Turnover Rate	75 .8%	65 .3%	51 .0%	25.0%	28 .0%

	2009	2008	2007	2006	2005
TAX-EXEMPT BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$ 6 .31	$ 7.42	$ 7.70	$ 7 .70	$ 7.95
Income from Investment Operations:
Net Investment Income (Loss)	0 .29(a)	0.28(a)	0.26(a)	0.27	0 .27
Net Realized and Unrealized Gain (Loss) on Investments	0 .68	(1 .11)	(0 .24)	0.15	(0 .16)
Total From Investment Operations	0 .97	(0 .83)	0.02	0.42	0 .11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .29)	(0 .28)	(0 .28)	(0 .27)	(0 .27)
Distributions from Realized Gains	–	–	(0 .02)	(0 .15)	(0 .09)
Total Dividends and Distributions	(0 .29)	(0 .28)	(0 .30)	(0 .42)	(0 .36)
Net Asset Value, End of Period	$ 6.99	$ 6.31	$ 7.42	$ 7 .70	$ 7.70
Total Return(b)	15 .68%	(11 .52)%	(0 .01)%	5.60%	1 .41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$ 6,728	$ 3,672	$ 2,931	$ 2,547	$ 2,360
Ratio of Expenses to Average Net Assets	1 .73%	1 .89%	1 .94%	1.93%	1 .76%
Ratio of Expenses to Average Net Assets (Excluding Interest
Expense and Fees)(c)	1 .65%	1 .65%	1 .65%	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(d)	2 .17%	2 .50%	2 .74%	1.93%	1 .76%
Ratio of Net Investment Income to Average Net Assets	4 .42%	3 .99%	3 .50%	3.54%	3 .46%
Portfolio Turnover Rate	75 .8%	65 .3%	51 .0%	25.0%	28 .0%

(a) Calculated based on average shares outstanding during the period.
(b) Total return is calculated without the front-end sales charge or contingent deferred sales charge.
(c) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.
(d) Excludes expense reimbursement from Manager and/or custodian.

APPENDIX A Description of Bond Ratings: Moody’s Investors Service, Inc. Rating Definitions: Long-Term Obligation Ratings

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised.
Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba:	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:	Obligations rated B are considered speculative and are subject to high credit risk.

Caa:	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa.
The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of that generate rating category.

SHORT-TERM NOTES: The four ratings of Moody’s for short-term notes are MIG 1, MIG 2, MIG 3, and MIG 4. MIG 1 denotes “best quality, enjoying strong protection from established cash flows.” MIG 2 denotes “high quality” with
“ample margins of protection.” MIG 3 notes are of “favorable quality but lacking the undeniable strength of the preceding grades.” MIG 4 notes are of “adequate quality, carrying specific risk for having protection and not distinctly or predominantly speculative.”

Description of Moody’s Commercial Paper Ratings:

Moody’s Commercial Paper ratings are opinions of the ability to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations.

Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations.

Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

Description of Standard & Poor’s Corporation’s Debt Ratings:

A Standard & Poor’s debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.

The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources Standard & Poor’s considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.	Likelihood of default – capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

II.	Nature of and provisions of the obligation;

III.	Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditor’s rights.

AAA:	Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA:	Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest-
rated issues only in small degree.

A:	Debt rated “A” has a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB:	Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circum-
stances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

BB, B, CCC, CC: Debt rated “BB,” “B,” “CCC,” and “CC” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obliga-
tion. “BB” indicates the lowest degree of speculation and “CC” the highest degree of speculation.
While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C:	The rating “C” is reserved for income bonds on which no interest is being paid.

D:	Debt rated “D” is in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from “AA” to “B” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

NR:	Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Standard & Poor’s, Commercial Paper Ratings

A Standard & Poor’s Commercial Paper Rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Ratings are applicable to both taxable and tax-exempt commercial paper. The four categories are as follows:

A:	Issues assigned the highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.
A-1:	This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Issues that possess overwhelming safety characteristics will be given a “+” designation.
A-2:	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”
A-3:	Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, some-
what more vulnerable to the adverse effects of changes in circumstances than obligations carrying the highest designations.
B:	Issues rated “B” are regarded as having only an adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.
C:	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D:	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

The Commercial Paper Rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of, such information.

Standard & Poor’s rates notes with a maturity of less than three years as follows:

SP-1:	A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.
SP-2:	A satisfactory capacity to pay principal and interest.
SP-3:	A speculative capacity to pay principal and interest.

Fitch, Inc. Long-Term Credit Ratings

Investment Grade

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. “A” ratings denote low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. “BBB” ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for selected structured finance obligations in low speculative grade.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1: Outstanding recovery prospects given default. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%-100% of current principal and related interest.

RR2: Superior recovery prospects given default. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%-90% of current principal and related interest.

RR3: Good recovery prospects given default. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%-70% of current principal and related interest.

RR4: Average recovery prospects given default. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%-50% of current principal and related interest.

RR5: Below average recovery prospects given default. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%-30% of current principal and related interest.

RR6: Poor recovery prospects given default. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%-10% of current principal and related interest.

Short-Term Credit Ratings

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream, and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as
“short term” based on market convention. Typically, this means up to 13 months for corporate, structured and sovereign obligations, and up to 36 months for obligations in US public finance markets.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

ADDITIONAL INFORMATION

Additional information about the Fund (including the Fund’s policy regarding the disclosure of portfolio securities) is available in the Statement of Additional Information dated March 1, 2010, which is incorporated by reference into this prospectus. Additional information about the Funds’ investments is available in the Fund’s annual and semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the last fiscal year. The Statement of Additional Information and the Fund’s annual and semiannual reports can be obtained free of charge by writing Principal Funds, P.O. Box 8024, Boston, MA 02266-8024. In addition, the Fund makes its Statement of Additional Information and annual and semiannual reports available, free of charge, on our website www.PrincipalFunds.com. To request this and other information about the Fund and to make shareholder inquiries, telephone 1-800-222-5852.

Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s internet site at http:// www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, 100 F Street, N.E., Washington, D.C. 20549-0102.

The U.S. government does not insure or guarantee an investment in any of the Funds. There can be no assurance that the Money Market Fund will be able to maintain a stable share price of $1.00 per share.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, nor are shares of the Funds federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Principal Funds, Inc. SEC File 811-07572

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has
duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Des Moines and State of Iowa, on the 25th day of February, 2010.

Principal Funds, Inc.
(Registrant)

/s/ R. C. Eucher
R. C. Eucher
Chairman of the Board and
Chief Executive Officer

Attest:

/s/ Beth Wilson
Beth Wilson
Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ R. C. Eucher
	Chairman of the Board	February 25, 2010
R. C. Eucher	and Chief Executive
Officer (Principal
Executive Officer)

/s/ L. A. Rasmussen
	Vice President,	February 25, 2010
L. A. Rasmussen	Controller and Chief
Financial Officer
(Principal Financial
Officer and Controller)

/s/ N. M. Everett
	President and Director	February 25, 2010
N. M. Everett

/s/ M. J. Beer
	Executive Vice President	February 25, 2010
M. J. Beer

(E. Ballantine)*
	Director	February 25, 2010
E. Ballantine

(K. Blake)*
	Director	February 25, 2010
K. Blake

(C. Damos)*
	Director	February 25, 2010
C. Damos

(R. W. Gilbert)*
	Director	February 25, 2010
R. W. Gilbert

(M. A. Grimmett)*
	Director	February 25, 2010
M. A. Grimmett

(F. S. Hirsch)*
	Director	February 25, 2010
F. S. Hirsch

(W. C. Kimball)*
	Director	February 25, 2010
W. C. Kimball

(B. A. Lukavsky)*
	Director	February 25, 2010
B. A. Lukavsky

(W. G. Papesh)*
	Director	February 25, 2010
W. G. Papesh

(D. Pavelich)*
	Director	February 25, 2010
D. Pavelich

/s/ M. J. Beer
*By
M. J. Beer
Executive Vice President

*Pursuant to Powers of Attorney
Previously filed on December 12, 2008